UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5017

Ivy Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

VARIABLE INSURANCE PORTFOLIOS	Semiannual Report JUNE 30, 2018

Ivy Variable Insurance Portfolios

Pathfinder Aggressive		Class II
Pathfinder Conservative		Class II
Pathfinder Moderate		Class II
Pathfinder Moderately Aggressive		Class II
Pathfinder Moderately Conservative		Class II
Pathfinder Moderate — Managed Volatility		Class II
Pathfinder Moderately Aggressive — Managed Volatility		Class II
Pathfinder Moderately Conservative — Managed Volatility		Class II
Asset Strategy	Class I	Class II
Balanced		Class II
Core Equity		Class II
Corporate Bond		Class II
Energy	Class I	Class II
Global Bond		Class II
Global Equity Income		Class II
Global Growth		Class II
Government Money Market		Class II
Growth		Class II
High Income	Class I	Class II
International Core Equity		Class II
Limited-Term Bond		Class II
Micro Cap Growth	Class I	Class II
Mid Cap Growth	Class I	Class II
Natural Resources		Class II
Science and Technology	Class I	Class II
Securian Real Estate Securities		Class II
Small Cap Core		Class II
Small Cap Growth		Class II
Value		Class II

CONTENTS	IVY VIP

2	SEMIANNUAL REPORT	2018

PRESIDENT’S LETTER	IVY VIP

JUNE 30, 2018 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Market volatility returned strongly in the first half of 2018 as trade disputes, geopolitical tensions and uncertain global growth rates provided a choppy ride for investors. On the global economic front, the U.S. continued to set the pace as corporate earnings remained strong and business confidence continued to soar. Against that backdrop, the heightened rhetoric and growing quarrels between the U.S. and key trading partners could unsettle the markets for the remainder of the year. What might the second half of 2018 have in store for the markets and investors?

The health of the U.S. economy remains a pocket of strength for global growth despite a slow start to the year and the looming presence of higher market volatility. The U.S. Tax and Jobs Act signed into law by President Donald Trump in late 2017 and a $1.3 trillion stimulus bill passed in March of this year likely contributed to that strength. Overall business optimism remains strong despite concern over the Trump administration’s position on several issues, most notably the direction of U.S. trade policy.

We believe U.S. GDP growth remains on pace with our initial 2018 forecast of 2.9%. While inflation has picked up slightly, it is still in line with the U.S. Federal Reserve’s (Fed) target of a 2% annual rate. A strong labor market also is contributing to the upbeat U.S. economic picture. The unemployment rate fell to 3.8% in May, the lowest level in 18 years. While improving, wage gains this year have been modest given the low level of unemployment. See the table for a fiscal year-over-year comparison of some common market metrics.

Eurozone GDP performance has been tepid and weaker than expected this year, with growth at a 0.4% non-annualized rate. We believe a markedly harsh winter in areas of Europe and an uptick in work absences due to seasonal illness contributed to the less than stellar performance. We think the first-quarter slowdown was exaggerated and expect a slight rebound in growth going forward. A similar phenomenon happened in the U.K., where we also expect growth to rebound, although increasing friction in Brexit negotiations about the U.K.’s exit from the European Union (EU) has created downside risks.

Japan’s lackluster economic performance in the first quarter caused us to lower our growth projection to 1.2% for the year. However, we believe growth could pick up in the second half of 2018 based on our expectations for solid employment growth, fiscal stimulus, an influx of construction projects in anticipation of the 2020 Summer Olympics and an increasing desire for companies to make investments in capital expenditures. Given soft inflation data, we expect the Bank of Japan to continue trailing other central banks in tightening its ultra-accommodative policies.

While emerging-market economies held up well to start 2018, currency headwinds and tariffs impacting global trade negatively impacted these markets in the second quarter. Despite the recent downturn, we expect steady global growth for the remainder of 2018, which we believe will provide opportunities for exporting countries across emerging economies.

We remain aware of risks, and believe it is important to stay focused on the fundamentals and merits of individual market sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While those can affect every business and investor, we think the innovation and management skill within individual companies ultimately drive long-term stock prices.

Expanding valuations and corporate earnings growth have been key drivers in the equity markets. We believe continued earnings growth will need to carry more of the burden going forward. We see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

Economic Snapshot

	6/30/2018	12/31/2017
S&P 500 Index	2,718.37	2,673.61
MSCI EAFE Index	1,958.64	2,050.79
10-Year Treasury Yield	2.85%	2.40%
U.S. unemployment rate	4.0%	4.1%
30-year fixed mortgage rate	4.55%	3.99%
Oil price per barrel	$74.15	$60.42

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Variable Insurance Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2018	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

Expense Example

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Ivy VIP Portfolios, the Pathfinder Aggressive, Pathfinder Conservative, Pathfinder Moderate, Pathfinder Moderately Aggressive and Pathfinder Moderately Conservative Portfolios (collectively, the “Pathfinder Portfolios”) and the Pathfinder Moderate — Managed Volatility, Pathfinder Moderately Aggressive — Managed Volatility and Pathfinder Moderately Conservative — Managed Volatility Portfolios (collectively, the “Managed Volatility Portfolios”) will indirectly bear their pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the Pathfinder Portfolios or Managed Volatility Portfolios annualized expense ratios or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2018.

Actual Expenses

The first section in the following table provides information about actual investment values and actual expenses for each share class. You may use the information in this section, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical investment values and hypothetical expenses for each share class based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 6 to the Financial Statements for further information.

4	SEMIANNUAL REPORT	2018

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

	Actual(1)			Hypothetical(2)
Portfolio	Beginning Account Value 12-31-17	Ending Account Value 6-30-18	Expenses Paid During Period*	Beginning Account Value 12-31-17	Ending Account Value 6-30-18	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Pathfinder Aggressive
Class II	$1,000	$1,039.90	$0.51	$1,000	$1,024.30	$0.51	0.10%
Pathfinder Conservative
Class II	$1,000	$1,015.20	$0.40	$1,000	$1,024.39	$0.40	0.08%
Pathfinder Moderate
Class II	$1,000	$1,019.30	$0.20	$1,000	$1,024.62	$0.20	0.04%
Pathfinder Moderately Aggressive
Class II	$1,000	$1,023.30	$0.20	$1,000	$1,024.62	$0.20	0.03%
Pathfinder Moderately Conservative
Class II	$1,000	$1,019.90	$0.30	$1,000	$1,024.52	$0.30	0.06%
Pathfinder Moderate — Managed Volatility
Class II	$1,000	$1,014.30	$1.21	$1,000	$1,023.64	$1.21	0.23%
Pathfinder Moderately Aggressive — Managed Volatility
Class II	$1,000	$1,017.50	$1.41	$1,000	$1,023.38	$1.42	0.28%
Pathfinder Moderately Conservative — Managed Volatility
Class II	$1,000	$1,013.60	$1.51	$1,000	$1,023.30	$1.52	0.30%
Asset Strategy
Class I	$1,000	$1,018.50	$3.84	$1,000	$1,021.03	$3.84	0.76%
Class II	$1,000	$1,017.30	$5.04	$1,000	$1,019.78	$5.05	1.01%
Balanced
Class II	$1,000	$1,016.10	$5.04	$1,000	$1,019.75	$5.05	1.02%
Core Equity
Class II	$1,000	$1,053.20	$4.83	$1,000	$1,020.09	$4.75	0.95%
Corporate Bond
Class II	$1,000	$970.90	$3.84	$1,000	$1,020.93	$3.94	0.78%
Energy
Class I	$1,000	$1,039.90	$4.79	$1,000	$1,020.13	$4.75	0.94%
Class II	$1,000	$1,038.60	$6.01	$1,000	$1,018.89	$5.96	1.19%
Global Bond
Class II	$1,000	$983.50	$2.98	$1,000	$1,021.82	$3.03	0.60%
Global Equity Income
Class II	$1,000	$961.70	$4.90	$1,000	$1,019.80	$5.05	1.01%
Global Growth
Class II	$1,000	$1,058.00	$5.76	$1,000	$1,019.20	$5.65	1.13%
Government Money Market
Class II	$1,000	$1,006.40	$2.01	$1,000	$1,022.82	$2.02	0.40%
Growth
Class II	$1,000	$1,103.50	$5.26	$1,000	$1,019.84	$5.05	1.00%

2018	SEMIANNUAL REPORT	5

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

	Actual(1)			Hypothetical(2)
Portfolio	Beginning Account Value 12-31-17	Ending Account Value 6-30-18	Expenses Paid During Period*	Beginning Account Value 12-31-17	Ending Account Value 6-30-18	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
High Income
Class I	$1,000	$1,016.60	$3.33	$1,000	$1,021.50	$3.34	0.67%
Class II	$1,000	$1,015.30	$4.53	$1,000	$1,020.27	$4.55	0.91%
International Core Equity
Class II	$1,000	$972.60	$5.62	$1,000	$1,019.05	$5.75	1.16%
Limited-Term Bond
Class II	$1,000	$995.20	$3.99	$1,000	$1,020.82	$4.04	0.80%
Micro Cap Growth
Class I	$1,000	$1,219.90	$6.10	$1,000	$1,019.27	$5.55	1.11%
Class II	$1,000	$1,218.40	$7.54	$1,000	$1,018.03	$6.86	1.36%
Mid Cap Growth
Class I	$1,000	$1,115.00	$4.44	$1,000	$1,020.58	$4.24	0.85%
Class II	$1,000	$1,113.60	$5.71	$1,000	$1,019.35	$5.45	1.10%
Natural Resources
Class II	$1,000	$978.60	$5.94	$1,000	$1,018.76	$6.06	1.22%
Science and Technology
Class I	$1,000	$1,090.80	$4.70	$1,000	$1,020.26	$4.55	0.91%
Class II	$1,000	$1,089.40	$6.06	$1,000	$1,019.03	$5.86	1.16%
Securian Real Estate Securities
Class II	$1,000	$997.20	$6.49	$1,000	$1,018.33	$6.56	1.30%
Small Cap Core
Class II	$1,000	$1,077.90	$6.03	$1,000	$1,019.00	$5.86	1.17%
Small Cap Growth
Class II	$1,000	$1,118.90	$5.93	$1,000	$1,019.16	$5.65	1.14%
Value
Class II	$1,000	$997.40	$4.99	$1,000	$1,019.78	$5.05	1.01%

*

Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2018, and divided by 365.

(1)

This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Portfolios.

The above illustrations are based on ongoing costs only.

6	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	PATHFINDER PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Pathfinder Aggressive – Asset Allocation

Ivy VIP International Core Equity, Class II	17.6%
Ivy VIP Growth, Class II	12.3%
Ivy VIP Core Equity, Class II	12.3%
Ivy VIP Value, Class II	12.2%
Ivy VIP Global Equity Income, Class II	11.7%
Ivy VIP Limited-Term Bond, Class II	11.1%
Ivy VIP Mid Cap Growth, Class I	8.6%
Ivy VIP Corporate Bond, Class II	8.1%
Ivy VIP Small Cap Growth, Class II	2.5%
Ivy VIP Small Cap Core, Class II	1.2%
Ivy VIP High Income, Class I	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.4%

Pathfinder Conservative – Asset Allocation

Ivy VIP Limited-Term Bond, Class II	24.1%
Ivy VIP Government Money Market, Class II	20.1%
Ivy VIP Corporate Bond, Class II	13.6%
Ivy VIP Value, Class II	7.3%
Ivy VIP Growth, Class II	7.3%
Ivy VIP Core Equity, Class II	7.3%
Ivy VIP International Core Equity, Class II	5.8%
Ivy VIP Mid Cap Growth, Class I	5.1%
Ivy VIP Global Equity Income, Class II	3.9%
Ivy VIP High Income, Class I	2.5%
Ivy VIP Small Cap Growth, Class II	1.5%
Ivy VIP Small Cap Core, Class II	0.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.8%

Pathfinder Moderate – Asset Allocation

Ivy VIP Limited-Term Bond, Class II	19.3%
Ivy VIP International Core Equity, Class II	11.8%
Ivy VIP Government Money Market, Class II	10.2%
Ivy VIP Growth, Class II	9.9%
Ivy VIP Core Equity, Class II	9.9%
Ivy VIP Value, Class II	9.8%
Ivy VIP Corporate Bond, Class II	9.4%
Ivy VIP Global Equity Income, Class II	7.8%
Ivy VIP Mid Cap Growth, Class I	6.9%
Ivy VIP Small Cap Growth, Class II	2.0%
Ivy VIP High Income, Class I	1.8%
Ivy VIP Small Cap Core, Class II	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.2%

Pathfinder Moderately Aggressive – Asset Allocation

Ivy VIP Limited-Term Bond, Class II	15.1%
Ivy VIP International Core Equity, Class II	14.8%
Ivy VIP Growth, Class II	11.2%
Ivy VIP Value, Class II	11.1%
Ivy VIP Core Equity, Class II	11.1%
Ivy VIP Global Equity Income, Class II	9.9%
Ivy VIP Corporate Bond, Class II	9.2%
Ivy VIP Mid Cap Growth, Class I	7.8%
Ivy VIP Government Money Market, Class II	5.1%
Ivy VIP Small Cap Growth, Class II	2.2%
Ivy VIP High Income, Class I	1.3%
Ivy VIP Small Cap Core, Class II	1.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.1%

Pathfinder Moderately Conservative – Asset Allocation

Ivy VIP Limited-Term Bond, Class II	21.7%
Ivy VIP Government Money Market, Class II	15.2%
Ivy VIP Corporate Bond, Class II	11.4%
Ivy VIP International Core Equity, Class II	8.8%
Ivy VIP Core Equity, Class II	8.6%
Ivy VIP Growth, Class II	8.6%
Ivy VIP Value, Class II	8.5%
Ivy VIP Mid Cap Growth, Class I	6.0%
Ivy VIP Global Equity Income, Class II	5.9%
Ivy VIP High Income, Class I	2.3%
Ivy VIP Small Cap Growth, Class II	1.7%
Ivy VIP Small Cap Core, Class II	0.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.4%

Pathfinder Moderate – Managed Volatility – Asset Allocation

Ivy VIP Limited-Term Bond, Class II	18.8%
Ivy VIP International Core Equity, Class II	11.5%
Ivy VIP Government Money Market, Class II	9.9%
Ivy VIP Value, Class II	9.6%
Ivy VIP Growth, Class II	9.6%
Ivy VIP Core Equity, Class II	9.6%
Ivy VIP Corporate Bond, Class II	9.1%
Ivy VIP Global Equity Income, Class II	7.7%
Ivy VIP Mid Cap Growth, Class I	6.7%
Ivy VIP Small Cap Growth, Class II	1.9%
Ivy VIP High Income, Class I	1.7%
Ivy VIP Small Cap Core, Class II	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.9%

2018	SEMIANNUAL REPORT	7

PORTFOLIO HIGHLIGHTS	PATHFINDER PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Pathfinder Moderately Aggressive – Managed Volatility – Asset Allocation

Ivy VIP Limited-Term Bond, Class II	14.7%
Ivy VIP International Core Equity, Class II	14.4%
Ivy VIP Growth, Class II	10.9%
Ivy VIP Core Equity, Class II	10.9%
Ivy VIP Value, Class II	10.8%
Ivy VIP Global Equity Income, Class II	9.6%
Ivy VIP Corporate Bond, Class II	9.0%
Ivy VIP Mid Cap Growth, Class I	7.7%
Ivy VIP Government Money Market, Class II	5.0%
Ivy VIP Small Cap Growth, Class II	2.2%
Ivy VIP High Income, Class I	1.2%
Ivy VIP Small Cap Core, Class II	1.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.5%

Pathfinder Moderately Conservative – Managed Volatility – Asset Allocation

Ivy VIP Limited-Term Bond, Class II	21.1%
Ivy VIP Government Money Market, Class II	14.8%
Ivy VIP Corporate Bond, Class II	11.1%
Ivy VIP International Core Equity, Class II	8.6%
Ivy VIP Core Equity, Class II	8.4%
Ivy VIP Growth, Class II	8.4%
Ivy VIP Value, Class II	8.3%
Ivy VIP Mid Cap Growth, Class I	5.9%
Ivy VIP Global Equity Income, Class II	5.7%
Ivy VIP High Income, Class I	2.2%
Ivy VIP Small Cap Growth, Class II	1.7%
Ivy VIP Small Cap Core, Class II	0.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.0%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Portfolios’ prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

8	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2018 (UNAUDITED)

Pathfinder Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	741	$8,826
Ivy VIP Corporate Bond, Class II	1,144	5,814
Ivy VIP Global Equity Income, Class II	1,125	8,444
Ivy VIP Growth, Class II	745	8,858
Ivy VIP High Income, Class I	209	725
Ivy VIP International Core Equity, Class II	730	12,665
Ivy VIP Limited-Term Bond, Class II	1,675	7,999
Ivy VIP Mid Cap Growth, Class I	503	6,210
Ivy VIP Small Cap Core, Class II	55	895
Ivy VIP Small Cap Growth, Class II	161	1,779
Ivy VIP Value, Class II	1,437	8,789

TOTAL AFFILIATED MUTUAL FUNDS – 98.6%		$71,004
(Cost: $73,207)

SHORT-TERM SECURITIES	Principal
Master Note – 1.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (A)	$1,025	1,025

TOTAL SHORT-TERM SECURITIES – 1.4%		$1,025
(Cost: $1,025)

TOTAL INVESTMENT SECURITIES – 100.0%		$72,029
(Cost: $74,232)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(34)

NET ASSETS – 100.0%		$71,995

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$71,004	$—	$—
Short-Term Securities	—	1,025	—

Total	$71,004	$1,025	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

Pathfinder Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	648	$7,726
Ivy VIP Corporate Bond, Class II	2,817	14,312
Ivy VIP Global Equity Income, Class II	547	4,106
Ivy VIP Government Money Market, Class II	21,216	21,216
Ivy VIP Growth, Class II	652	7,753
Ivy VIP High Income, Class I	763	2,644
Ivy VIP International Core Equity, Class II	355	6,159
Ivy VIP Limited-Term Bond, Class II	5,332	25,460
Ivy VIP Mid Cap Growth, Class I	440	5,435
Ivy VIP Small Cap Core, Class II	48	783
Ivy VIP Small Cap Growth, Class II	141	1,557
Ivy VIP Value, Class II	1,258	7,693

TOTAL AFFILIATED MUTUAL FUNDS – 99.2%		$104,844
(Cost: $107,760)

SHORT-TERM SECURITIES	Principal
Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (A)	$808	808

TOTAL SHORT-TERM SECURITIES – 0.8%		$808
(Cost: $808)

TOTAL INVESTMENT SECURITIES – 100.0%		$105,652
(Cost: $108,568)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(46)

NET ASSETS – 100.0%		$105,606

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

2018	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$104,844	$—	$—
Short-Term Securities	—	808	—

Total	$104,844	$808	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

Pathfinder Moderate

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	6,787	$80,854
Ivy VIP Corporate Bond, Class II	15,154	76,982
Ivy VIP Global Equity Income, Class II	8,591	64,462
Ivy VIP Government Money Market, Class II	83,275	83,275
Ivy VIP Growth, Class II	6,825	81,146
Ivy VIP High Income, Class I	4,193	14,531
Ivy VIP International Core Equity, Class II	5,574	96,682
Ivy VIP Limited-Term Bond, Class II	33,138	158,232
Ivy VIP Mid Cap Growth, Class I	4,604	56,889
Ivy VIP Small Cap Core, Class II	504	8,197
Ivy VIP Small Cap Growth, Class II	1,472	16,297
Ivy VIP Value, Class II	13,168	80,520

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$818,067
(Cost: $831,106)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (A)	$1,317	1,317

TOTAL SHORT-TERM SECURITIES – 0.2%		$1,317
(Cost: $1,317)

TOTAL INVESTMENT SECURITIES – 100.0%		$819,384
(Cost: $832,423)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(4)

NET ASSETS – 100.0%		$819,380

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$818,067	$—	$—
Short-Term Securities	—	1,317	—

Total	$818,067	$1,317	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

10	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2018 (UNAUDITED)

Pathfinder Moderately Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	9,315	$110,973
Ivy VIP Corporate Bond, Class II	17,988	91,380
Ivy VIP Global Equity Income, Class II	13,100	98,298
Ivy VIP Government Money Market, Class II	50,798	50,798
Ivy VIP Growth, Class II	9,367	111,376
Ivy VIP High Income, Class I	3,654	12,663
Ivy VIP International Core Equity, Class II	8,499	147,430
Ivy VIP Limited-Term Bond, Class II	31,385	149,862
Ivy VIP Mid Cap Growth, Class I	6,320	78,087
Ivy VIP Small Cap Core, Class II	692	11,250
Ivy VIP Small Cap Growth, Class II	2,021	22,369
Ivy VIP Value, Class II	18,073	110,511

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$994,997
(Cost: $1,007,962)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (A)	$823	823

TOTAL SHORT-TERM SECURITIES – 0.1%		$823
(Cost: $823)

TOTAL INVESTMENT SECURITIES – 100.0%		$995,820
(Cost: $1,008,785)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(276)

NET ASSETS – 100.0%		$995,544

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$994,997	$—	$—
Short-Term Securities	—	823	—

Total	$994,997	$823	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The	following acronym is used throughout this schedule:

LIBOR	= London Interbank Offered Rate

Pathfinder Moderately Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	1,701	$20,264
Ivy VIP Corporate Bond, Class II	5,279	26,817
Ivy VIP Global Equity Income, Class II	1,845	13,847
Ivy VIP Government Money Market, Class II	35,778	35,778
Ivy VIP Growth, Class II	1,710	20,337
Ivy VIP High Income, Class I	1,544	5,351
Ivy VIP International Core Equity, Class II	1,197	20,768
Ivy VIP Limited-Term Bond, Class II	10,740	51,284
Ivy VIP Mid Cap Growth, Class I	1,154	14,258
Ivy VIP Small Cap Core, Class II	126	2,054
Ivy VIP Small Cap Growth, Class II	369	4,085
Ivy VIP Value, Class II	3,300	20,180

TOTAL AFFILIATED MUTUAL FUNDS – 99.6%		$235,023
(Cost: $240,343)

SHORT-TERM SECURITIES	Principal
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (A)	$869	869

TOTAL SHORT-TERM SECURITIES – 0.4%		$869
(Cost: $869)

TOTAL INVESTMENT SECURITIES – 100.0%		$235,892
(Cost: $241,212)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(3)

NET ASSETS – 100.0%		$235,889

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

2018	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$235,023	$—	$—
Short-Term Securities	—	869	—

Total	$235,023	$869	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

Pathfinder Moderate – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	5,012	$59,711
Ivy VIP Corporate Bond, Class II	11,188	56,838
Ivy VIP Global Equity Income, Class II	6,345	47,610
Ivy VIP Government Money Market, Class II	61,484	61,484
Ivy VIP Growth, Class II	5,040	59,925
Ivy VIP High Income, Class I	3,096	10,728
Ivy VIP International Core Equity, Class II	4,117	71,407
Ivy VIP Limited-Term Bond, Class II	24,467	116,826
Ivy VIP Mid Cap Growth, Class I	3,400	42,007
Ivy VIP Small Cap Core, Class II	372	6,052
Ivy VIP Small Cap Growth, Class II	1,087	12,033
Ivy VIP Value, Class II	9,725	59,464

TOTAL AFFILIATED MUTUAL FUNDS – 97.1%		$604,085
(Cost: $616,389)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 1.2%
International Paper Co.,
2.500%, 7-10-18	$4,000	3,997
McCormick & Co., Inc.,
2.410%, 7-10-18	2,000	1,999
Sonoco Products Co.,
2.180%, 7-2-18	1,653	1,652

		7,648

Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (B)	5,596	5,596

United States Government Agency Obligations – 0.8%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
1.960%, 7-7-18 (B)	4,884	4,884

TOTAL SHORT-TERM SECURITIES – 2.9%		$18,128
(Cost: $18,129)

TOTAL INVESTMENT SECURITIES – 100.0%		$622,213
(Cost: $634,518)

LIABILITIES, NET OF CASH AND OTHER ASSETS (C) – 0.0%		70

NET ASSETS – 100.0%		$622,283

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at June 30, 2018.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Cash of $374 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index	Short	30	9-21-18	1	$(2,471)	$54
S&P 500 Index	Short	10	9-21-18	3	(6,804)	105

					$(9,275)	$159

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$604,085	$—	$—
Short-Term Securities	—	18,128	—

Total	$604,085	$18,128	$—

Futures Contracts	$159	$—	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

12	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2018 (UNAUDITED)

Pathfinder Moderately Aggressive – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	839	$9,995
Ivy VIP Corporate Bond, Class II	1,620	8,229
Ivy VIP Global Equity Income, Class II	1,180	8,854
Ivy VIP Government Money Market, Class II	4,574	4,574
Ivy VIP Growth, Class II	844	10,031
Ivy VIP High Income, Class I	329	1,140
Ivy VIP International Core Equity, Class II	766	13,280
Ivy VIP Limited-Term Bond, Class II	2,826	13,496
Ivy VIP Mid Cap Growth, Class I	569	7,032
Ivy VIP Small Cap Core, Class II	62	1,013
Ivy VIP Small Cap Growth, Class II	182	2,014
Ivy VIP Value, Class II	1,628	9,953

TOTAL AFFILIATED MUTUAL FUNDS – 97.5%		$89,611
(Cost: $92,700)

SHORT-TERM SECURITIES	Principal
Master Note – 2.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7-6-18 (A)	$2,256	2,256

TOTAL SHORT-TERM SECURITIES – 2.5%		$2,256
(Cost: $2,256)

TOTAL INVESTMENT SECURITIES – 100.0%		$91,867
(Cost: $94,956)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.0%		30

NET ASSETS – 100.0%		$91,897

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Cash of $40 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount		Value	Unrealized Appreciation
E-mini Russell 2000 Index	Short	4	9-21-18	—	*	$(330)	$7
S&P 500 Index	Short	1	9-21-18	—	*	(680)	11

						$(1,010)	$18

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$89,611	$—	$—
Short-Term Securities	—	2,256	—

Total	$89,611	$2,256	$—

Futures Contracts	$18	$—	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

Pathfinder Moderately Conservative – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	525	$6,255
Ivy VIP Corporate Bond, Class II	1,629	8,277
Ivy VIP Global Equity Income, Class II	570	4,275
Ivy VIP Government Money Market, Class II	11,042	11,042
Ivy VIP Growth, Class II	528	6,277
Ivy VIP High Income, Class I	477	1,652
Ivy VIP International Core Equity, Class II	370	6,411
Ivy VIP Limited-Term Bond, Class II	3,315	15,828
Ivy VIP Mid Cap Growth, Class I	356	4,401
Ivy VIP Small Cap Core, Class II	39	634
Ivy VIP Small Cap Growth, Class II	114	1,261
Ivy VIP Value, Class II	1,019	6,229

TOTAL AFFILIATED MUTUAL FUNDS – 97.0%		$72,542
(Cost: $74,450)

SHORT-TERM SECURITIES	Principal
Master Note – 2.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7-6-18 (A)	$2,100	2,100

TOTAL SHORT-TERM SECURITIES – 2.8%		$2,100
(Cost: $2,100)

TOTAL INVESTMENT SECURITIES – 99.8%		$74,642
(Cost: $76,550)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.2%		153

NET ASSETS – 100.0%		$74,795

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Cash of $37 has been pledged as collateral on open futures contracts.

2018	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2018 (UNAUDITED)

The following futures contracts were outstanding at June 30, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount		Value	Unrealized Appreciation
E-mini Russell 2000 Index	Short	3	9-21-18	—	*	$(247)	$5
S&P 500 Index	Short	1	9-21-18	—	*	(681)	11

						$(928)	$16

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$72,542	$—	$—
Short-Term Securities	—	2,100	—

Total	$72,542	$2,100	$—

Futures Contracts	$16	$—	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

14	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	ASSET STRATEGY

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	72.8%
Information Technology	18.0%
Financials	13.9%
Consumer Discretionary	9.1%
Industrials	8.1%
Consumer Staples	7.9%
Health Care	6.7%
Energy	6.4%
Materials	1.7%
Telecommunication Services	1.0%
Bullion (Gold)	4.9%
Bonds	19.2%
Corporate Debt Securities	9.5%
United States Government and Government Agency Obligations	4.5%
Loans	3.9%
Other Government Securities	1.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.1%

Country Weightings

North America	50.5%
United States	49.5%
Other North America	1.0%
Europe	25.0%
France	6.0%
Netherlands	5.1%
United Kingdom	3.9%
Other Europe	10.0%
Pacific Basin	15.2%
China	4.8%
Japan	4.7%
Other Pacific Basin	5.7%
Bullion (Gold)	4.9%
South America	1.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.1%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
AIA Group Ltd.	Hong Kong	Financials	Life & Health Insurance
Airbus SE	France	Industrials	Aerospace & Defense
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Pfizer, Inc.	United States	Health Care	Pharmaceuticals
Home Depot, Inc. (The)	United States	Consumer Discretionary	Home Improvement Retail
Adobe Systems, Inc.	United States	Information Technology	Application Software
Intuit, Inc.	United States	Information Technology	Application Software
Visa, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Coca-Cola Co. (The)	United States	Consumer Staples	Soft Drinks

See your advisor or www.waddell.com for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	15

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Auto Parts & Equipment – 2.2%
Delphi Automotive plc	112		$10,285
Magna International, Inc. (A)	147		8,537

			18,822

Automobile Manufacturers – 1.3%
Suzuki Motor Corp. (A)	203		11,199

Broadcasting – 1.0%
Discovery Holding Co., Class A (B)	314		8,631

Home Improvement Retail – 1.9%
Home Depot, Inc. (The)	86		16,779

Internet & Direct Marketing Retail – 2.0%
Amazon.com, Inc. (B)	10		17,603

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B (B)	—	*	—

Leisure Products – 0.0%
Media Group Holdings LLC, Series H (B)(C)(D)(E)	32		—	*
Media Group Holdings LLC, Series T (B)(C)(D)(E)	4		202

			202

Tires & Rubber – 0.7%
Bridgestone Corp. (A)	160		6,266

Total Consumer Discretionary – 9.1%			79,502
Consumer Staples

Brewers – 1.1%
InBev N.V. (A)	94		9,473

Hypermarkets & Super Centers – 1.3%
Wal-Mart Stores, Inc.	130		11,171

Packaged Foods & Meats – 2.2%
Mondelez International, Inc., Class A	221		9,040
Nestle S.A., Registered Shares (A)	128		9,909

			18,949

Soft Drinks – 1.7%
Coca-Cola Co. (The)	332		14,544

Tobacco – 1.6%
ITC Ltd. (A)	861		3,346
Philip Morris International, Inc.	130		10,464

			13,810

Total Consumer Staples – 7.9%			67,947
Energy

Integrated Oil & Gas – 1.6%
Royal Dutch Shell plc, Class A (A)	384		13,361

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Equipment & Services – 2.4%
Core Laboratories N.V.	44	$5,604
Halliburton Co.	165	7,431
Schlumberger Ltd.	121	8,094

		21,129

Oil & Gas Exploration & Production – 2.4%
Cabot Oil & Gas Corp.	185	4,406
EOG Resources, Inc.	84	10,406
Noble Energy, Inc.	184	6,504

		21,316

Total Energy – 6.4%		55,806
Financials

Diversified Banks – 5.1%
Axis Bank Ltd. (A)	1,019	7,596
China Construction Bank Corp. (A)(B)	6,621	6,118
Industrial and Commercial Bank of China Ltd., H Shares (A)	7,885	5,899
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	1,270	7,237
Sberbank of Russia PJSC ADR (A)	261	3,773
Swedbank AB (A)	347	7,421
UniCredit S.p.A. (A)	397	6,636

		44,680

Investment Banking & Brokerage – 1.1%
Goldman Sachs Group, Inc. (The)	44	9,685

Life & Health Insurance – 2.5%
AIA Group Ltd. (A)	2,510	21,942

Multi-Line Insurance – 1.3%
Axa S.A. (A)	441	10,810

Multi-Sector Holdings – 0.9%
Berkshire Hathaway, Inc., Class B (B)	43	7,970

Property & Casualty Insurance – 1.2%
Tokio Marine Holdings, Inc. (A)	230	10,768

Regional Banks – 1.8%
KeyCorp	420	8,216
PNC Financial Services Group, Inc. (The)	57	7,714

		15,930

Total Financials – 13.9%		121,785
Health Care

Biotechnology – 1.0%
BioMarin Pharmaceutical, Inc. (B)	95	8,966

Health Care Equipment – 1.2%
Medtronic plc	121	10,354

Health Care Facilities – 1.2%
HCA Holdings, Inc.	103	10,581

COMMON STOCKS (Continued)	Shares	Value
Managed Health Care – 0.3%
UnitedHealth Group, Inc.	9	$2,136

Pharmaceuticals – 3.0%
Bayer AG (A)	76	8,376
Pfizer, Inc.	482	17,491

		25,867

Total Health Care – 6.7%		57,904
Industrials

Aerospace & Defense – 3.2%
Airbus SE (A)	154	18,034
Lockheed Martin Corp.	32	9,535

		27,569

Construction & Engineering – 2.0%
Larsen & Toubro Ltd. (A)	502	9,344
Vinci (A)	86	8,225

		17,569

Electrical Components & Equipment – 0.9%
Schneider Electric S.A. (A)	91	7,611

Railroads – 1.3%
Union Pacific Corp.	76	10,782

Trading Companies & Distributors – 0.7%
Ferguson plc (A)	78	6,365

Total Industrials – 8.1%		69,896
Information Technology

Application Software – 3.8%
Adobe Systems, Inc. (B)	68	16,489
Intuit, Inc.	80	16,446

		32,935

Data Processing & Outsourced Services – 2.8%
FleetCor Technologies, Inc. (B)	40	8,363
Visa, Inc., Class A	120	15,893

		24,256

Electronic Equipment & Instruments – 0.6%
Keyence Corp. (A)	9	5,029

Internet Software & Services – 4.0%
Alibaba Group Holding Ltd. ADR (B)	48	8,914
Alphabet, Inc., Class A (B)	8	8,718
Baidu.com, Inc. ADR (B)	51	12,293
MercadoLibre, Inc.	15	4,475

		34,400

Semiconductor Equipment – 1.2%
ASML Holding N.V., Ordinary Shares (A)	54	10,666

Semiconductors – 2.6%
Broadcom Corp., Class A	18	4,415
Intel Corp.	130	6,470

16	SEMIANNUAL REPORT	2018

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Semiconductors (Continued)
QUALCOMM, Inc.	210	$11,787

		22,672

Systems Software – 3.0%
Microsoft Corp.	263	25,927

Total Information Technology – 18.0%		155,885
Materials

Diversified Metals & Mining – 1.7%
BHP Billiton plc (A)	294	6,613
Glencore International plc (A)	1,713	8,182

		14,795

Total Materials – 1.7%		14,795
Telecommunication Services

Integrated Telecommunication Services – 1.0%
China Unicom Ltd. (A)	6,860	8,569

Total Telecommunication Services – 1.0%		8,569

TOTAL COMMON STOCKS – 72.8%		$632,089
(Cost: $561,017)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Cable & Satellite – 1.0%
Altice S.A.:
7.750%, 5-15-22 (F)(G)	$4,448	4,303
7.625%, 2-15-25 (F)(G)	4,656	4,284

		8,587

Leisure Facilities – 0.2%
Circuit of the Americas LLC, Series D,
0.000%, 12-31-20 (H)	3,642	1,940

Total Consumer Discretionary – 1.2%		10,527
Consumer Staples

Drug Retail – 0.1%
CVS Health Corp.,
4.300%, 3-25-28	1,483	1,462

Total Consumer Staples – 0.1%		1,462
Energy

Integrated Oil & Gas – 0.5%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
8.750%, 5-23-26	3,219	3,484
7.375%, 1-17-27	1,076	1,075

		4,559

Total Energy – 0.5%		4,559

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials

Diversified Banks – 4.2%
Barclays plc,
7.875%, 12-29-49	$3,678	$3,800
BNP Paribas S.A.,
7.625%, 12-29-49 (F)	2,154	2,248
HSBC Holdings plc:
6.875%, 12-29-49	3,865	3,996
6.250%, 9-23-66	424	416
ING Groep N.V., Certicaaten Van Aandelen,
6.000%, 10-16-66	4,280	4,259
Intesa Sanpaolo S.p.A.,
5.710%, 1-15-26 (F)	2,291	2,094
Royal Bank of Scotland Group plc (The):
7.500%, 12-29-49	3,395	3,461
8.625%, 12-29-49	8,839	9,394
Societe Generale Group,
7.375%, 12-29-49 (F)	4,085	4,157
Standard Chartered plc,
7.500%, 12-29-49 (F)	2,481	2,543

		36,368

Diversified Capital Markets – 0.3%
Credit Suisse Group AG,
7.125%, 7-29-66	2,490	2,535

Specialized Finance – 0.1%
Syngenta Finance N.V.:
4.441%, 4-24-23 (F)	641	637
5.182%, 4-24-28 (F)	480	464

		1,101

Total Financials – 4.6%		40,004
Health Care

Pharmaceuticals – 0.7%
Teva Pharmaceutical Finance Co. LLC (GTD by Teva Pharmaceutical Industries Ltd.),
6.000%, 4-15-24 (G)	424	423
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7-21-23	3,180	2,746
3.150%, 10-1-26	4,168	3,348

		6,517

Total Health Care – 0.7%		6,517
Industrials

Aerospace & Defense – 0.6%
KLX, Inc.,
5.875%, 12-1-22 (F)	5,387	5,596

Security & Alarm Services – 0.7%
Prime Security Services Borrower LLC,
9.250%, 5-15-23 (F)	5,762	6,151

Total Industrials – 1.3%		11,747

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Information Technology

Data Processing & Outsourced Services – 0.2%
Alliance Data Systems Corp.,
5.375%, 8-1-22 (F)	$2,189	$2,200

Total Information Technology – 0.2%		2,200
Telecommunication Services

Integrated Telecommunication Services – 0.9%
Frontier Communications Corp.:
7.625%, 4-15-24	2,119	1,462
6.875%, 1-15-25 (G)	4,337	2,792
11.000%, 9-15-25	3,180	2,543
9.000%, 8-15-31	2,119	1,388

		8,185

Total Telecommunication Services – 0.9%		8,185

TOTAL CORPORATE DEBT SECURITIES – 9.5%		$85,201
(Cost: $87,558)

OTHER GOVERNMENT SECURITIES (I)
Argentina – 0.8%
Republic of Argentina:
4.625%, 1-11-23	6,531	5,751
5.875%, 1-11-28	2,100	1,706

		7,457

Luxembourg – 0.5%
Rumo Luxembourg S.a.r.l.,
7.375%, 2-9-24 (F)	4,101	4,142

TOTAL OTHER GOVERNMENT SECURITIES – 1.3%		$11,599
(Cost: $12,828)

LOANS (J)
Consumer Discretionary

General Merchandise Stores – 0.3%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps),
5.530%, 2-3-24	2,054	2,052

Total Consumer Discretionary – 0.3%		2,052
Financials

Investment Banking & Brokerage – 0.1%
Jane Street Group LLC (ICE LIBOR plus 375 bps),
5.844%, 8-25-22 (E)	732	736

Property & Casualty Insurance – 0.9%
Hub International Ltd. (ICE LIBOR plus 300 bps),
5.360%, 4-25-25	530	526

2018	SEMIANNUAL REPORT	17

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2018 (UNAUDITED)

LOANS (J) (Continued)	Principal	Value
Property & Casualty Insurance (Continued)
USI, Inc. (ICE LIBOR plus 300 bps),
5.334%, 5-16-24	$7,397	$7,347

		7,873

Specialized Finance – 0.4%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps),
6.594%, 2-28-25	3,000	2,996

Total Financials – 1.4%		11,605
Health Care

Health Care Facilities – 0.3%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 5.350%, 8-31-24	2,424	2,415

Health Care Services – 0.2%
Heartland Dental LLC, 0.000%, 4-30-25 (E)(K)	208	206
Heartland Dental LLC (ICE LIBOR plus 375 bps),
5.844%, 4-30-25 (E)	1,386	1,377

		1,583

Total Health Care – 0.5%		3,998
Industrials

Construction & Engineering – 0.3%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps), 7.094%, 5-10-25	2,659	2,669

Total Industrials – 0.3%		2,669
Information Technology

Application Software – 0.3%
Avaya, Inc. (ICE LIBOR plus 425 bps), 6.323%, 12-15-24	3,164	3,166

Total Information Technology – 0.3%		3,166

LOANS (J) (Continued)	Principal	Value
Materials

Construction Materials – 0.5%
Hillman Group, Inc. (The), 0.000%, 5-31-25 (K)	$4,288	$4,269

Total Materials – 0.5%		4,269
Telecommunication Services

Integrated Telecommunication Services – 0.6%
West Corp. (3-Month ICE LIBOR plus 400 bps), 6.094%, 10-10-24	5,149	5,126

Total Telecommunication Services – 0.6%		5,126

TOTAL LOANS – 3.9%		$32,885
(Cost: $32,897)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.4%
U.S. Treasury Notes:
0.125%, 4-15-21	7,417	7,302
0.625%, 1-15-26	8,268	8,222
0.125%, 7-15-26	6,167	5,907
1.000%, 2-15-46	8,339	8,585

		30,016

Treasury Obligations – 1.1%
U.S. Treasury Bonds, 2.750%, 8-15-47	9,928	9,464

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.5%		$39,480
(Cost: $40,494)

BULLION – 4.9%	Troy Ounces
Gold	34	42,437

(Cost: $42,060)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (L) – 1.7%
Hewlett Packard Enterprise Corp., 2.110%, 7-12-18	$5,000	$4,996
Northern Illinois Gas Co., 2.101%, 7-2-18	5,000	4,999
Virginia Electric and Power Co., 2.340%, 7-25-18	5,000	4,992

		14,987

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (M)	526	526

Money Market Funds – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 1.850%, (N)(O)	789	789

Municipal Obligations – 1.1%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps), 1.360%, 7-7-18 (M)	6,660	6,660
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
1.610%, 7-1-18 (M)	2,770	2,770

		9,430

TOTAL SHORT-TERM SECURITIES – 3.0%		$25,732
(Cost: $25,733)

TOTAL INVESTMENT SECURITIES – 99.9%		$869,423
(Cost: $802,587)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,027

NET ASSETS – 100.0%		$870,450

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At June 30, 2018, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	$22,374	$—	*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,413	202

			$30,787	$202

The total value of these securities represented 0.0% of net assets at June 30, 2018.

18	SEMIANNUAL REPORT	2018

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2018 (UNAUDITED)

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated as described in Note 5 of the Notes to Financial Statements.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $38,819 or 4.5% of net assets.

(G)	All or a portion of securities with an aggregate value of $1,208 are on loan.

(H)	Zero coupon bond.

(I)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(K)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(L)	Rate shown is the yield to maturity at June 30, 2018.

(M)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	Investment made with cash collateral received from securities on loan.

(O)	Rate shown is the annualized 7-day yield at June 30, 2018.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$79,300	$—	$202
Consumer Staples	67,947	—	—
Energy	55,806	—	—
Financials	121,785	—	—
Health Care	57,904	—	—
Industrials	69,896	—	—
Information Technology	155,885	—	—
Materials	14,795	—	—
Telecommunication Services	8,569	—	—
Total Common Stocks	$631,887	$—	$202
Corporate Debt Securities	—	85,201	—
Other Government Securities	—	11,599	—
Loans	—	30,566	2,319
United States Government Obligations	—	39,480	—
Bullion	42,437	—	—
Short-Term Securities	789	24,943	—
Total	$675,113	$191,789	$2,521

During the period ended June 30, 2018, securities totaling $196,281 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

2018	SEMIANNUAL REPORT	19

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2018 (UNAUDITED)

Country Diversification

(as a % of net assets)
United States	49.5%
France	6.0%
Netherlands	5.1%
China	4.8%
Japan	4.7%
United Kingdom	3.9%
Switzerland	3.0%
Hong Kong	2.5%

Country Diversification (Continued)

India	2.4%
Luxembourg	1.5%
Ireland	1.2%
Belgium	1.1%
Italy	1.0%
Canada	1.0%
Germany	1.0%
Other Countries	3.3%
Other+	8.0%

+Includes gold bullion, options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

20	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	BALANCED

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	66.1%
Information Technology	11.8%
Financials	10.9%
Industrials	10.7%
Health Care	10.1%
Consumer Discretionary	9.2%
Energy	6.4%
Materials	4.2%
Consumer Staples	2.8%
Bonds	30.6%
Corporate Debt Securities	23.8%
United States Government and Government Agency Obligations	5.6%
Asset-Backed Securities	0.5%
Other Government Securities	0.4%
Loans	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.3%

Top 10 Equity Holdings

Company	Sector	Industry
Union Pacific Corp.	Industrials	Railroads
Lowe’s Co., Inc.	Consumer Discretionary	Home Improvement Retail
Intercontinental Exchange, Inc.	Financials	Financial Exchanges & Data
Las Vegas Sands, Inc.	Consumer Discretionary	Casinos & Gaming
Microsoft Corp.	Information Technology	Systems Software
Autodesk, Inc.	Information Technology	Application Software
UnitedHealth Group, Inc.	Health Care	Managed Health Care
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
PNC Financial Services Group, Inc. (The)	Financials	Regional Banks
Broadcom Corp., Class A	Information Technology	Semiconductors

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.3%
V.F. Corp.	11	$930

Automotive Retail – 1.3%
O’Reilly Automotive, Inc. (A)	16	4,392

Casinos & Gaming – 2.0%
Las Vegas Sands, Inc.	92	7,039

General Merchandise Stores – 1.3%
Dollar General Corp.	46	4,575

Home Improvement Retail – 2.1%
Lowe’s Co., Inc.	76	7,259

Hotels, Resorts & Cruise Lines – 0.9%
Carnival Corp.	54	3,102

Restaurants – 1.3%
YUM! Brands, Inc.	58	4,572

Total Consumer Discretionary – 9.2%		31,869
Consumer Staples

Brewers – 0.7%
Anheuser-Busch InBev S.A. ADR	25	2,488

Packaged Foods & Meats – 1.4%
General Mills, Inc.	57	2,521
Hershey Foods Corp.	24	2,275

		4,796

Tobacco – 0.7%
Philip Morris International, Inc.	31	2,526

Total Consumer Staples – 2.8%		9,810
Energy

Integrated Oil & Gas – 1.7%
Chevron Corp.	47	5,993

Oil & Gas Equipment & Services – 1.7%
Schlumberger Ltd.	89	5,934

Oil & Gas Exploration & Production – 0.6%
Cimarex Energy Co.	18	1,837

Oil & Gas Storage & Transportation – 1.0%
Enterprise Products Partners L.P.	131	3,634

Total Energy – 5.0%		17,398
Financials

Asset Management & Custody Banks – 1.2%
Blackstone Group L.P. (The)	134	4,298

Diversified Banks – 2.3%
Northern Trust Corp.	53	5,437
U.S. Bancorp	52	2,579

		8,016

COMMON STOCKS (Continued)	Shares	Value
Financial Exchanges & Data – 2.1%
Intercontinental Exchange, Inc.	98	$7,236

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The)	22	4,793

Other Diversified Financial Services – 2.0%
JPMorgan Chase & Co.	65	6,770

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	48	6,548

Total Financials – 10.9%		37,661
Health Care

Biotechnology – 2.2%
Biogen, Inc. (A)	14	4,165
BioMarin Pharmaceutical, Inc. (A)	37	3,491

		7,656

Health Care Equipment – 1.3%
Medtronic plc	53	4,553

Health Care Services – 1.6%
Laboratory Corp. of America Holdings (A)	32	5,716

Managed Health Care – 3.0%
Anthem, Inc.	15	3,492
UnitedHealth Group, Inc.	28	6,863

		10,355

Pharmaceuticals – 2.0%
Jazz Pharmaceuticals plc (A)	20	3,473
Pfizer, Inc.	92	3,339

		6,812

Total Health Care – 10.1%		35,092
Industrials

Aerospace & Defense – 2.7%
Boeing Co. (The)	7	2,406
TransDigm Group, Inc.	13	4,519
United Technologies Corp.	21	2,622

		9,547

Agricultural & Farm Machinery – 1.0%
Deere & Co.	24	3,304

Airlines – 1.1%
Delta Air Lines, Inc.	80	3,964

Electrical Components & Equipment – 0.7%
Emerson Electric Co.	38	2,618

Railroads – 2.1%
Union Pacific Corp.	52	7,416

Research & Consulting Services – 0.8%
Verisk Analytics, Inc., Class A (A)	25	2,696

COMMON STOCKS (Continued)	Shares	Value
Trucking – 1.5%
Knight Transportation, Inc.	132	$5,030

Total Industrials – 9.9%		34,575
Information Technology

Application Software – 2.0%
Autodesk, Inc. (A)	53	6,887

Data Processing & Outsourced Services – 1.7%
MasterCard, Inc., Class A	29	5,783

IT Consulting & Other Services – 0.9%
Cognizant Technology Solutions Corp., Class A	38	2,986

Semiconductors – 5.2%
Broadcom Corp., Class A	26	6,350
Integrated Device Technology, Inc. (A)	99	3,150
Intel Corp.	83	4,147
QUALCOMM, Inc.	78	4,394

		18,041

Systems Software – 2.0%
Microsoft Corp.	70	6,938

Total Information Technology – 11.8%		40,635
Materials

Commodity Chemicals – 1.3%
LyondellBasell Industries N.V., Class A	40	4,392

Specialty Chemicals – 2.3%
Ecolab, Inc.	27	3,834
PPG Industries, Inc.	40	4,138

		7,972

Total Materials – 3.6%		12,364

TOTAL COMMON STOCKS – 63.3%		$219,404
(Cost: $185,766)

PREFERRED STOCKS
Energy

Integrated Oil & Gas – 1.4%
Hess Corp., Convertible, 8.000%	65	4,898

Total Energy – 1.4%		4,898
Industrials

Environmental & Facilities Services – 0.8%
Stericycle, Inc., 5.250%	55	2,704

Total Industrials – 0.8%		2,704

22	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2018 (UNAUDITED)

PREFERRED STOCKS (Continued)	Shares	Value
Materials

Commodity Chemicals – 0.6%
A. Schulman, Inc., Convertible, 6.000%	2	$2,100

Total Materials – 0.6%		2,100

TOTAL PREFERRED STOCKS – 2.8%		$9,702
(Cost: $10,084)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Designated Activity Co. and AerCap Global Aviation Trust,
3.650%, 7-21-27	$1,500	1,365
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
3.875%, 1-23-28	500	460

TOTAL ASSET-BACKED SECURITIES – 0.5%		$1,825
(Cost: $1,991)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.3%
Lear Corp.,
3.800%, 9-15-27	1,000	939

Broadcasting – 0.0%
Discovery Communications LLC,
3.300%, 5-15-22	200	196

Hotels, Resorts & Cruise Lines – 0.6%
Marriott International, Inc.,
4.000%, 4-15-28	1,000	976
Wyndham Worldwide Corp.:
4.150%, 4-1-24	500	492
4.500%, 4-1-27	500	487

		1,955

Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc.,
2.800%, 8-22-24	1,000	953

Total Consumer Discretionary – 1.2%		4,043
Consumer Staples

Brewers – 0.1%
Molson Coors Brewing Co.,
3.000%, 7-15-26	175	159

Distillers & Vintners – 0.5%
Bacardi Ltd.,
4.450%, 5-15-25 (B)	350	349
Constellation Brands, Inc.,
2.650%, 11-7-22	1,525	1,462

		1,811

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Food Distributors – 0.1%
Sysco Corp.,
3.550%, 3-15-25	$500	$490

Household Products – 0.8%
Clorox Co. (The),
3.100%, 10-1-27	525	493
Colgate-Palmolive Co.,
3.700%, 8-1-47 (C)	2,500	2,334

		2,827

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6-15-20 (B)	600	593

Total Consumer Staples – 1.7%		5,880
Energy

Integrated Oil & Gas – 0.4%
Hess Corp.,
4.300%, 4-1-27	1,200	1,160

Oil & Gas Drilling – 0.7%
Nabors Industries Ltd., Convertible,
0.750%, 1-15-24	3,100	2,433

Oil & Gas Exploration & Production – 0.3%
Concho Resources, Inc.,
4.375%, 1-15-25	1,025	1,029

Oil & Gas Storage & Transportation – 1.6%
Colorado Interstate Gas Co.,
4.150%, 8-15-26 (B)	800	775
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9-1-19	2,348	1,996
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.650%, 10-15-25	500	498
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10-1-27	1,000	934
Williams Partners L.P.:
3.600%, 3-15-22	1,000	995
4.850%, 3-1-48	250	238

		5,436

Total Energy – 3.0%		10,058
Financials

Asset Management & Custody Banks – 0.2%
Ares Capital Corp.,
4.875%, 11-30-18	700	705

Consumer Finance – 1.2%
Ford Motor Credit Co. LLC,
3.815%, 11-2-27 (C)	500	463
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	250	245
3.700%, 5-9-23	150	147

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance (Continued)
3.500%, 11-7-24	$1,000	$952
4.350%, 4-9-25	500	493
3.850%, 1-5-28	1,000	924
Hyundai Capital America:
2.875%, 8-9-18 (B)	250	250
2.550%, 4-3-20 (B)	500	491

		3,965

Diversified Banks – 2.6%
Australia and New Zealand Banking Group Ltd.,
4.400%, 5-19-26 (B)	1,050	1,029
Bank of America Corp. (3-Month U.S. LIBOR plus 363 bps),
5.989%, 7-29-49 (D)	576	578
Bank of Montreal,
3.803%, 12-15-32	1,000	926
Barclays plc,
5.200%, 5-12-26	700	688
DBS Group Holdings Ltd.,
2.246%, 7-16-19 (B)	1,000	991
HSBC Holdings plc,
3.400%, 3-8-21	625	625
ING Bank N.V.,
2.500%, 10-1-19 (B)	500	496
Mizuho Bank Ltd.,
2.650%, 9-25-19 (B)	1,300	1,293
Societe Generale S.A.,
4.250%, 4-14-25 (B)	500	480
Standard Chartered plc,
2.250%, 4-17-20 (B)	1,400	1,370
U.S. Bancorp,
3.100%, 4-27-26	400	377

		8,853

Investment Banking & Brokerage – 1.5%
BGC Partners, Inc.,
5.375%, 12-9-19	500	509
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3-26-20	500	495
Goldman Sachs Group, Inc. (The):
2.905%, 7-24-23	2,000	1,926
3.272%, 9-29-25	1,000	950
5.700%, 12-29-49	245	248
Morgan Stanley,
3.591%, 7-22-28	1,000	950

		5,078

Life & Health Insurance – 0.5%
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9-30-47 (B)	1,000	915
Sumitomo Life Insurance Co.,
4.000%, 9-14-77 (B)	1,000	932

		1,847

Multi-Line Insurance – 0.1%
Aon plc (GTD by Aon Corp.),
2.800%, 3-15-21	500	492

2018	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Other Diversified Financial Services – 1.6%
Citigroup, Inc.:
5.950%, 12-29-49	$1,400	$1,416
6.250%, 12-29-49	750	778
JPMorgan Chase & Co.:
5.000%, 12-29-49	750	754
5.300%, 11-1-65	250	254
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps),
5.829%, 4-29-49 (D)	1,500	1,514
PennantPark Investment Corp.,
4.500%, 10-1-19	1,000	1,004

		5,720

Property & Casualty Insurance – 0.3%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
2.200%, 3-15-21	200	197
Markel Corp.,
3.500%, 11-1-27	1,000	928

		1,125

Regional Banks – 0.7%
Citizens Financial Group, Inc.,
3.750%, 7-1-24	1,500	1,448
PNC Bank N.A.,
3.250%, 6-1-25	600	583
SunTrust Banks, Inc.,
5.625%, 12-29-49 (C)	400	411

		2,442

Specialized Finance – 0.4%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
5.450%, 6-15-23 (B)	940	983
Syngenta Finance N.V.,
5.182%, 4-24-28 (B)	400	386

		1,369

Total Financials – 9.1%		31,596
Health Care

Biotechnology – 0.3%
Amgen, Inc.,
2.125%, 5-1-20	1,000	983

Health Care Equipment – 0.1%
Zimmer Holdings, Inc.,
2.700%, 4-1-20	350	347

Health Care Services – 0.2%
Quest Diagnostics, Inc.,
3.450%, 6-1-26	780	741

Health Care Supplies – 0.3%
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9-23-23	1,000	940

Pharmaceuticals – 0.9%
AbbVie, Inc.,
3.200%, 5-14-26	490	457

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Pharmaceuticals (Continued)
Celgene Corp.,
3.450%, 11-15-27	$500	$460
Forest Laboratories, Inc.,
5.000%, 12-15-21 (B)	1,258	1,301
Johnson & Johnson,
3.400%, 1-15-38	1,000	944

		3,162

Total Health Care – 1.8%		6,173
Industrials

Aerospace & Defense – 0.7%
Huntington Ingalls Industries, Inc.,
3.483%, 12-1-27	1,000	940
Northrop Grumman Corp.,
3.250%, 1-15-28	1,500	1,411

		2,351

Airlines – 0.3%
Aviation Capital Group LLC,
3.500%, 11-1-27 (B)	750	686
Southwest Airlines Co.,
2.650%, 11-5-20 (C)	375	371

		1,057

Building Products – 0.1%
Owens Corning,
4.400%, 1-30-48	300	250

Electrical Components & Equipment – 0.3%
Hubbell, Inc.,
3.500%, 2-15-28	1,000	957

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
3.150%, 11-15-27 (C)	1,000	939

Industrial Machinery – 0.2%
Ingersoll-Rand Global Holding Co. Ltd.,
3.750%, 8-21-28 (C)	500	486

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5-15-20	291	286

Total Industrials – 1.9%		6,326
Information Technology

IT Consulting & Other Services – 0.1%
Keysight Technologies, Inc.,
4.600%, 4-6-27	500	502

Semiconductors – 0.6%
Microchip Technology, Inc.,
4.333%, 6-1-23 (B)	2,000	2,003

Total Information Technology – 0.7%		2,505

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials

Diversified Metals & Mining – 0.4%
Anglo American Capital plc,
3.625%, 9-11-24 (B)	$1,000	$947
Anglo American plc,
4.125%, 4-15-21 (B)	500	504

		1,451

Fertilizers & Agricultural Chemicals – 0.3%
Mosaic Co. (The),
4.050%, 11-15-27	1,000	955

Metal & Glass Containers – 0.5%
BakerCorp International, Inc.,
8.250%, 6-1-19	1,227	1,187
Ball Corp.,
4.875%, 3-15-26	500	498

		1,685

Paper Packaging – 0.4%
Packaging Corp. of America,
3.400%, 12-15-27	500	471
WestRock Co.,
3.000%, 9-15-24 (B)	1,000	948

		1,419

Specialty Chemicals – 0.3%
Ecolab, Inc.,
3.250%, 12-1-27	1,000	957

Total Materials – 1.9%		6,467
Real Estate

Health Care REITs – 0.2%
Senior Housing Properties Trust,
4.750%, 2-15-28	500	483

Industrial REITs – 0.1%
Air Lease Corp.,
3.250%, 3-1-25 (C)	500	462

Specialized REITs – 1.2%
American Tower Corp.:
2.250%, 1-15-22	1,200	1,147
4.700%, 3-15-22	195	201
3.375%, 10-15-26	455	421
3.600%, 1-15-28	500	463
Crown Castle International Corp.:
5.250%, 1-15-23	200	209
3.200%, 9-1-24	500	472
3.700%, 6-15-26	300	283
3.650%, 9-1-27	1,000	930

		4,126

Total Real Estate – 1.5%		5,071
Telecommunication Services

Integrated Telecommunication Services – 0.7%
AT&T, Inc.:
4.900%, 8-15-37 (B)	1,000	948
5.150%, 2-15-50 (B)	1,000	933

24	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services (Continued)
Sprint Spectrum Co. LLC and Sprint Spectrum Co. II LLC,
4.738%, 3-20-25 (B)	$500	$496

		2,377

Total Telecommunication Services – 0.7%		2,377
Utilities

Electric Utilities – 0.3%
Duke Energy Corp.,
3.150%, 8-15-27	500	464
Entergy Texas, Inc.,
2.550%, 6-1-21	300	293
Exelon Corp.,
2.450%, 4-15-21	400	389

		1,146

Total Utilities – 0.3%		1,146

TOTAL CORPORATE DEBT SECURITIES – 23.8%		$81,642
(Cost: $84,586)

OTHER GOVERNMENT SECURITIES (E)
Mexico – 0.3%
United Mexican States,
3.750%, 1-11-28	1,000	946

Spain – 0.1%
Telefonica Emisiones S.A.U.,
4.665%, 3-6-38	500	467

TOTAL OTHER GOVERNMENT SECURITIES – 0.4%		$1,413
(Cost: $1,496)

LOANS (D)
Industrials

Industrial Machinery – 0.3%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.834%, 1-30-23 (F)	1,100	1,100

Total Industrials – 0.3%		1,100

TOTAL LOANS – 0.3%		$1,100
(Cost: $1,085)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Mortgage-Backed Obligations – 1.3%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.500%, 6-1-44	$695	$729
3.000%, 6-15-45	894	889
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7-1-18	3	3
6.500%, 10-1-28	65	70
6.500%, 2-1-29	36	39
3.500%, 6-25-29	521	527
7.500%, 4-1-31	37	41
7.000%, 7-1-31	45	51
7.000%, 9-1-31	80	88
6.500%, 2-1-32	188	208
7.000%, 2-1-32	119	132
7.000%, 3-1-32	44	50
7.000%, 7-1-32	76	84
5.500%, 5-1-33	41	44
5.500%, 6-1-33	42	46
4.500%, 11-1-43	597	629
3.000%, 10-25-46	874	861
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1997-A, Class 3-A,
8.293%, 12-15-26	34	38

		4,529

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.3%		$4,529
(Cost: $4,651)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.3%
U.S. Treasury Notes:
0.125%, 7-15-26	4,181	4,005
2.125%, 2-15-40	3,709	4,661
1.000%, 2-15-46	2,538	2,613

		11,279

Treasury Obligations – 1.0%
U.S. Treasury Bonds:
2.250%, 11-15-25	240	231
3.750%, 8-15-41	650	735

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
U.S. Treasury Notes:
2.875%, 4-30-25	$1,000	$1,004
2.875%, 5-31-25	900	903
2.750%, 2-15-28	650	644

		3,517

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.3%		$14,796
(Cost: $15,083)

SHORT-TERM SECURITIES
Commercial Paper (G) – 1.4%
Kroger Co. (The),
2.150%, 7-2-18	4,800	4,799

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (H)	1,409	1,409

Money Market Funds – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
1.850%, (I)(J)	385	385

TOTAL SHORT-TERM SECURITIES – 1.9%		$6,593
(Cost: $6,594)

TOTAL INVESTMENT SECURITIES – 98.6%		$341,004
(Cost: $311,336)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		5,001

NET ASSETS – 100.0%		$346,005

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $20,099 or 5.8% of net assets.

(C)	All or a portion of securities with an aggregate value of $374 are on loan.

2018	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2018 (UNAUDITED)

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Securities whose value was determined using significant unobservable inputs.

(G)	Rate shown is the yield to maturity at June 30, 2018.

(H)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(I)	Investment made with cash collateral received from securities on loan.

(J)	Rate shown is the annualized 7-day yield at June 30, 2018.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$219,404	$—	$—
Preferred Stocks	7,602	2,100	—
Asset-Backed Securities	—	1,825	—
Corporate Debt Securities	—	81,642	—
Other Government Securities	—	1,413	—
Loans	—	—	1,100
United States Government Agency Obligations	—	4,529	—
United States Government Obligations	—	14,796	—
Short-Term Securities	385	6,208	—
Total	$227,391	$112,513	$1,100

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

26	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	CORE EQUITY

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	95.6%
Information Technology	34.6%
Financials	13.0%
Consumer Discretionary	11.8%
Industrials	11.5%
Health Care	8.7%
Energy	6.8%
Consumer Staples	4.4%
Materials	4.1%
Utilities	0.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.4%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
UnitedHealth Group, Inc.	Health Care	Managed Health Care
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Home Depot, Inc. (The)	Consumer Discretionary	Home Improvement Retail
PayPal, Inc.	Information Technology	Data Processing & Outsourced Services
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Airbus SE	Industrials	Aerospace & Defense
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Adobe Systems, Inc.	Information Technology	Application Software
CME Group, Inc.	Financials	Financial Exchanges & Data

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	CORE EQUITY (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 1.9%
Magna International, Inc.	246	$14,300

Broadcasting – 1.2%
Discovery Holding Co., Class A (A)	333	9,152

Casinos & Gaming – 1.0%
Las Vegas Sands, Inc.	93	7,117

General Merchandise Stores – 0.7%
Dollar Tree, Inc. (A)	64	5,465

Home Improvement Retail – 2.9%
Home Depot, Inc. (The)	109	21,206

Internet & Direct Marketing Retail – 2.6%
Amazon.com, Inc. (A)	11	18,868

Leisure Facilities – 1.5%
Vail Resorts, Inc.	39	10,666

Total Consumer Discretionary – 11.8%		86,774
Consumer Staples

Hypermarkets & Super Centers – 2.2%
Costco Wholesale Corp.	77	15,991

Soft Drinks – 0.8%
Monster Beverage Corp. (A)	110	6,275

Tobacco – 1.4%
Philip Morris International, Inc.	127	10,219

Total Consumer Staples – 4.4%		32,485
Energy

Integrated Oil & Gas – 2.1%
Suncor Energy, Inc.	368	14,966

Oil & Gas Exploration & Production – 4.7%
ConocoPhillips	261	18,157
EOG Resources, Inc.	71	8,872
Pioneer Natural Resources Co.	41	7,818

		34,847

Total Energy – 6.8%		49,813
Financials

Asset Management & Custody Banks – 1.5%
Blackstone Group L.P. (The)	347	11,163

Diversified Banks – 1.8%
Bank of America Corp.	465	13,117

Financial Exchanges & Data – 2.5%
CME Group, Inc.	113	18,441

Investment Banking & Brokerage – 2.5%
Morgan Stanley	385	18,263

COMMON STOCKS (Continued)	Shares	Value
Other Diversified Financial Services – 4.7%
Citigroup, Inc.	213	$14,260
JPMorgan Chase & Co.	195	20,361

		34,621

Total Financials – 13.0%		95,605
Health Care

Health Care Equipment – 1.4%
Intuitive Surgical, Inc. (A)	22	10,718

Managed Health Care – 4.0%
Cigna Corp.	21	3,535
UnitedHealth Group, Inc.	106	25,883

		29,418

Pharmaceuticals – 3.3%
Eli Lilly and Co.	129	11,033
Zoetis, Inc.	155	13,171

		24,204

Total Health Care – 8.7%		64,340
Industrials

Aerospace & Defense – 7.9%
Airbus SE (B)	169	19,775
Lockheed Martin Corp.	44	12,910
Northrop Grumman Corp.	29	8,893
United Technologies Corp.	136	16,942

		58,520

Railroads – 1.3%
Norfolk Southern Corp.	62	9,324

Trucking – 2.3%
J.B. Hunt Transport Services, Inc.	139	16,919

Total Industrials – 11.5%		84,763
Information Technology

Application Software – 3.6%
Adobe Systems, Inc. (A)	77	18,749
Intuit, Inc.	37	7,621

		26,370

Data Processing & Outsourced Services – 7.3%
MasterCard, Inc., Class A	78	15,316
PayPal, Inc. (A)	251	20,892
Visa, Inc., Class A	131	17,329

		53,537

Electronic Manufacturing Services – 1.8%
TE Connectivity Ltd.	146	13,140

Home Entertainment Software – 3.8%
Electronic Arts, Inc. (A)	104	14,680
Take-Two Interactive Software, Inc. (A)	114	13,466

		28,146

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services – 2.2%
Alphabet, Inc., Class A (A)	15	$16,486

Semiconductor Equipment – 2.8%
Applied Materials, Inc.	284	13,136
ASML Holding N.V., NY Registry Shares	38	7,424

		20,560

Semiconductors – 4.3%
Analog Devices, Inc.	144	13,803
Broadcom Corp., Class A	73	17,688

		31,491

Systems Software – 5.7%
Microsoft Corp.	429	42,274

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	123	22,843

Total Information Technology – 34.6%		254,847
Materials

Commodity Chemicals – 2.2%
LyondellBasell Industries N.V., Class A	144	15,797

Diversified Chemicals – 1.9%
Dow Chemical Co. (The)	217	14,324

Total Materials – 4.1%		30,121
Utilities

Electric Utilities – 0.7%
NextEra Energy, Inc.	32	5,412

Total Utilities – 0.7%		5,412

TOTAL COMMON STOCKS – 95.6%		$704,160
(Cost: $638,626)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 3.2%
E.I. du Pont de Nemours and Co.,
2.202%, 7-2-18	$1,940	1,940
Hewlett Packard Enterprise Corp.,
2.120%, 7-11-18	5,000	4,997
International Paper Co.,
2.201%, 7-3-18	5,000	4,999
J.M. Smucker Co. (The),
2.200%, 7-2-18	5,792	5,791
Northern Illinois Gas Co.,
2.101%, 7-2-18	2,000	1,999
Virginia Electric and Power Co.,
2.340%, 7-17-18	4,000	3,995

		23,721

28	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	CORE EQUITY (in thousands)

JUNE 30, 2018 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (D)	$5,532	$5,532

TOTAL SHORT-TERM SECURITIES – 4.0%		$29,253
(Cost: $29,256)

TOTAL INVESTMENT SECURITIES – 99.6%		$733,413
(Cost: $667,882)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		2,976

NET ASSETS – 100.0%		$736,389

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at June 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at June 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	11,456	U.S. Dollar	14,001	7-5-18	Citibank N.A.	$620	$—
Euro	4,839	U.S. Dollar	5,731	7-5-18	Deutsche Bank AG	79	—

						$699	$—

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$704,160	$—	$—
Short-Term Securities	—	29,253	—
Total	$704,160	$29,253	$—
Forward Foreign Currency Contracts	$—	$699	$—

During the period ended June 30, 2018, securities totaling $10,873 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	29

PORTFOLIO HIGHLIGHTS	CORPORATE BOND(a)

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	0.5%
Bonds	96.7%
Corporate Debt Securities	83.9%
United States Government and Government Agency Obligations	6.0%
Asset-Backed Securities	3.2%
Municipal Bonds – Taxable	1.8%
Other Government Securities	1.6%
Mortgage-Backed Securities	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.8%

Quality Weightings

Investment Grade	94.9%
AAA	4.2%
AA	11.6%
A	26.5%
BBB	52.6%
Non-Investment Grade	1.8%
BB	1.3%
B	0.3%
Non-rated	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+ and Equities	3.3%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective April 30, 2018, the name of Bond changed to Corporate Bond.

30	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2018 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Financials

Investment Banking & Brokerage – 0.5%
Morgan Stanley, 5.850%	100	$2,569

Total Financials – 0.5%		2,569

TOTAL PREFERRED STOCKS – 0.5%		$2,569
(Cost: $2,500)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Designated Activity Co. and AerCap Global Aviation Trust,
3.650%, 7-21-27	$6,000	5,460
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 5-26-22	2,320	2,269
3.500%, 1-15-25	1,000	938
3.875%, 1-23-28	750	690
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.750%, 12-15-27 (A)	904	886
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6-15-28	922	874
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1,
3.575%, 1-15-28	928	901
American Airlines, Inc., Class AA Pass Through Certificates, Series 2017-1,
3.650%, 2-15-29	1,442	1,402
Norwegian Air Shuttle 2016-1, Class A,
4.875%, 5-10-28 (A)	2,392	2,278
United Airlines Pass-Through Certificates, Series 2016-AA,
3.100%, 7-7-28	974	922

TOTAL ASSET-BACKED SECURITIES – 3.2%		$16,620
(Cost: $17,602)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Automobile Manufacturers – 0.8%
BMW U.S. Capital LLC,
2.700%, 4-6-22 (A)	3,500	3,395
General Motors Co.,
4.200%, 10-1-27	1,000	958

		4,353

Broadcasting – 0.2%
Discovery Communications LLC,
2.950%, 3-20-23	1,000	956

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Cable & Satellite – 1.6%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
5.375%, 4-1-38	$1,000	$944
5.375%, 5-1-47	2,500	2,269
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.000%, 2-1-24	3,000	2,868
2.350%, 1-15-27	500	438
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
3.900%, 3-1-38	500	455
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.950%, 1-15-25	815	797
Time Warner, Inc. (GTD by Historic TW, Inc.),
2.950%, 7-15-26	1,000	899

		8,670

Education Services – 0.1%
President and Fellows of Harvard College,
3.150%, 7-15-46	500	451
University of Southern California,
3.028%, 10-1-39	500	453

		904

Footwear – 0.8%
NIKE, Inc.:
2.375%, 11-1-26	1,000	910
3.875%, 11-1-45	3,500	3,369

		4,279

Hotels, Resorts & Cruise Lines – 1.4%
Marriott International, Inc.,
4.000%, 4-15-28	1,000	976
Marriott International, Inc., Series R,
3.125%, 6-15-26 (B)	1,000	929
Royal Caribbean Cruises Ltd.,
3.700%, 3-15-28	3,500	3,232
Wyndham Worldwide Corp.:
4.150%, 4-1-24	2,000	1,968
4.500%, 4-1-27	500	487

		7,592

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc.,
4.800%, 12-5-34	370	405

Movies & Entertainment – 0.2%
Walt Disney Co. (The),
4.125%, 6-1-44 (B)	1,000	964

Publishing – 0.1%
Thomson Reuters Corp.,
3.350%, 5-15-26	500	462

Total Consumer Discretionary – 5.3%		28,585

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Staples

Brewers – 1.2%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB),
3.650%, 2-1-26	$665	$651
Heineken N.V.,
3.500%, 1-29-28 (A)	2,000	1,924
Molson Coors Brewing Co.:
2.250%, 3-15-20	1,000	984
3.000%, 7-15-26	2,500	2,270
4.200%, 7-15-46	500	449

		6,278

Distillers & Vintners – 2.3%
Bacardi Ltd.,
4.450%, 5-15-25 (A)	2,700	2,690
Constellation Brands, Inc.:
2.700%, 5-9-22	3,000	2,901
2.650%, 11-7-22	4,000	3,835
4.500%, 5-9-47	1,000	951
Diageo Capital plc (GTD by Diageo plc),
3.875%, 5-18-28	1,700	1,714

		12,091

Drug Retail – 0.2%
CVS Health Corp.:
2.800%, 7-20-20	75	74
4.100%, 3-25-25	1,000	995

		1,069

Food Distributors – 1.1%
McCormick & Co., Inc.,
3.150%, 8-15-24	2,705	2,584
Sysco Corp.:
3.250%, 7-15-27	2,500	2,341
4.450%, 3-15-48	1,000	966

		5,891

Food Retail – 0.4%
Kroger Co. (The),
6.800%, 12-15-18	2,245	2,285

Household Products – 1.2%
Clorox Co. (The),
3.100%, 10-1-27	4,000	3,761
Colgate-Palmolive Co.,
3.700%, 8-1-47 (B)	1,000	933
Procter & Gamble Co. (The),
2.700%, 2-2-26	2,000	1,899

		6,593

Hypermarkets & Super Centers – 0.5%
Walmart, Inc.,
3.700%, 6-26-28	2,500	2,516

Packaged Foods & Meats – 2.0%
Kraft Heinz Foods Co.,
4.375%, 6-1-46	1,000	864
Mead Johnson Nutrition Co.,
4.125%, 11-15-25	1,000	1,018

2018	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Packaged Foods & Meats (Continued)
Smithfield Foods, Inc.:
2.650%, 10-3-21 (A)	$5,250	$5,002
3.350%, 2-1-22 (A)	3,000	2,896
4.250%, 2-1-27 (A)	1,000	962

		10,742

Personal Products – 0.7%
Kimberly-Clark Corp.:
2.750%, 2-15-26	1,000	940
3.200%, 7-30-46	3,500	3,011

		3,951

Soft Drinks – 0.9%
Coca-Cola Co. (The):
1.550%, 9-1-21	1,500	1,435
2.875%, 10-27-25	500	478
2.250%, 9-1-26	1,000	906
PepsiCo, Inc.:
1.700%, 10-6-21	1,000	957
2.850%, 2-24-26	1,000	953

		4,729

Total Consumer Staples – 10.5%		56,145
Energy

Oil & Gas Equipment & Services – 0.9%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.:
2.773%, 12-15-22	3,000	2,910
3.337%, 12-15-27	2,000	1,860

		4,770

Oil & Gas Exploration & Production – 1.1%
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11-15-34	218	218
EQT Corp.:
8.125%, 6-1-19	1,575	1,646
3.000%, 10-1-22	4,250	4,093

		5,957

Oil & Gas Refining & Marketing – 0.4%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps),
2.919%, 2-26-21 (C)	2,000	2,003

Oil & Gas Storage & Transportation – 5.1%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.450%, 7-15-27	2,000	1,941
Colonial Pipeline Co.,
4.250%, 4-15-48 (A)	1,000	969
Colorado Interstate Gas Co.,
4.150%, 8-15-26 (A)	1,000	968
Enbridge, Inc.,
2.900%, 7-15-22	2,000	1,942
Energy Transfer Partners L.P.:
4.200%, 4-15-27	2,000	1,883
4.950%, 6-15-28	1,000	997

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11-1-24	$1,031	$976
4.500%, 12-15-26	3,500	3,425
Sabal Trail Transmission LLC,
4.246%, 5-1-28 (A)	2,500	2,516
Sabine Pass Liquefaction LLC,
4.200%, 3-15-28	1,500	1,442
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10-1-27	2,000	1,868
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4-1-21	500	508
Tennessee Gas Pipeline Co.,
7.000%, 3-15-27	2,000	2,288
TransCanada PipeLines Ltd.,
4.250%, 5-15-28	2,500	2,507
Transcontinental Gas Pipe Line Co. LLC,
4.600%, 3-15-48 (A)	1,000	961
Williams Partners L.P.:
3.750%, 6-15-27	500	472
4.850%, 3-1-48	1,500	1,428

		27,091

Total Energy – 7.5%		39,821
Financials

Asset Management & Custody Banks – 0.6%
Ares Capital Corp.:
3.875%, 1-15-20	280	281
4.250%, 3-1-25	2,000	1,923
State Street Corp.,
2.650%, 5-19-26	1,000	937

		3,141

Consumer Finance – 2.6%
American Express Credit Corp.,
2.200%, 3-3-20	2,000	1,974
Capital One Financial Corp.:
4.200%, 10-29-25	1,500	1,456
3.750%, 7-28-26	1,000	929
Discover Financial Services,
3.950%, 11-6-24	1,500	1,463
Ford Motor Credit Co. LLC,
3.810%, 1-9-24	4,000	3,881
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7-6-21	500	493
3.700%, 5-9-23	2,500	2,455
4.350%, 4-9-25	500	493
3.850%, 1-5-28	1,000	924

		14,068

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks – 10.1%
Australia and New Zealand Banking Group Ltd.,
2.125%, 8-19-20	$1,000	$976
Banco Santander S.A.,
3.500%, 4-11-22	1,250	1,219
Bank of America Corp.:
2.503%, 10-21-22	4,000	3,828
5.875%, 9-15-66	1,000	978
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps),
3.133%, 2-5-26 (C)	4,000	3,928
Bank of Montreal,
2.100%, 12-12-19	500	494
Bank of New York Mellon Corp. (The),
2.200%, 8-16-23	3,000	2,815
Barclays plc:
3.684%, 1-10-23	4,400	4,277
4.836%, 5-9-28	500	472
BB&T Corp.:
2.050%, 5-10-21	1,000	966
2.750%, 4-1-22	2,000	1,953
Commonwealth Bank of Australia,
2.000%, 9-6-21 (A)	1,500	1,432
Fifth Third Bank N.A.,
2.250%, 6-14-21	500	487
HSBC Holdings plc,
4.583%, 6-19-29	2,250	2,272
Huntington Bancshares, Inc.,
2.300%, 1-14-22	500	480
Lloyds Banking Group plc,
3.000%, 1-11-22	2,000	1,948
Mitsubishi UFJ Financial Group, Inc.,
2.998%, 2-22-22	500	491
Mizuho Financial Group, Inc.,
2.953%, 2-28-22	3,000	2,927
Santander Holdings USA, Inc.,
3.400%, 1-18-23	7,500	7,239
Swedbank AB,
2.800%, 3-14-22 (A)	3,000	2,936
U.S. Bancorp:
3.100%, 4-27-26	2,500	2,357
3.150%, 4-27-27	1,500	1,433
Wells Fargo & Co.:
2.100%, 7-26-21	1,000	961
3.069%, 1-24-23	1,500	1,458
3.000%, 10-23-26	1,000	923
4.750%, 12-7-46	500	484
Westpac Banking Corp.:
2.150%, 3-6-20	2,500	2,460
2.000%, 8-19-21	1,000	958
4.322%, 11-23-31	1,000	963

		54,115

Diversified Capital Markets – 0.9%
Credit Suisse Group AG,
3.574%, 1-9-23 (A)	2,000	1,958
Deutsche Bank AG,
3.950%, 2-27-23	1,000	960

32	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Capital Markets (Continued)
Deutsche Bank AG (3-Month U.S. LIBOR plus 123 bps),
3.549%, 2-27-23 (C)	$2,000	$1,932

		4,850

Insurance Brokers – 0.4%
Marsh & McLennan Cos., Inc.,
2.750%, 1-30-22	2,000	1,955

Investment Banking & Brokerage – 3.9%
Credit Suisse Group Funding (Guernsey) Ltd.,
3.125%, 12-10-20	1,500	1,488
Daiwa Securities Group, Inc.,
3.129%, 4-19-22 (A)	1,000	979
Goldman Sachs Group, Inc. (The):
3.000%, 4-26-22	1,000	977
2.905%, 7-24-23	1,000	963
3.272%, 9-29-25	2,500	2,375
4.250%, 10-21-25	500	492
3.750%, 2-25-26	1,000	969
3.500%, 11-16-26	2,000	1,884
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 175 bps),
4.109%, 10-28-27 (C)	2,000	2,040
Morgan Stanley:
3.875%, 1-27-26	1,000	984
3.125%, 7-27-26	2,000	1,860
3.591%, 7-22-28	4,500	4,275
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps),
3.759%, 10-24-23 (C)	1,500	1,535

		20,821

Life & Health Insurance – 3.8%
Athene Holding Ltd.,
4.125%, 1-12-28	3,000	2,765
Brighthouse Financial, Inc.,
3.700%, 6-22-27	3,750	3,337
MetLife Global Funding I,
1.950%, 9-15-21 (A)	2,000	1,915
New York Life Global Funding,
2.900%, 1-17-24 (A)	5,500	5,330
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9-30-47 (A)	3,000	2,745
Principal Life Global Funding II,
3.000%, 4-18-26 (A)	1,000	937
Protective Life Global Funding,
2.262%, 4-8-20 (A)	2,500	2,460
Sumitomo Life Insurance Co.,
4.000%, 9-14-77 (A)	1,000	933

		20,422

Other Diversified Financial Services – 4.4%
Citigroup, Inc.:
2.700%, 3-30-21	3,000	2,942
3.500%, 5-15-23	2,000	1,955
4.450%, 9-29-27	3,000	2,952
4.125%, 7-25-28	3,000	2,871

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Other Diversified Financial Services (Continued)
JPMorgan Chase & Co.:
2.295%, 8-15-21	$3,000	$2,898
2.700%, 5-18-23	3,000	2,879
3.625%, 12-1-27	1,500	1,411
4.950%, 6-1-45	1,000	1,017
TIAA Asset Management Finance Co. LLC,
4.125%, 11-1-24 (A)	2,000	1,988
USAA Capital Corp.,
2.450%, 8-1-20 (A)	2,360	2,329

		23,242

Property & Casualty Insurance – 0.9%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.) (3-Month ICE LIBOR plus 32 bps),
2.658%, 1-10-20 (C)	3,500	3,512
Berkshire Hathaway, Inc.,
3.125%, 3-15-26	1,500	1,445

		4,957

Regional Banks – 0.2%
PNC Bank N.A.:
2.450%, 11-5-20	264	259
3.300%, 10-30-24	1,000	982

		1,241

Specialized Finance – 0.6%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6-15-21 (A)	500	507
5.450%, 6-15-23 (A)	500	523
8.100%, 7-15-36 (A)	500	584
Syngenta Finance N.V.,
5.182%, 4-24-28 (A)	1,400	1,351

		2,965

Total Financials – 28.4%		151,777
Health Care

Biotechnology – 0.3%
Amgen, Inc.,
2.200%, 5-11-20	1,500	1,476

Health Care Distributors – 1.0%
AmerisourceBergen Corp.,
3.450%, 12-15-27	6,000	5,525

Health Care Equipment – 0.6%
Becton Dickinson & Co. (3-Month U.S. LIBOR plus 87.5 bps),
3.209%, 12-29-20 (C)	3,000	3,005

Health Care Services – 0.9%
Cardinal Health, Inc.:
3.079%, 6-15-24	2,500	2,355
4.368%, 6-15-47	1,500	1,321

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Services (Continued)
Quest Diagnostics, Inc.,
3.450%, 6-1-26	$1,500	$1,426

		5,102

Health Care Supplies – 0.7%
Abbott Laboratories,
3.400%, 11-30-23	1,000	986
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc),
4.375%, 3-15-35	1,752	1,811
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, 9-23-21	1,000	957

		3,754

Managed Health Care – 0.9%
Humana, Inc.,
2.900%, 12-15-22	5,000	4,856

Pharmaceuticals – 1.0%
AbbVie, Inc.:
4.500%, 5-14-35	1,400	1,372
4.300%, 5-14-36	500	478
Bayer U.S. Finance II LLC,
4.375%, 12-15-28 (A)	2,500	2,504
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc),
3.500%, 3-15-21	1,000	997

		5,351

Total Health Care – 5.4%		29,069
Industrials

Aerospace & Defense – 1.9%
BAE Systems Holdings, Inc.:
3.850%, 12-15-25 (A)	1,500	1,482
4.750%, 10-7-44 (A)	1,000	1,029
Boeing Co. (The),
1.650%, 10-30-20	500	486
General Dynamics Corp.,
1.875%, 8-15-23	3,000	2,783
Huntington Ingalls Industries, Inc.,
3.483%, 12-1-27	1,000	940
Northrop Grumman Corp.,
3.250%, 1-15-28	2,250	2,117
Rockwell Collins, Inc.,
2.800%, 3-15-22	1,500	1,461

		10,298

Agricultural & Farm Machinery – 0.2%
CNH Industrial N.V.,
3.850%, 11-15-27	1,000	932

Air Freight & Logistics – 1.2%
FedEx Corp.:
3.250%, 4-1-26	1,000	957
3.300%, 3-15-27	4,000	3,792
4.400%, 1-15-47	2,000	1,892

		6,641

2018	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Airlines – 2.3%
Aviation Capital Group Corp.,
2.875%, 1-20-22 (A)	$3,000	$2,901
Aviation Capital Group LLC,
3.500%, 11-1-27 (A)	3,000	2,746
Delta Air Lines, Inc.:
2.600%, 12-4-20	5,000	4,891
3.400%, 4-19-21	750	747
Sydney Airport Finance,
3.625%, 4-28-26 (A)	1,000	965

		12,250

Building Products – 0.4%
Owens Corning,
4.400%, 1-30-48	500	417
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 12-15-21	1,875	1,910

		2,327

Electrical Components & Equipment – 0.6%
Arrow Electronics, Inc.,
3.250%, 9-8-24	2,500	2,336
Hubbell, Inc.,
3.500%, 2-15-28	1,000	957

		3,293

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
2.400%, 5-15-23	1,000	951

Industrial Conglomerates – 0.4%
3M Co.,
2.875%, 10-15-27	2,000	1,892

Industrial Machinery – 0.5%
Parker Hannifin Corp.,
3.250%, 3-1-27	3,000	2,893

Railroads – 0.2%
Burlington Northern Santa Fe LLC,
3.400%, 9-1-24	1,000	990

Total Industrials – 7.9%		42,467
Information Technology

Communications Equipment – 0.1%
L-3 Communications Corp.,
3.850%, 12-15-26	500	481

Data Processing & Outsourced Services – 0.7%
Visa, Inc.:
2.800%, 12-14-22	3,000	2,942
3.150%, 12-14-25	1,000	967

		3,909

Electronic Components – 1.1%
Amphenol Corp.,
3.200%, 4-1-24	2,500	2,411

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electronic Components (Continued)
Maxim Integrated Products, Inc.,
3.450%, 6-15-27	$3,500	$3,308

		5,719

Home Entertainment Software – 0.2%
Activision Blizzard, Inc.,
2.300%, 9-15-21	1,000	968

Internet Software & Services – 0.7%
Alphabet, Inc.,
3.375%, 2-25-24	2,950	2,970
Tencent Holdings Ltd.,
3.595%, 1-19-28 (A)	1,000	946

		3,916

IT Consulting & Other Services – 0.3%
Keysight Technologies, Inc.,
4.600%, 4-6-27	1,500	1,506

Semiconductors – 1.4%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
3.125%, 1-15-25	5,000	4,637
Intel Corp.:
3.100%, 7-29-22	1,000	1,000
2.875%, 5-11-24	2,000	1,936

		7,573

Systems Software – 1.2%
CA, Inc.,
5.375%, 12-1-19	1,080	1,109
Microsoft Corp.:
2.650%, 11-3-22	2,000	1,966
2.000%, 8-8-23	500	472
2.875%, 2-6-24	3,000	2,936

		6,483

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.,
2.400%, 5-3-23	4,000	3,852

Total Information Technology – 6.4%		34,407
Materials

Construction Materials – 0.8%
Martin Marietta Materials, Inc.,
3.500%, 12-15-27	4,500	4,174

Diversified Metals & Mining – 0.5%
Anglo American Capital plc:
3.750%, 4-10-22 (A)	1,000	993
3.625%, 9-11-24 (A)	1,000	946
4.500%, 3-15-28 (A)	750	724

		2,663

Fertilizers & Agricultural Chemicals – 0.4%
Mosaic Co. (The),
3.250%, 11-15-22	2,500	2,428

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Metal & Glass Containers – 0.1%
Ball Corp.,
4.875%, 3-15-26	$500	$498

Paper Packaging – 1.1%
Packaging Corp. of America,
3.400%, 12-15-27	1,000	943
WestRock Co.:
3.000%, 9-15-24 (A)	4,000	3,790
3.750%, 3-15-25 (A)	1,000	981

		5,714

Specialty Chemicals – 0.3%
Methanex Corp.,
5.250%, 3-1-22	1,404	1,446

Total Materials – 3.2%		16,923
Real Estate

Health Care REITs – 0.5%
Health Care REIT, Inc.,
4.000%, 6-1-25	1,300	1,274
Senior Housing Properties Trust,
4.750%, 2-15-28	1,500	1,449

		2,723

Hotel & Resort REITs – 0.6%
Hospitality Properties Trust,
3.950%, 1-15-28	3,700	3,379

Industrial REITs – 0.7%
Air Lease Corp.,
3.250%, 3-1-25	3,000	2,776
Aircastle Ltd.,
5.500%, 2-15-22	598	613

		3,389

Specialized REITs – 2.1%
American Tower Corp.:
3.000%, 6-15-23	2,500	2,396
4.400%, 2-15-26	1,000	993
3.125%, 1-15-27	2,500	2,234
American Tower Trust I,
3.652%, 3-23-28 (A)	1,000	985
Crown Castle International Corp.:
2.250%, 9-1-21	500	479
5.250%, 1-15-23	1,027	1,076
3.200%, 9-1-24	1,250	1,179
4.000%, 3-1-27	2,000	1,925

		11,267

Total Real Estate – 3.9%		20,758
Telecommunication Services

Integrated Telecommunication Services – 1.0%
AT&T, Inc.:
4.250%, 3-1-27	1,500	1,468
4.900%, 8-15-37 (A)	250	237
5.650%, 2-15-47	1,000	1,006
Sprint Spectrum Co. LLC and Sprint Spectrum Co. II LLC,
4.738%, 3-20-25 (A)	500	496

34	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services (Continued)
Verizon Communications, Inc.:
2.625%, 8-15-26	$500	$444
4.500%, 8-10-33	1,000	969
4.812%, 3-15-39	559	540

		5,160

Wireless Telecommunication Service – 0.7%
Crown Castle Towers LLC,
3.663%, 5-15-25 (A)	1,000	980
Sprint Spectrum L.P.,
3.360%, 9-20-21 (A)	813	803
Vodafone Group plc,
4.125%, 5-30-25	2,000	1,990

		3,773

Total Telecommunication Services – 1.7%		8,933
Utilities

Electric Utilities – 2.1%
Commonwealth Edison Co.,
3.650%, 6-15-46	500	461
Duke Energy Carolinas LLC,
3.750%, 6-1-45	2,000	1,876
Duke Energy Indiana LLC,
3.750%, 5-15-46	1,000	944
Edison International:
2.125%, 4-15-20 (B)	1,000	980
2.950%, 3-15-23	2,000	1,921
4.125%, 3-15-28	1,000	984
Entergy Arkansas, Inc.,
4.000%, 6-1-28	1,350	1,365
Kansas City Power & Light Co.,
4.200%, 3-15-48	1,000	982
MidAmerican Energy Co.,
3.950%, 8-1-47	1,000	974
Sierra Pacific Power Co.,
2.600%, 5-1-26 (B)	1,000	923

		11,410

Multi-Utilities – 1.2%
Berkshire Hathaway Energy Co.,
2.800%, 1-15-23	1,500	1,463
Dominion Resources, Inc.,
2.750%, 1-15-22	3,000	2,909
Pacific Gas and Electric Co.:
3.300%, 12-1-27	1,000	898
3.950%, 12-1-47	1,500	1,282

		6,552

Water Utilities – 0.4%
California Water Service Co.,
5.875%, 5-1-19	2,000	2,047

Total Utilities – 3.7%		20,009

TOTAL CORPORATE DEBT SECURITIES – 83.9%		$448,894
(Cost: $464,816)

MORTGAGE-BACKED SECURITIES	Principal	Value
Non-Agency REMIC/CMO – 0.2%
MASTR Adjustable Rate Mortgage Trust 2005-1 (Mortgage spread to 10-year U.S. Treasury index),
3.635%, 3-25-35 (C)	$1,130	$837
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1 (Mortgage spread to 3-year U.S. Treasury index),
3.779%, 2-25-34 (C)	16	—	*

		837

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$837
(Cost: $1,140)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.5%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A,
4.285%, 12-15-18	2,500	2,524

New York – 0.8%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3-1-29 (A)	3,205	4,255

Ohio – 0.4%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12-1-46	2,000	1,986

Pennsylvania – 0.1%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable – Build America Bonds),
4.750%, 7-15-22	750	775

TOTAL MUNICIPAL BONDS – TAXABLE – 1.8%		$9,540
(Cost: $8,492)

OTHER GOVERNMENT SECURITIES (D)
Canada – 0.6%
Province de Quebec,
7.140%, 2-27-26	2,500	3,032

Mexico – 0.2%
United Mexican States,
3.750%, 1-11-28	1,000	945

Spain – 0.8%
Telefonica Emisiones S.A.U.:
4.103%, 3-8-27	3,000	2,900
4.665%, 3-6-38	1,500	1,402

		4,302

TOTAL OTHER GOVERNMENT SECURITIES – 1.6%		$8,279
(Cost: $8,233)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Agency Obligations – 0.2%
Tennessee Valley Authority,
2.875%, 2-1-27	$1,000	$975

Mortgage-Backed Obligations – 1.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
4.489%, 12-25-44 (A)(C)	5,000	5,143
4.400%, 1-25-45 (A)(C)	3,000	3,078
Government National Mortgage Association Agency REMIC/CMO,
0.013%, 6-17-45 (E)	17	—	*

		8,221

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.7%		$9,196
(Cost: $9,369)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 4.3%
U.S. Treasury Bonds,
2.750%, 11-15-47	1,000	953
U.S. Treasury Notes:
2.625%, 5-15-21	3,000	3,000
2.000%, 10-31-22	5,000	4,854
2.000%, 11-30-22	3,000	2,911
2.875%, 4-30-25	5,500	5,521
2.875%, 5-15-28	6,000	6,009

		23,248

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.3%		$23,248
(Cost: $23,316)

SHORT-TERM SECURITIES
Commercial Paper (F) – 0.9%
Sonoco Products Co.,
2.180%, 7-2-18	4,619	4,618

Master Note – 1.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (G)	5,580	5,580

Money Market Funds – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
1.850%, (H)(I)	329	329

TOTAL SHORT-TERM SECURITIES – 2.0%		$10,527
(Cost: $10,528)

2018	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2018 (UNAUDITED)

Value

TOTAL INVESTMENT SECURITIES – 99.2%	$529,710
(Cost: $545,996)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%	4,058

NET ASSETS – 100.0%	$533,768

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $90,338 or 16.9% of net assets.

(B)	All or a portion of securities with an aggregate value of $321 are on loan.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(F)	Rate shown is the yield to maturity at June 30, 2018.

(G)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Investment made with cash collateral received from securities on loan.

(I)	Rate shown is the annualized 7-day yield at June 30, 2018.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$2,569	$—	$—
Asset-Backed Securities	—	16,620	—
Corporate Debt Securities	—	448,894	—
Mortgage-Backed Securities	—	837	—
Municipal Bonds	—	9,540	—
Other Government Securities	—	8,279	—
United States Government Agency Obligations	—	9,196	—
United States Government Obligations	—	23,248	—
Short-Term Securities	329	10,198	—
Total	$2,898	$526,812	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REITS = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

36	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	ENERGY

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	98.3%
Energy	94.7%
Information Technology	2.4%
Industrials	1.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.7%

Country Weightings

North America	92.1%
United States	90.0%
Other North America	2.1%
Europe	6.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.7%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Continental Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
Parsley Energy, Inc., Class A	United States	Energy	Oil & Gas Exploration & Production
Pioneer Natural Resources Co.	United States	Energy	Oil & Gas Exploration & Production
Whiting Petroleum Corp.	United States	Energy	Oil & Gas Exploration & Production
Schlumberger Ltd.	United States	Energy	Oil & Gas Equipment & Services
Diamondback Energy, Inc.	United States	Energy	Oil & Gas Exploration & Production
WPX Energy, Inc.	United States	Energy	Oil & Gas Exploration & Production
Oasis Petroleum LLC	United States	Energy	Oil & Gas Exploration & Production

See your advisor or www.waddell.com for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS	ENERGY (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 3.5%
Chevron Corp.	20	$2,472
Suncor Energy, Inc.	90	3,667

		6,139

Oil & Gas Drilling – 5.7%
Ensco plc	275	1,998
Patterson-UTI Energy, Inc.	246	4,434
Transocean, Inc. (A)	269	3,610

		10,042

Oil & Gas Equipment & Services – 27.7%
C&J Energy Services, Inc. (A)	125	2,951
Cactus, Inc., Class A (A)	100	3,378
Core Laboratories N.V. (B)	33	4,102
Dril-Quip, Inc. (A)	40	2,048
FMC Technologies, Inc.	40	1,281
Forum Energy Technologies, Inc. (A)	280	3,454
FTS International, Inc. (A)	68	967
Halliburton Co.	153	6,908
Helix Energy Solutions Group, Inc. (A)	229	1,910
Hi-Crush Partners L.P.	200	2,360
Liberty Oilfield Services, Inc., Class A (A)(B)	61	1,133
ProPetro Holding Corp. (A)	105	1,653
RPC, Inc.	120	1,742
Schlumberger Ltd.	96	6,421
Solaris Oilfield Infrastructure, Inc., Class A (A)	117	1,678
Superior Energy Services, Inc. (A)	380	3,698
U.S. Silica Holdings, Inc.	116	2,972

		48,656

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production – 46.7%
Anadarko Petroleum Corp.	73	$5,344
Centennial Resource Development, Inc., Class A (A)	133	2,402
Concho Resources, Inc. (A)	38	5,285
Continental Resources, Inc. (A)	136	8,807
Devon Energy Corp.	92	4,053
Diamondback Energy, Inc.	49	6,414
EOG Resources, Inc.	57	7,055
Marathon Oil Corp.	246	5,130
Oasis Petroleum LLC (A)	442	5,732
Parsley Energy, Inc., Class A (A)	224	6,780
Pioneer Natural Resources Co.	36	6,756
RSP Permian, Inc. (A)	124	5,476
Whiting Petroleum Corp. (A)	122	6,422
WPX Energy, Inc. (A)	355	6,394

		82,050

Oil & Gas Refining & Marketing – 8.1%
Marathon Petroleum Corp.	55	3,890
PBF Energy, Inc., Class A	54	2,275
Phillips 66	35	3,980
Valero Energy Corp.	36	4,012

		14,157

Oil & Gas Storage & Transportation – 3.0%
Energy Transfer Partners L.P.	95	1,818
Enterprise Products Partners L.P.	96	2,656
MPLX L.P.	25	856

		5,330

Total Energy – 94.7%		166,374

COMMON STOCKS (Continued)	Shares	Value
Industrials

Industrial Machinery – 1.2%
Dover Corp. (A)	50	$2,084

Total Industrials – 1.2%		2,084
Information Technology

Data Processing & Outsourced Services – 2.4%
Wright Express Corp. (A)	22	4,238

Total Information Technology – 2.4%		4,238

TOTAL COMMON STOCKS – 98.3%		$172,696
(Cost: $155,770)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.8%
J.M. Smucker Co. (The),
2.200%, 7-2-18	$1,330	1,330

Money Market Funds – 2.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
1.850%, (D)(E)	4,016	4,016

TOTAL SHORT-TERM SECURITIES – 3.1%		$5,346
(Cost: $5,346)

TOTAL INVESTMENT SECURITIES – 101.4%		$178,042
(Cost: $161,116)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4)%		(2,437)

NET ASSETS – 100.0%		$175,605

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $3,930 are on loan.

(C)	Rate shown is the yield to maturity at June 30, 2018.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at June 30, 2018.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$172,696	$—	$—
Short-Term Securities	4,016	1,330	—
Total	$176,712	$1,330	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

38	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	ENERGY (in thousands)

JUNE 30, 2018 (UNAUDITED)

Country Diversification

(as a % of net assets)
United States	90.0%
Netherlands	2.3%
Canada	2.1%
Switzerland	2.1%
United Kingdom	1.8%
Other+	1.7%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	39

PORTFOLIO HIGHLIGHTS	GLOBAL BOND

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	0.9%
Bonds	96.9%
Corporate Debt Securities	60.0%
United States Government and Government Agency Obligations	23.4%
Other Government Securities	13.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.2%

Quality Weightings

Investment Grade	69.1%
AAA	23.4%
AA	2.1%
A	13.1%
BBB	30.5%
Non-Investment Grade	27.8%
BB	19.5%
B	6.9%
CCC	0.9%
Non-rated	0.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+ and Equities	3.1%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

North America	48.1%
United States	40.3%
Mexico	6.2%
Other North America	1.6%
Europe	18.5%
United Kingdom	5.9%
Other Europe	12.6%
South America	11.1%
Brazil	3.9%
Other South America	7.2%
Pacific Basin	10.3%
Other	4.7%
Bahamas/Caribbean	4.0%
Middle East	1.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.2%

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

40	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Panama

Financials – 0.9%
Banco Latinoamericano de Comercio Exterior S.A.	8	$188

Total Panama – 0.9%		$188

TOTAL COMMON STOCKS – 0.9%		$188
(Cost: $194)

CORPORATE DEBT SECURITIES	Principal
Argentina

Energy – 0.5%
Pan American Energy LLC
7.875%, 5-7-21	$100	103

Total Argentina – 0.5%		$103
Australia

Utilities – 0.9%
Ausgrid Finance Pty Ltd.
3.850%, 5-1-23 (A)	200	200

Total Australia – 0.9%		$200
Austria

Consumer Staples – 0.9%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
6.250%, 2-5-23 (A)	200	186

Total Austria – 0.9%		$186
Bermuda

Consumer Staples – 0.5%
Bacardi Ltd.
4.450%, 5-15-25 (A)	100	99

Total Bermuda – 0.5%		$99
Brazil

Consumer Staples – 0.8%
Cosan Ltd.
5.950%, 9-20-24 (A)	200	187

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12-12-16 (A)(B)	15	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A.
7.000%, 7-8-13 (B)	96	1

Materials – 0.8%
Fibria Overseas Finance Ltd.
4.000%, 1-14-25	150	138

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials (Continued)
Vale Overseas Ltd.
6.250%, 8-10-26	$50	$54

		192

Total Brazil – 1.6%		$380
British Virgin Islands

Energy – 0.1%
QGOG Atlantic/Alaskan Rigs Ltd.
5.250%, 7-30-18 (A)	33	31

Total British Virgin Islands – 0.1%		$31
Canada

Financials – 0.7%
Bank of Montreal
1.800%, 7-31-18	100	100
Royal Bank of Canada
4.650%, 1-27-26	50	51

		151

Total Canada – 0.7%		$151
Cayman Islands

Industrials – 0.6%
Guanay Finance Ltd.
6.000%, 12-15-20 (A)	135	135

Materials – 1.9%
Braskem Finance Ltd. (GTD by Braskem S.A.)
5.750%, 4-15-21 (A)	200	207
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.)
4.375%, 5-15-23 (A)	200	199

		406

Telecommunication Services – 0.9%
Sable International Finance Ltd.
6.875%, 8-1-22 (A)	200	206

Total Cayman Islands – 3.4%		$747
Chile

Financials – 0.7%
Banco Santander Chile
2.500%, 12-15-20 (A)	150	146

Industrials – 0.9%
LATAM Airlines Group S.A.
7.250%, 6-9-20 (A)	200	204

Utilities – 0.4%
Enel Chile S.A.
4.875%, 6-12-28	80	81

Total Chile – 2.0%		$431

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
China

Information Technology – 0.9%
Tencent Holdings Ltd.
2.985%, 1-19-23 (A)	$200	$194

Total China – 0.9%		$194
Columbia

Financials – 0.9%
Banco de Bogota S.A.
5.375%, 2-19-23 (A)	200	204

Utilities – 1.0%
Emgesa S.A. E.S.P.
8.750%, 1-25-21 (C)	COP302,000	108
Empresas Publicas de Medellin E.S.P.
8.375%, 2-1-21 (C)	274,000	95

		203

Total Columbia – 1.9%		$407
France

Financials – 1.0%
BNP Paribas S.A.
7.625%, 12-29-49 (A)(D)	$200	209

Total France – 1.0%		$209
India

Industrials – 0.9%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7-29-20 (A)	200	198

Materials – 0.9%
Vedanta Resources plc
6.375%, 7-30-22 (A)	200	191

Total India – 1.8%		$389
Indonesia

Utilities – 0.9%
Perusahaan Listrik Negara
5.450%, 5-21-28 (A)	200	203

Total Indonesia – 0.9%		$203
Ireland

Financials – 1.6%
MTS International Funding Ltd.
5.000%, 5-30-23 (A)	350	341

Total Ireland – 1.6%		$341

2018	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Japan

Financials – 0.4%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7-25-27	$100	$95

Total Japan – 0.4%		$95
Luxembourg

Consumer Staples – 0.8%
Minerva Luxembourg S.A.
5.875%, 1-19-28 (A)	200	175

Financials – 0.9%
OJSC Russian Agricultural Bank
5.100%, 7-25-18 (A)	200	200

Information Technology – 0.8%
Atento Luxco 1 S.A.
6.125%, 8-10-22 (A)	175	168

Total Luxembourg – 2.5%		$543
Mexico

Consumer Discretionary – 0.9%
Nemak S.A.B. de C.V.
4.750%, 1-23-25 (A)	200	189

Consumer Staples – 0.9%
Grupo Bimbo S.A.B. de C.V.
4.875%, 6-30-20 (A)	200	205

Financials – 1.6%
Banco Santander S.A.
4.125%, 11-9-22 (A)	150	148
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9-27-23 (A)	200	190

		338

Materials – 1.7%
C5 Capital (SPV) Ltd. (3-Month U.S. LIBOR plus 428 bps)
6.585%, 12-29-49 (A)(E)	150	146
CEMEX S.A.B. de C.V.
7.750%, 4-16-26 (A)	200	217

		363

Total Mexico – 5.1%		$1,095
Netherlands

Consumer Discretionary – 0.9%
VTR Finance B.V.
6.875%, 1-15-24 (A)	200	201

Energy – 0.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
8.375%, 5-23-21	16	17

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials – 2.2%
Cooperatieve Rabobank U.A.
3.875%, 2-8-22	$75	$76
Sigma Finance, Inc.
4.875%, 3-27-28 (A)	200	191
Syngenta Finance N.V.
5.182%, 4-24-28 (A)	200	193

		460

Total Netherlands – 3.2%		$678
Norway

Energy – 0.7%
Aker BP ASA
6.000%, 7-1-22 (A)	150	153

Total Norway – 0.7%		$153
Peru

Financials – 0.7%
Banco de Credito del Peru
4.250%, 4-1-23 (A)	150	150

Total Peru – 0.7%		$150
Qatar

Energy – 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9-30-20 (A)	68	70

Total Qatar – 0.3%		$70
Singapore

Consumer Staples – 0.5%
Olam International Ltd.
7.500%, 8-12-20	100	104

Total Singapore – 0.5%		$104
South Korea

Financials – 2.0%
Hyundai Capital Services, Inc.
2.983%, 8-29-22 (A)	210	202
Woori Bank
2.625%, 7-20-21 (A)	250	242

		444

Total South Korea – 2.0%		$444
Switzerland

Financials – 1.1%
Credit Suisse Group AG
4.282%, 1-9-28 (A)	250	243

Total Switzerland – 1.1%		$243

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
United Arab Emirates

Energy – 0.9%
Abu Dhabi National Energy Co.
4.375%, 4-23-25 (A)	$200	$198

Financials – 1.5%
ICICI Bank Ltd.
3.500%, 3-18-20 (A)	325	323

Total United Arab Emirates – 2.4%		$521
United Kingdom

Consumer Staples – 0.9%
Imperial Tobacco Finance plc
3.750%, 7-21-22 (A)	200	198

Financials – 5.0%
ANZ New Zealand International Ltd.
3.450%, 1-21-28 (A)	200	191
Barclays plc
8.250%, 12-29-49	200	203
HSBC Holdings plc:
4.583%, 6-19-29	300	303
5.625%, 12-29-49	200	199
State Bank of India
3.622%, 4-17-19 (A)	200	200

		1,096

Total United Kingdom – 5.9%		$1,294
United States

Consumer Staples – 4.0%
Anheuser-Busch Inbev S.A./N.V. (GTD by AB INBEV/BBR/COB)
2.650%, 2-1-21	500	493
Bunge Ltd. Finance Corp.
3.500%, 11-24-20	250	250
Maple Escrow Subsidiary, Inc.
4.597%, 5-25-28 (A)	125	126

		869

Energy – 0.6%
Brand Energy & Infrastructure Services, Inc.
8.500%, 7-15-25 (A)	125	127

Financials – 5.3%
Bank of America Corp.
3.593%, 7-21-28	125	119
BBVA Bancomer S.A.
6.500%, 3-10-21 (A)	150	156
Citigroup, Inc.
3.520%, 10-27-28	125	117
Cooperatieve Rabobank U.A.
3.125%, 4-26-21	250	249
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
3.480%, 6-1-19 (A)	50	50
Goldman Sachs Group, Inc. (The)
3.814%, 4-23-29	100	95
JPMorgan Chase & Co.
3.540%, 5-1-28	118	113

42	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials (Continued)
TerraForm Global Operating LLC (GTD by Terra Form Global LLC)
6.125%, 3-1-26 (A)	$50	$49
Wells Fargo & Co.
4.300%, 7-22-27	125	123
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps)
6.111%, 3-29-49 (E)	125	127

		1,198

Health Care – 0.8%
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21 (A)	100	102
4.500%, 1-15-23 (A)	75	76

		178

Industrials – 1.5%
Azul Investments LLP
5.875%, 10-26-24 (A)(D)	200	170
BAE Systems Holdings, Inc.
2.850%, 12-15-20 (A)	75	74
TransDigm, Inc. (GTD by TransDigm Group, Inc.)
6.000%, 7-15-22	82	82

		326

Materials – 0.2%
BakerCorp International, Inc.
8.250%, 6-1-19	50	48

Real Estate – 1.9%
Aircastle Ltd.
4.625%, 12-15-18	235	236
American Tower Corp.
3.400%, 2-15-19	170	171

		407

Telecommunication Services – 1.1%
T-Mobile USA, Inc.
6.000%, 3-1-23	230	238

Utilities – 1.1%
Sempra Energy
2.850%, 11-15-20 (D)	250	247

Total United States – 16.5%		$3,638

TOTAL CORPORATE DEBT SECURITIES – 60.0%		$13,099
(Cost: $13,531)

OTHER GOVERNMENT SECURITIES (G)
Argentina – 0.9%
Republic of Argentina
6.875%, 4-22-21	200	197

OTHER GOVERNMENT SECURITIES (G) (Continued)	Principal	Value
Brazil – 2.3%
Banco Nacional de Desenvolvimento Economico e Social
4.750%, 5-9-24 (A)	$200	$188
Federative Republic of Brazil
4.875%, 1-22-21	300	304

		492

Columbia – 1.2%
Republic of Colombia
4.375%, 7-12-21	250	255

Indonesia – 2.0%
Republic of Indonesia:
3.750%, 4-25-22 (A)	250	247
2.950%, 1-11-23	200	190

		437

Luxembourg – 0.9%
Rumo Luxembourg S.a.r.l.
7.375%, 2-9-24 (A)	200	202

Mexico – 1.1%
United Mexican States
3.625%, 3-15-22	250	250

Qatar – 0.9%
Qatar Government Bond
2.375%, 6-2-21 (A)	200	193

Russia – 0.9%
Russian Federation
3.500%, 1-16-19 (A)	200	200

Saudi Arabia – 1.1%
Saudi Arabia Government Bond
2.375%, 10-26-21 (A)	250	240

South Africa – 0.9%
Republic of South Africa
5.500%, 3-9-20	200	205

Turkey – 0.9%
Turkey Government Bond
5.125%, 3-25-22	200	194

United States – 0.4%
Republic of Argentina
5.625%, 1-26-22	100	93

TOTAL OTHER GOVERNMENT SECURITIES – 13.5%		$2,958
(Cost: $3,064)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 23.4%
U.S. Treasury Bonds
2.250%, 11-15-25	450	433

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
United States (Continued)
U.S. Treasury Notes:
1.250%, 10-31-21	$200	$191
1.750%, 11-30-21	300	291
1.875%, 10-31-22	100	97
1.375%, 6-30-23	850	796
1.625%, 10-31-23	800	755
2.125%, 9-30-24	650	625
1.500%, 8-15-26	460	415
2.000%, 11-15-26	800	749
2.375%, 5-15-27	775	746

		5,098

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 23.4%		$5,098
(Cost: $5,289)

SHORT-TERM SECURITIES
Master Note – 1.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.240%, 7-6-18 (F)	238	238

Money Market Funds – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
1.850%, (H)(I)	65	65

TOTAL SHORT-TERM SECURITIES – 1.4%		$303
(Cost: $303)

TOTAL INVESTMENT SECURITIES – 99.2%		$21,646
(Cost: $22,381)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		179

NET ASSETS – 100.0%		$21,825

2018	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2018 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $9,933 or 45.5% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP – Columbian Peso).

(D)	All or a portion of securities with an aggregate value of $63 are on loan.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(H)	Rate shown is the annualized 7-day yield at June 30, 2018.

(I)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$188	$—	$—
Corporate Debt Securities	—	13,099	—
Other Government Securities	—	2,958	—
United States Government Obligations	—	5,098	—
Short-Term Securities	65	238	—
Total	$253	$21,393	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

Country Diversification

(as a % of net assets)
United States	40.3%
Mexico	6.2%
United Kingdom	5.9%
Brazil	3.9%
Cayman Islands	3.4%
Luxembourg	3.4%
Netherlands	3.2%
Columbia	3.1%
Indonesia	2.9%
United Arab Emirates	2.4%

Country Diversification (Continued)

South Korea	2.0%
Chile	2.0%
India	1.8%
Ireland	1.6%
Argentina	1.4%
Qatar	1.2%
Switzerland	1.1%
Saudi Arabia	1.1%
France	1.0%
Other Countries	9.9%
Other+	2.2%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

44	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	GLOBAL EQUITY INCOME(a)

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	97.6%
Energy	15.0%
Health Care	13.8%
Financials	13.5%
Industrials	12.9%
Consumer Staples	11.0%
Materials	10.5%
Information Technology	9.8%
Utilities	4.2%
Telecommunication Services	3.7%
Consumer Discretionary	3.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.4%

Country Weightings

North America	44.9%
United States	40.6%
Canada	4.3%
Europe	43.4%
United Kingdom	13.8%
France	11.3%
Netherlands	6.1%
Switzerland	4.8%
Other Europe	7.4%
Pacific Basin	8.4%
Other	0.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.4%

Top 10 Equity Holdings

Company	Sector	Industry
Royal Dutch Shell plc, Class A	Energy	Integrated Oil & Gas
Intel Corp.	Information Technology	Semiconductors
Johnson & Johnson	Health Care	Pharmaceuticals
Pfizer, Inc.	Health Care	Pharmaceuticals
Chevron Corp.	Energy	Integrated Oil & Gas
Total S.A.	Energy	Integrated Oil & Gas
Nestle S.A., Registered Shares	Consumer Staples	Packaged Foods & Meats
Dow Chemical Co. (The)	Materials	Diversified Chemicals
Lockheed Martin Corp.	Industrials	Aerospace & Defense
Broadcom Corp., Class A	Information Technology	Semiconductors

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective April 30, 2018, the name of Dividend Opportunities changed to Global Equity Income.

2018	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS	GLOBAL EQUITY INCOME (in thousands)

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 2.3%
Suncor Energy, Inc.	186	$7,571

Financials – 2.0%
Bank of Montreal	83	6,431

Total Canada – 4.3%		$14,002
China

Consumer Discretionary – 0.4%
ANTA Sports Products Ltd.	246	1,303

Energy – 2.1%
CNOOC Ltd.	4,030	6,955

Total China – 2.5%		$8,258
France

Consumer Discretionary – 1.0%
LVMH Moet Hennessy – Louis Vuitton	10	3,231

Energy – 2.9%
Total S.A. (A)	154	9,375

Financials – 1.8%
BNP Paribas S.A.	96	5,972

Industrials – 4.1%
Compagnie de Saint-Gobain	60	2,668
Schneider Electric S.A.	77	6,430
Vinci	44	4,227

		13,325

Telecommunication Services – 1.5%
Orange S.A.	300	5,026

Total France – 11.3%		$36,929
Hong Kong

Financials – 1.0%
BOC Hong Kong (Holdings) Ltd.	699	3,290

Utilities – 0.9%
Guangdong Investment Ltd.	1,850	2,938

Total Hong Kong – 1.9%		$6,228
Ireland

Health Care – 1.5%
Medtronic plc	57	4,852

Materials – 1.0%
CRH plc	89	3,144

Total Ireland – 2.5%		$7,996

COMMON STOCKS (Continued)	Shares	Value
Italy

Utilities – 1.8%
ENEL S.p.A.	1,053	$5,849

Total Italy – 1.8%		$5,849
Japan

Information Technology – 1.1%
Tokyo Electron Ltd.	21	3,625

Telecommunication Services – 1.1%
Nippon Telegraph and Telephone Corp.	77	3,484

Total Japan – 2.2%		$7,109
Malaysia

Financials – 0.7%
Bumiputra-Commerce Holdings Berhad	1,623	2,189

Total Malaysia – 0.7%		$2,189
Netherlands

Energy – 3.7%
Royal Dutch Shell plc, Class A	347	12,038

Financials – 1.2%
ING Groep N.V., Certicaaten Van Aandelen	278	4,003

Industrials – 1.2%
Koninklijke Philips Electronics N.V., Ordinary Shares	95	4,054

Total Netherlands – 6.1%		$20,095
Norway

Consumer Staples – 0.9%
Marine Harvest ASA	152	3,021

Total Norway – 0.9%		$3,021
Russia

Energy – 1.1%
PJSC LUKOIL ADR	51	3,477

Total Russia – 1.1%		$3,477
Singapore

Financials – 1.1%
DBS Group Holdings Ltd.	176	3,439

Total Singapore – 1.1%		$3,439
South Africa

Materials – 0.9%
Mondi plc	115	3,122

Total South Africa – 0.9%		$3,122

COMMON STOCKS (Continued)	Shares	Value
Spain

Financials – 1.1%
Banco Santander S.A.	698	$3,745

Total Spain – 1.1%		$3,745
Switzerland

Consumer Staples – 2.7%
Nestle S.A., Registered Shares	113	8,744

Health Care – 2.1%
Roche Holdings AG, Genusscheine	31	6,882

Total Switzerland – 4.8%		$15,626
United Kingdom

Consumer Discretionary – 0.8%
Bellway plc	70	2,757

Consumer Staples – 4.4%
British American Tobacco plc	103	5,199
Unilever N.V., Certicaaten Van Aandelen	38	2,101
Unilever plc	124	6,852

		14,152

Financials – 2.5%
3i Group plc	257	3,050
HSBC Holdings plc	145	1,362
Prudential plc	171	3,913

		8,325

Health Care – 1.4%
AstraZeneca plc	65	4,534

Industrials – 1.2%
BAE Systems plc	466	3,981

Materials – 2.4%
Anglo American plc (A)	141	3,155
Rio Tinto plc	87	4,843

		7,998

Telecommunication Services – 1.1%
Vodafone Group plc	1,411	3,423

Total United Kingdom – 13.8%		$45,170
United States

Consumer Discretionary – 1.0%
Home Depot, Inc. (The)	17	3,219

Consumer Staples – 3.0%
Philip Morris International, Inc.	48	3,892
Wal-Mart Stores, Inc.	70	5,957

		9,849

Energy – 2.9%
Chevron Corp.	76	9,634

46	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	GLOBAL EQUITY INCOME (in thousands)

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Financials – 2.1%
JPMorgan Chase & Co.	31	$3,279
KeyCorp	176	3,446

		6,725

Health Care – 8.8%
AbbVie, Inc.	69	6,416
Johnson & Johnson	92	11,187
Pfizer, Inc.	304	11,033

		28,636

Industrials – 6.4%
Eaton Corp.	87	6,510
Lockheed Martin Corp.	27	8,065
United Technologies Corp.	49	6,127

		20,702

Information Technology – 8.7%
Broadcom Corp., Class A	33	7,983
Cypress Semiconductor Corp.	204	3,173
Intel Corp.	235	11,667
Microsoft Corp.	56	5,566

		28,389

COMMON STOCKS (Continued)	Shares	Value
Materials – 6.2%
Dow Chemical Co. (The)	131	$8,607
Eastman Chemical Co.	80	7,957
WestRock Co.	63	3,612

		20,176

Utilities – 1.5%
Exelon Corp.	115	4,897

Total United States – 40.6%		$132,227

TOTAL COMMON STOCKS – 97.6%		$318,482
(Cost: $324,273)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.9%
J.M. Smucker Co. (The)
2.200%, 7-2-18	$2,964	2,963

Master Note – 1.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.240%, 7-6-18 (C)	4,229	4,229

SHORT-TERM SECURITIES (Continued)	Principal	Value
Money Market Funds – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares 1.850%, (D)(E)	$2,033	$2,033

TOTAL SHORT-TERM SECURITIES – 2.8%		$9,225
(Cost: $9,226)

TOTAL INVESTMENT SECURITIES – 100.4%		$327,707
(Cost: $333,499)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(1,347)

NET ASSETS – 100.0%		$326,360

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $2,036 are on loan.

(B)	Rate shown is the yield to maturity at June 30, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Rate shown is the annualized 7-day yield at June 30, 2018.

(E)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$318,482	$—	$—
Short-Term Securities	2,033	7,192	—
Total	$320,515	$7,192	$—

During the period ended June 30, 2018, securities totaling $15,012 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

2018	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS	GLOBAL EQUITY INCOME (in thousands)

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Market Sector Diversification

(as a % of net assets)
Energy	15.0%
Health Care	13.8%
Financials	13.5%
Industrials	12.9%
Consumer Staples	11.0%
Materials	10.5%
Information Technology	9.8%
Utilities	4.2%
Telecommunication Services	3.7%
Consumer Discretionary	3.2%
Other+	2.4%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

48	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	GLOBAL GROWTH

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	96.2%
Information Technology	27.8%
Consumer Discretionary	19.9%
Industrials	13.3%
Financials	11.7%
Health Care	11.0%
Energy	7.2%
Consumer Staples	5.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.8%

Country Weightings

North America	56.9%
United States	54.8%
Other North America	2.1%
Europe	23.0%
France	9.8%
United Kingdom	5.6%
Netherlands	4.4%
Other Europe	3.2%
Pacific Basin	16.3%
Japan	7.8%
China	4.6%
India	3.4%
Other Pacific Basin	0.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.8%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Airbus SE	France	Industrials	Aerospace & Defense
Microsoft Corp.	United States	Information Technology	Systems Software
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
MasterCard, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Visa, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Home Depot, Inc. (The)	United States	Consumer Discretionary	Home Improvement Retail
UnitedHealth Group, Inc.	United States	Health Care	Managed Health Care
Cognizant Technology Solutions Corp., Class A	United States	Information Technology	IT Consulting & Other Services
CME Group, Inc.	United States	Financials	Financial Exchanges & Data
Adobe Systems, Inc.	United States	Information Technology	Application Software

See your advisor for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS	GLOBAL GROWTH (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 2.1%
Canadian Natural Resources Ltd.	49	$1,770
Seven Generations Energy Ltd., Class A (A)	137	1,504

		3,274

Total Canada – 2.1%		$3,274
China

Financials – 1.9%
China Construction Bank Corp. (A)	439	406
Ping An Insurance (Group) Co. of China Ltd., H Shares (B)	282	2,595

		3,001

Information Technology – 2.7%
Alibaba Group Holding Ltd. ADR (A)	13	2,362
Baidu.com, Inc. ADR (A)	8	1,925

		4,287

Total China – 4.6%		$7,288
France

Consumer Discretionary – 1.0%
LVMH Moet Hennessy – Louis Vuitton	5	1,529

Consumer Staples – 0.7%
Pernod Ricard S.A.	7	1,103

Energy – 1.8%
Total S.A. ADR	47	2,852

Industrials – 6.0%
Airbus SE	68	7,935
Schneider Electric S.A.	19	1,594

		9,529

Information Technology – 0.3%
Ubisoft Entertainment S.A. (A)	4	454

Total France – 9.8%		$15,467
Germany

Health Care – 1.0%
Fresenius SE & Co. KGaA	21	1,666

Total Germany – 1.0%		$1,666
Hong Kong

Consumer Discretionary – 0.5%
Galaxy Entertainment Group	106	821

Total Hong Kong – 0.5%		$821
India

Financials – 3.4%
HDFC Bank Ltd.	101	3,105

COMMON STOCKS (Continued)	Shares	Value
Financials (Continued)
Housing Development Finance Corp. Ltd.	88	$2,457

		5,562

Total India – 3.4%		$5,562
Italy

Consumer Discretionary – 2.2%
Ferrari N.V.	26	3,504

Total Italy – 2.2%		$3,504
Japan

Consumer Discretionary – 4.5%
Isuzu Motors Ltd.	208	2,762
Start Today Co. Ltd.	87	3,155
Subaru Corp.	41	1,200

		7,117

Industrials – 3.3%
Dakin Industries Ltd.	19	2,217
Recruit Holdings Co. Ltd.	110	3,052

		5,269

Total Japan – 7.8%		$12,386
Netherlands

Consumer Staples – 1.5%
Heineken N.V.	24	2,416

Energy – 1.0%
Royal Dutch Shell plc, Class B	46	1,645

Industrials – 1.6%
Koninklijke Philips Electronics N.V., Ordinary Shares	61	2,581

Information Technology – 0.3%
ASML Holding N.V., NY Registry Shares	3	542

Total Netherlands – 4.4%		$7,184
United Kingdom

Consumer Staples – 3.1%
British American Tobacco plc	43	2,195
Imperial Tobacco Group plc	75	2,800

		4,995

Financials – 2.5%
Prudential plc	173	3,961

Total United Kingdom – 5.6%		$8,956
United States

Consumer Discretionary – 11.7%
Amazon.com, Inc. (A)	4	6,774
Dollar General Corp.	37	3,644
Home Depot, Inc. (The)	24	4,688

COMMON STOCKS (Continued)	Shares	Value
Consumer Discretionary (Continued)
Lowe’s Co., Inc.	10	$914
Marriott International, Inc., Class A	21	2,700

		18,720

Energy – 2.3%
Halliburton Co.	47	2,099
Schlumberger Ltd.	24	1,614

		3,713

Financials – 3.9%
CME Group, Inc.	26	4,232
Goldman Sachs Group, Inc. (The)	9	1,987

		6,219

Health Care – 10.0%
Alexion Pharmaceuticals, Inc. (A)	14	1,741
HCA Holdings, Inc.	34	3,480
Johnson & Johnson	27	3,223
Thermo Fisher Scientific, Inc.	15	3,109
UnitedHealth Group, Inc.	18	4,328

		15,881

Industrials – 2.4%
Eaton Corp.	22	1,645
Northrop Grumman Corp.	7	2,215

		3,860

Information Technology – 24.5%
Adobe Systems, Inc. (A)	17	4,096
Applied Materials, Inc.	17	802
Arista Networks, Inc. (A)	7	1,903
Broadcom Corp., Class A	8	1,968
Cognizant Technology Solutions Corp., Class A	55	4,315
Facebook, Inc., Class A (A)	18	3,505
MasterCard, Inc., Class A	31	6,077
Microsoft Corp.	74	7,250
PayPal, Inc. (A)	40	3,324
Visa, Inc., Class A	45	5,903

		39,143

Total United States – 54.8%		$87,536

TOTAL COMMON STOCKS – 96.2%		$153,644
(Cost: $127,063)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 2.8%
J.M. Smucker Co. (The) 2.200%, 7-2-18	$4,528	4,527

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.240%, 7-6-18 (D)	1	1

TOTAL SHORT-TERM SECURITIES – 2.8%		$4,528
(Cost: $4,529)

50	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	GLOBAL GROWTH (in thousands)

JUNE 30, 2018 (UNAUDITED)

Value

TOTAL INVESTMENT SECURITIES – 99.0%	$158,172
(Cost: $131,592)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%	1,540

NET ASSETS – 100.0%	$159,712

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,356 are on loan.

(C)	Rate shown is the yield to maturity at June 30, 2018.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$153,644	$—	$—
Short-Term Securities	—	4,528	—
Total	$153,644	$4,528	$—

During the period ended June 30, 2018, securities totaling $138,200 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

Market Sector Diversification

(as a % of net assets)
Information Technology	27.8%
Consumer Discretionary	19.9%
Industrials	13.3%
Financials	11.7%
Health Care	11.0%
Energy	7.2%
Consumer Staples	5.3%
Other+	3.8%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	51

PORTFOLIO HIGHLIGHTS	GOVERNMENT MONEY MARKET

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Corporate Obligations	0.5%
Master Note	0.5%
United States Government Agency Obligations	99.5%
Cash and Other Assets (Net of Liabilities)	0.0%

52	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	GOVERNMENT MONEY MARKET (in thousands)

JUNE 30, 2018 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (A)	$1,576	$1,576

Total Master Note – 0.5%		1,576

TOTAL CORPORATE OBLIGATIONS – 0.5%		$1,576
(Cost: $1,576)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 99.5%
Federal Home Loan Bank,
1.650%, 7-2-18	115,353	115,348
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.960%, 7-7-18 (A)	40,624	40,624
1.970%, 7-7-18 (A)	24,008	24,008

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
United States Government Agency Obligations (Continued)
2.000%, 7-7-18 (A)	$78,596	$78,596
2.050%, 7-7-18 (A)	57,083	57,083

		315,659

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 99.5%		$315,659
(Cost: $315,659)

TOTAL INVESTMENT SECURITIES – 100.0%		$317,235
(Cost: $317,235)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(125)

NET ASSETS – 100.0%		$317,110

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$1,576	$—
United States Government Agency Obligations	—	315,659	—
Total	$—	$317,235	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	53

PORTFOLIO HIGHLIGHTS	GROWTH

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	98.5%
Information Technology	43.9%
Consumer Discretionary	18.3%
Industrials	12.5%
Health Care	9.7%
Financials	8.8%
Consumer Staples	2.3%
Energy	1.8%
Real Estate	1.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.5%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services
salesforce.com, Inc.	Information Technology	Application Software
CME Group, Inc.	Financials	Financial Exchanges & Data
Home Depot, Inc. (The)	Consumer Discretionary	Home Improvement Retail
PayPal, Inc.	Information Technology	Data Processing & Outsourced Services
Adobe Systems, Inc.	Information Technology	Application Software

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

54	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	GROWTH (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.9%
V.F. Corp.	283	$23,046

Automobile Manufacturers – 2.0%
Ferrari N.V.	115	15,508

Cable & Satellite – 0.6%
Comcast Corp., Class A	142	4,672

Footwear – 2.8%
NIKE, Inc., Class B	274	21,848

Home Improvement Retail – 3.9%
Home Depot, Inc. (The)	158	30,845

Internet & Direct Marketing Retail – 6.1%
Amazon.com, Inc. (A)	25	43,180
Booking Holdings, Inc. (A)	2	4,662

		47,842

Total Consumer Discretionary – 18.3%		143,761
Consumer Staples

Soft Drinks – 1.5%
Monster Beverage Corp. (A)	208	11,930

Tobacco – 0.8%
Philip Morris International, Inc.	74	6,007

Total Consumer Staples – 2.3%		17,937
Energy

Oil & Gas Equipment & Services – 1.8%
Halliburton Co.	321	14,482

Total Energy – 1.8%		14,482
Financials

Financial Exchanges & Data – 6.0%
CME Group, Inc.	193	31,571
S&P Global, Inc.	77	15,711

		47,282

Investment Banking & Brokerage – 2.6%
Charles Schwab Corp. (The)	396	20,225

Other Diversified Financial Services – 0.2%
Citigroup, Inc.	30	2,001

Total Financials – 8.8%		69,508

COMMON STOCKS (Continued)	Shares	Value
Health Care

Health Care Equipment – 4.8%
Abiomed, Inc. (A)	17	$6,872
Danaher Corp.	154	15,206
Intuitive Surgical, Inc. (A)	33	15,838

		37,916

Managed Health Care – 2.3%
UnitedHealth Group, Inc.	72	17,714

Pharmaceuticals – 2.6%
Zoetis, Inc.	242	20,633

Total Health Care – 9.7%		76,263
Industrials

Aerospace & Defense – 2.5%
Lockheed Martin Corp.	25	7,445
Northrop Grumman Corp.	40	12,246

		19,691

Construction Machinery & Heavy Trucks – 2.8%
Caterpillar, Inc.	161	21,775

Industrial Machinery – 2.5%
Stanley Black & Decker, Inc.	150	19,855

Railroads – 1.0%
Union Pacific Corp.	56	7,877

Research & Consulting Services – 2.3%
Verisk Analytics, Inc., Class A (A)	166	17,858

Trucking – 1.4%
J.B. Hunt Transport Services, Inc.	92	11,171

Total Industrials – 12.5%		98,227
Information Technology

Application Software – 8.2%
Adobe Systems, Inc. (A)	105	25,576
NVIDIA Corp.	25	5,993
salesforce.com, Inc. (A)	239	32,600

		64,169

Data Processing & Outsourced Services – 13.2%
FleetCor Technologies, Inc. (A)	32	6,678
MasterCard, Inc., Class A	180	35,413
PayPal, Inc. (A)	336	27,945
Visa, Inc., Class A	253	33,549

		103,585

Home Entertainment Software – 2.3%
Electronic Arts, Inc. (A)	127	17,910

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services – 7.3%
Alphabet, Inc., Class A (A)	19	$21,296
Alphabet, Inc., Class C (A)	13	14,334
Facebook, Inc., Class A (A)	114	22,172

		57,802

Semiconductor Equipment – 0.7%
Lam Research Corp.	31	5,336

Semiconductors – 0.8%
Microchip Technology, Inc.	73	6,666

Systems Software – 6.7%
Microsoft Corp.	532	52,441

Technology Hardware, Storage & Peripherals – 4.7%
Apple, Inc.	201	37,131

Total Information Technology – 43.9%		345,040
Real Estate

Specialized REITs – 1.2%
American Tower Corp., Class A	68	9,760

Total Real Estate – 1.2%		9,760

TOTAL COMMON STOCKS – 98.5%		$774,978
(Cost: $539,367)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.2%
J.M. Smucker Co. (The),
2.200%, 7-2-18	$9,151	9,149

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (C)	2,939	2,939

TOTAL SHORT-TERM SECURITIES – 1.6%		$12,088
(Cost: $12,089)

TOTAL INVESTMENT SECURITIES – 100.1%		$787,066
(Cost: $551,456)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(542)

NET ASSETS – 100.0%		$786,524

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

2018	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS	GROWTH (in thousands)

JUNE 30, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$774,978	$—	$—
Short-Term Securities	—	12,088	—
Total	$774,978	$12,088	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	HIGH INCOME

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	5.4%
Financials	3.1%
Energy	1.0%
Consumer Discretionary	0.9%
Consumer Staples	0.4%
Telecommunication Services	0.0%
Industrials	0.0%
Warrants	0.0%
Bonds	86.7%
Corporate Debt Securities	66.8%
Loans	19.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	7.9%

Quality Weightings

Non-Investment Grade	86.7%
BB	9.2%
B	45.8%
CCC	26.0%
Below CCC	1.3%
Non-rated	4.4%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	13.3%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	57

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Apparel Retail – 0.1%
True Religion Apparel, Inc. (A)(B)(C)	13		$1,240

Broadcasting – 0.0%
Cumulus Media, Inc., Class A (A)	22		364

Cable & Satellite – 0.1%
Altice N.V., Class A (A)(B)(D)	78		316
Altice USA, Inc., Class A	32		551

			867

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(C)(E)	—	*	52

Education Services – 0.7%
Laureate Education, Inc., Class A (A)	443		6,343

Total Consumer Discretionary – 0.9%			8,866
Consumer Staples

Agricultural Products – 0.0%
ASG Warrant Corp. (A)(C)	1		—

Total Consumer Staples – 0.0%			—
Energy

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC (A)(B)(E)(F)	1		277

Oil & Gas Exploration & Production – 0.1%
Midstates Petroleum Co., Inc. (A)	64		868
Sabine Oil & Gas Corp. (A)(E)	—	*	13

			881

Total Energy – 0.1%			1,158
Financials

Other Diversified Financial Services – 0.4%
J.G. Wentworth Co. (The) (C)(E)	364		3,371

Total Financials – 0.4%			3,371
Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd. (C)(E)	1,605		103

Total Industrials – 0.0%			103

TOTAL COMMON STOCKS – 1.4%			$13,498
(Cost: $13,386)

INVESTMENT FUNDS	Shares	Value
Registered Investment Companies – 2.7%
iShares iBoxx $ High Yield Corporate Bond ETF (D)	290	$24,673

TOTAL INVESTMENT FUNDS – 2.7%		$24,673
(Cost: $25,202)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.4%
Pinnacle Agriculture Enterprises LLC (A)(C)(E)	4,583	3,794

Total Consumer Staples – 0.4%		3,794
Energy

Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500% (A)(E)	8	8,345

Total Energy – 0.9%		8,345
Telecommunication Services

Integrated Telecommunication Services – 0.0%
Frontier Communications Corp., Convertible Series A, 11.125%	11	109

Total Telecommunication Services – 0.0%		109

TOTAL PREFERRED STOCKS – 1.3%		$12,248
(Cost: $11,222)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12-29-29 (E)(G)	1	6

		6

TOTAL WARRANTS – 0.0%		$6
(Cost: $7)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.3%
Acosta, Inc.,
7.750%, 10-1-22 (H)	$4,493	2,246
Outfront Media Capital LLC and Outfront Media Capital Corp.,
5.625%, 2-15-24	573	580

		2,826

Automotive Retail – 0.5%
Allison Transmission, Inc.,
5.000%, 10-1-24 (H)	781	768
Penske Automotive Group, Inc.,
5.500%, 5-15-26	474	465

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Automotive Retail (Continued)
Sonic Automotive, Inc.,
5.000%, 5-15-23		$3,603	$3,441

			4,674

Broadcasting – 3.0%
Clear Channel International B.V.,
8.750%, 12-15-20 (H)		725	750
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11-15-22		9,435	9,609
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3-15-20		101	100
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3-15-20		6,130	6,094
Sirius XM Radio, Inc.:
4.625%, 5-15-23 (H)		2,524	2,470
6.000%, 7-15-24 (H)		8,000	8,150

			27,173

Cable & Satellite – 8.4%
Altice Financing S.A.:
6.625%, 2-15-23 (H)		1,725	1,700
7.500%, 5-15-26 (H)		4,462	4,316
Altice S.A.:
7.250%, 5-15-22 (H)(I)	EUR	256	300
7.750%, 5-15-22 (D)(H)		$13,756	13,309
6.250%, 2-15-25 (H)(I)	EUR	354	395
7.625%, 2-15-25 (D)(H)		$4,103	3,775
Altice U.S. Finance I Corp.:
5.375%, 7-15-23 (H)		3,161	3,145
5.500%, 5-15-26 (H)		2,745	2,649
Block Communications, Inc.,
6.875%, 2-15-25 (H)		609	607
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26 (H)		1,187	1,151
5.000%, 2-1-28 (H)		4,233	3,873
CSC Holdings LLC,
5.375%, 2-1-28 (H)		4,930	4,560
DISH DBS Corp.:
6.750%, 6-1-21		1,936	1,939
5.875%, 7-15-22		2,310	2,171
5.875%, 11-15-24		454	384
7.750%, 7-1-26		1,932	1,693
Neptune Finco Corp.:
10.125%, 1-15-23 (H)		4,123	4,546
6.625%, 10-15-25 (H)		788	807
10.875%, 10-15-25 (H)		2,746	3,165
Numericable – SFR S.A.,
7.375%, 5-1-26 (H)		10,505	10,271
VTR Finance B.V.,
6.875%, 1-15-24 (H)		11,391	11,445

			76,201

Casinos & Gaming – 2.7%
Everi Payments, Inc.,
7.500%, 12-15-25 (H)		4,320	4,331
Gateway Casinos & Entertainment Ltd.,
8.250%, 3-1-24 (H)		2,588	2,730

58	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Casinos & Gaming (Continued)
Golden Nugget, Inc.:
6.750%, 10-15-24 (H)	$6,150	$6,151
8.750%, 10-1-25 (H)	2,460	2,527
Stars Group Holdings B.V. and Stars Group (U.S.) Co-Borrower LLC,
7.000%, 7-15-26 (H)	2,529	2,554
Studio City Finance Ltd.,
8.500%, 12-1-20 (H)	4,598	4,621
Wynn Macau Ltd.:
4.875%, 10-1-24 (H)	855	816
5.500%, 10-1-27 (H)	1,226	1,171

		24,901

Education Services – 2.0%
Laureate Education, Inc.,
8.250%, 5-1-25 (H)	16,978	18,113

Hotels, Resorts & Cruise Lines – 0.3%
Boyne USA, Inc.,
7.250%, 5-1-25 (H)	2,468	2,573

Leisure Facilities – 0.2%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4-15-27	2,137	2,105

Movies & Entertainment – 0.2%
WMG Acquisition Corp.,
5.500%, 4-15-26 (H)	1,878	1,862

Publishing – 0.4%
E.W. Scripps Co.,
5.125%, 5-15-25 (H)	351	329
MDC Partners, Inc.,
6.500%, 5-1-24 (H)	3,949	3,426

		3,755

Restaurants – 0.5%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.,
5.000%, 10-15-25 (H)	4,838	4,578

Specialized Consumer Services – 0.2%
Nielsen Co. (Luxembourg) S.a.r.l. (The),
5.500%, 10-1-21 (H)	2,371	2,383

Specialty Stores – 0.9%
Arch Merger Sub, Inc.,
8.500%, 9-15-25 (H)	7,241	6,752
Cumberland Farms, Inc.,
6.750%, 5-1-25 (H)	1,904	1,928

		8,680

Total Consumer Discretionary – 19.6%		179,824

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Staples

Food Distributors – 0.7%
Performance Food Group, Inc.,
5.500%, 6-1-24 (H)	$2,754	$2,719
U.S. Foods, Inc.,
5.875%, 6-15-24 (H)	2,910	2,961

		5,680

Packaged Foods & Meats – 3.6%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10-28-20 (H)	400	407
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24 (H)	5,436	5,191
5.750%, 6-15-25 (H)	4,378	4,072
JBS USA Lux S.A. and JBS USA Finance, Inc.,
6.750%, 2-15-28 (H)	3,115	2,943
Pilgrim’s Pride Corp.:
5.750%, 3-15-25 (H)	881	846
5.875%, 9-30-27 (H)	3,082	2,858
Post Holdings, Inc.:
5.500%, 3-1-25 (H)	781	762
5.000%, 8-15-26 (H)	1,267	1,182
5.750%, 3-1-27 (H)	5,618	5,421
Simmons Foods, Inc.,
5.750%, 11-1-24 (H)	10,900	9,456

		33,138

Total Consumer Staples – 4.3%		38,818
Energy

Oil & Gas Drilling – 1.3%
Ensco plc,
7.750%, 2-1-26	2,484	2,347
KCA Deutag UK Finance plc,
7.250%, 5-15-21 (H)	5,209	5,040
Offshore Drilling Holding S.A.,
8.375%, 9-20-20 (H)(J)	8,682	4,384
Offshore Group Investment Ltd.,
0.000%, 11-1-19 (C)(K)	1,693
Trinidad Drilling Ltd.,
6.625%, 2-15-25 (H)	52	50

		11,821

Oil & Gas Equipment & Services – 0.8%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7-15-25 (H)	3,292	3,333
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc.,
10.625%, 5-1-24 (H)	2,909	3,033
SESI LLC,
7.125%, 12-15-21	1,114	1,134

		7,500

Oil & Gas Exploration & Production – 3.6%
Bellatrix Exploration Ltd.,
8.500%, 5-15-20 (H)	2,965	1,972

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production (Continued)
Chesapeake Energy Corp.,
8.000%, 1-15-25 (D)	$377	$384
Crownrock L.P.,
5.625%, 10-15-25 (H)	7,521	7,258
Endeavor Energy Resources L.P.:
5.500%, 1-30-26 (H)	2,453	2,380
5.750%, 1-30-28 (H)	1,789	1,744
Extraction Oil & Gas, Inc.,
5.625%, 2-1-26 (H)	3,370	3,227
Laredo Petroleum, Inc.,
6.250%, 3-15-23	821	822
Parsley Energy LLC and Parsley Finance Corp.,
5.625%, 10-15-27 (H)	1,752	1,739
PDC Energy, Inc.,
6.125%, 9-15-24	394	402
Sanchez Energy Corp.,
7.250%, 2-15-23 (D)(H)	622	616
Seven Generations Energy Ltd.:
6.750%, 5-1-23 (H)	5,905	6,112
5.375%, 9-30-25 (H)	2,523	2,425
Ultra Resources, Inc.,
6.875%, 4-15-22 (H)	1,396	1,057
Whiting Petroleum Corp.:
5.750%, 3-15-21	1,363	1,393
6.625%, 1-15-26 (H)	1,239	1,278

		32,809

Oil & Gas Refining & Marketing – 0.8%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	1,081	1,094
6.375%, 7-1-26 (H)	386	387
Comstock Resources, Inc. (10.000% Cash or 12.500% PIK),
10.000%, 3-15-20 (L)	2,559	2,674
EP Energy LLC and Everest Acquisition Finance, Inc.,
7.750%, 5-15-26 (H)	1,933	1,977
QEP Resources, Inc.,
5.625%, 3-1-26	1,599	1,527

		7,659

Total Energy – 6.5%		59,789
Financials

Consumer Finance – 1.1%
Creditcorp,
12.000%, 7-15-18 (H)	4,228	4,228
CURO Financial Technologies Corp.,
12.000%, 3-1-22 (H)	952	1,033
Quicken Loans, Inc.,
5.750%, 5-1-25 (H)	5,176	5,066

		10,327

Insurance Brokers – 1.1%
NFP Corp.,
6.875%, 7-15-25 (H)	10,370	10,163

2018	SEMIANNUAL REPORT	59

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage – 0.1%
VHF Parent LLC,
6.750%, 6-15-22 (H)	$824	$854

Other Diversified Financial Services – 4.2%
Balboa Merger Sub, Inc.,
11.375%, 12-1-21 (H)	9,982	10,781
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2-1-22	3,681	3,755
6.375%, 12-15-25	1,227	1,228
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 5-1-19 (H)(L)	23,529	23,176

		38,940

Property & Casualty Insurance – 1.0%
Amwins Group, Inc.,
7.750%, 7-1-26 (H)	3,153	3,201
Hub International Ltd.,
7.000%, 5-1-26 (H)	6,394	6,314

		9,515

Specialized Finance – 1.3%
Compass Group Diversified Holdings LLC,
8.000%, 5-1-26 (H)	2,534	2,471
Hadrian Merger Sub, Inc.,
8.500%, 5-1-26 (H)	4,714	4,584
TMX Finance LLC and TitleMax Finance Corp.,
11.125%, 4-1-23 (H)	3,903	3,962

		11,017

Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6-15-25 (H)	2,943	2,865

Total Financials – 9.1%		83,681
Health Care

Health Care Facilities – 0.9%
DaVita HealthCare Partners, Inc.,
5.125%, 7-15-24	548	532
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6-15-26	386	383
MPH Acquisition Holdings LLC,
7.125%, 6-1-24 (H)	1,906	1,954
Surgery Center Holdings, Inc.,
8.875%, 4-15-21 (H)	4,607	4,739

		7,608

Health Care Supplies – 0.9%
Kinetic Concepts, Inc. and KCI USA, Inc.,
12.500%, 11-1-21 (H)	465	514
Universal Hospital Services, Inc.,
7.625%, 8-15-20	8,232	8,211

		8,725

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Life Sciences Tools & Services – 0.7%
Avantor, Inc.:
6.000%, 10-1-24 (H)	$2,149	$2,126
9.000%, 10-1-25 (H)	4,412	4,446

		6,572

Pharmaceuticals – 1.6%
Concordia Healthcare Corp.:
9.500%, 10-21-22 (H)(M)	10,096	606
7.000%, 4-15-23 (H)(M)	1,144	68
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8-1-23 (H)	2,117	2,107
Valeant Pharmaceuticals International, Inc.:
5.500%, 3-1-23 (H)	117	109
5.500%, 11-1-25 (H)	1,252	1,234
9.000%, 12-15-25 (H)	855	887
9.250%, 4-1-26 (H)	2,515	2,612
8.500%, 1-31-27 (H)	1,934	1,963
VPII Escrow Corp.,
7.500%, 7-15-21 (H)	1,750	1,777
VRX Escrow Corp.:
5.875%, 5-15-23 (H)	1,882	1,768
6.125%, 4-15-25 (H)	1,727	1,591

		14,722

Total Health Care – 4.1%		37,627
Industrials

Aerospace & Defense – 2.7%
KLX, Inc.,
5.875%, 12-1-22 (H)	7,169	7,447
TransDigm UK Holdings plc,
6.875%, 5-15-26 (H)	2,171	2,201
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22	5,075	5,102
6.500%, 7-15-24	6,077	6,183
6.500%, 5-15-25	1,162	1,175
6.375%, 6-15-26	2,490	2,471

		24,579

Building Products – 0.2%
Summit Materials LLC and Summit Materials Finance Corp.,
6.125%, 7-15-23	777	789
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6-15-24	953	936

		1,725

Diversified Support Services – 0.5%
Ahern Rentals, Inc.,
7.375%, 5-15-23 (H)	3,901	3,803
Ritchie Bros. Auctioneers, Inc.,
5.375%, 1-15-25 (H)	690	669
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9-15-26	472	476

		4,948

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Environmental & Facilities Services – 1.1%
GFL Environmental, Inc.:
5.625%, 5-1-22 (H)	$820	$789
5.375%, 3-1-23 (H)	4,399	4,069
7.000%, 6-1-26 (H)	3,835	3,672
Tervita Escrow Corp.,
7.625%, 12-1-21 (H)	1,289	1,315
Waste Pro USA, Inc.,
5.500%, 2-15-26 (H)	482	463

		10,308

Security & Alarm Services – 0.9%
Prime Security Services Borrower LLC,
9.250%, 5-15-23 (H)	7,504	8,011

Total Industrials – 5.4%		49,571
Information Technology

Application Software – 1.4%
Kronos Acquisition Holdings, Inc.,
9.000%, 8-15-23 (H)	13,902	12,512

Data Processing & Outsourced Services – 2.4%
Alliance Data Systems Corp.:
5.875%, 11-1-21 (H)	1,346	1,373
5.375%, 8-1-22 (H)	6,395	6,426
Italics Merger Sub, Inc.,
7.125%, 7-15-23 (H)	12,951	13,083
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7-15-25 (H)	1,192	1,207

		22,089

IT Consulting & Other Services – 1.5%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5-1-25 (H)	687	622
NCR Escrow Corp.:
5.875%, 12-15-21	4,719	4,790
6.375%, 12-15-23	4,266	4,420
Pioneer Holding Corp.,
9.000%, 11-1-22 (H)	3,739	3,861

		13,693

Total Information Technology – 5.3%		48,294
Materials

Aluminum – 1.3%
Constellium N.V.:
5.750%, 5-15-24 (H)	3,551	3,426
6.625%, 3-1-25 (H)	4,140	4,171
5.875%, 2-15-26 (H)	2,322	2,241
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24 (H)	1,471	1,471
5.875%, 9-30-26 (H)	985	943

		12,252

60	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Commodity Chemicals – 0.4%
NOVA Chemicals Corp.:
4.875%, 6-1-24 (H)	$2,943	$2,796
5.250%, 6-1-27 (H)	1,177	1,097

		3,893

Construction Materials – 0.7%
Hillman Group, Inc. (The),
6.375%, 7-15-22 (H)	6,615	6,334

Diversified Chemicals – 0.2%
PSPC Escrow Corp.,
6.500%, 2-1-22 (H)	1,923	1,956

Fertilizers & Agricultural Chemicals – 0.7%
Pinnacle Operating Corp.,
9.000%, 5-15-23 (H)	6,601	6,205

Metal & Glass Containers – 1.7%
ARD Finance S.A. (7.125% Cash or 7.875% PIK),
7.125%, 9-15-23 (L)	548	549
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK),
8.750%, 1-31-23 (H)(L)	1,450	1,476
BakerCorp International, Inc.,
8.250%, 6-1-19	12,540	12,133
HudBay Minerals, Inc.:
7.250%, 1-15-23 (H)	408	420
7.625%, 1-15-25 (H)	611	640

		15,218

Paper Packaging – 0.1%
Flex Acquisition Co., Inc.,
6.875%, 1-15-25 (H)	727	700

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4-15-25 (H)	1,082	1,120

Total Materials – 5.2%		47,678
Real Estate

Health Care REITs – 0.0%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.250%, 8-1-26	486	476

Total Real Estate – 0.0%		476
Telecommunication Services

Alternative Carriers – 1.0%
Consolidated Communications Finance II Co.,
6.500%, 10-1-22	4,720	4,401
Level 3 Communications, Inc.,
5.750%, 12-1-22	1,317	1,317
Level 3 Escrow II, Inc.,
5.375%, 8-15-22	3,015	3,015

		8,733

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services – 5.8%
Frontier Communications Corp.:
6.875%, 1-15-25 (D)	$4,973	$3,201
11.000%, 9-15-25 (D)	8,236	6,586
8.500%, 4-1-26 (H)	3,126	3,017
GCI, Inc.,
6.875%, 4-15-25	4,808	4,978
Olympus Merger Sub, Inc.,
8.500%, 10-15-25 (H)	15,487	14,132
Sprint Corp.:
7.250%, 9-15-21	9,523	9,904
7.875%, 9-15-23	7,201	7,466
7.125%, 6-15-24	2,049	2,069
7.625%, 3-1-26	1,879	1,914

		53,267

Wireless Telecommunication Service – 0.5%
Sable International Finance Ltd.,
6.875%, 8-1-22 (H)	2,985	3,074
Sprint Nextel Corp.:
9.000%, 11-15-18 (H)	211	215
7.000%, 8-15-20	466	482
11.500%, 11-15-21	389	459

		4,230

Total Telecommunication Services – 7.3%		66,230

TOTAL CORPORATE DEBT SECURITIES – 66.8%		$611,988
(Cost: $634,382)

LOANS (N)
Consumer Discretionary

Advertising – 0.5%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps),
5.344%, 7-25-21	802	756
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
8.594%, 7-25-22	3,593	3,253

		4,009

Apparel Retail – 1.6%
J. Crew Group, Inc.,
0.000%, 3-5-21 (O)	2,996	2,493
Talbots, Inc. (The) (ICE LIBOR plus 450 bps),
6.594%, 3-19-20	4,314	4,241
Talbots, Inc. (The) (ICE LIBOR plus 850 bps),
10.594%, 3-19-21	6,503	6,292
TRLG Intermediate Holdings LLC,
10.000%, 10-27-22 (C)	1,544	1,421

		14,447

Cable & Satellite – 0.0%
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps),
5.848%, 1-7-22	96	93

LOANS (N) (Continued)	Principal	Value
Department Stores – 0.3%
Belk, Inc. (ICE LIBOR plus 475 bps),
7.088%, 12-10-22	$3,129	$2,413

Education Services – 0.7%
Laureate Education, Inc. (ICE LIBOR plus 350 bps),
5.594%, 4-26-24	6,451	6,446

General Merchandise Stores – 1.5%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps),
5.530%, 2-3-24	7,743	7,735
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps),
9.530%, 1-27-25	6,154	6,208

		13,943

Housewares & Specialties – 0.3%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps),
6.094%, 5-15-23	2,573	2,553

Restaurants – 0.5%
NPC International, Inc. (ICE LIBOR plus 350 bps),
5.594%, 4-20-24	803	807
NPC International, Inc. (ICE LIBOR plus 750 bps),
9.594%, 4-18-25	3,326	3,359

		4,166

Specialized Consumer Services – 0.5%
Asurion LLC:
0.000%, 11-3-24(O)	2,522	2,509
0.000%, 8-4-25(O)	1,261	1,258
Asurion LLC (ICE LIBOR plus 600 bps),
8.094%, 8-4-25 (C)	600	608

		4,375

Specialty Stores – 1.1%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
7.509%, 10-16-23	3,268	3,241
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps),
11.581%, 5-21-24 (C)	6,386	6,306

		9,547

Textiles – 0.4%
SIWF Holdings, Inc.,
0.000%, 5-25-25 (O)	1,290	1,295
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
6.323%, 5-25-25	2,579	2,589

		3,884

Total Consumer Discretionary – 7.4%		65,876

2018	SEMIANNUAL REPORT	61

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2018 (UNAUDITED)

LOANS (N) (Continued)	Principal	Value
Consumer Staples

Food Distributors – 0.2%
Dairyland USA Corp. (ICE LIBOR plus 400 bps),
6.090%, 6-22-22	$1,920	$1,932

Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps),
10.344%, 10-21-22	1,807	1,812

Total Consumer Staples – 0.4%		3,744
Energy

Coal & Consumable Fuels – 0.9%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
8.109%, 3-28-22	7,134	7,078
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
8.834%, 12-16-20	3,865	901

		7,979

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (9.050% Cash or 9.050% PIK),
11.330%, 8-7-20 (C)(F)(L)	886	872

Oil & Gas Exploration & Production – 0.2%
California Resources Corp. (ICE LIBOR plus 475 bps),
6.838%, 12-31-22	1,928	1,960

Oil & Gas Storage & Transportation – 0.6%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
12.844%, 2-16-21 (C)	1,911	1,720
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
7.844%, 8-12-20	3,616	3,549

		5,269

Total Energy – 1.8%		16,080
Financials

Asset Management & Custody Banks – 0.6%
Edelman Financial Holdings II, Inc.,
0.000%, 6-26-26 (O)	4,048	4,071
Tortoise Borrower LLC (ICE LIBOR plus 400 bps),
6.094%, 1-31-25 (C)	1,669	1,677

		5,748

Financial Exchanges & Data – 0.3%
Hudson River Trading LLC (ICE LIBOR plus 425 bps),
6.344%, 4-3-25 (C)	2,205	2,211

Insurance Brokers – 0.2%
NFP Corp. (ICE LIBOR plus 300 bps),
5.094%, 1-8-24	1,646	1,634

LOANS (N) (Continued)	Principal	Value
Investment Banking & Brokerage – 0.8%
Jane Street Group LLC (ICE LIBOR plus 375 bps),
5.844%, 8-25-22 (C)	$7,497	$7,543

Property & Casualty Insurance – 0.2%
Hub International Ltd. (ICE LIBOR plus 300 bps),
5.360%, 4-25-25	1,603	1,592

Specialized Finance – 1.2%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps),
6.594%, 2-28-25	8,500	8,489
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps),
10.594%, 2-28-26 (C)	2,807	2,765

		11,254

Total Financials – 3.3%		29,982
Health Care

Health Care Equipment – 0.1%
LifeScan Global Corp.,
0.000%, 6-19-25 (C)(H)(O)	632	605

Health Care Facilities – 1.0%
Gentiva Health Services, Inc.:
0.000%, 6-21-25 (C)(O)	7,587	7,530
0.000%, 6-21-26 (C)(O)	1,897	1,916

		9,446

Health Care Services – 0.5%
Heartland Dental LLC,
0.000%, 4-30-25 (C)(O)	625	622
Heartland Dental LLC (ICE LIBOR plus 375 bps),
5.844%, 4-30-25 (C)	4,169	4,143

		4,765

Life Sciences Tools & Services – 0.0%
Avantor, Inc. (ICE LIBOR plus 400 bps),
6.094%, 9-22-24	225	225

Pharmaceuticals – 0.3%
Concordia International Corp. (ICE LIBOR plus 425 bps),
6.344%, 10-21-21	2,538	2,256

Total Health Care – 1.9%		17,297
Industrials

Building Products – 0.2%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
10.094%, 3-27-22	1,785	1,633

Construction & Engineering – 1.0%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps),
7.094%, 5-10-25	7,892	7,922

LOANS (N) (Continued)	Principal	Value
Construction & Engineering (Continued)
Tensar International Corp. (ICE LIBOR plus 850 bps),
10.834%, 7-10-22 (C)	$1,119	$1,030

		8,952

Diversified Support Services – 0.3%
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps),
5.844%, 8-25-24	1,439	1,439
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps),
9.844%, 8-25-25	1,208	1,211

		2,650

Industrial Conglomerates – 0.7%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps),
5.084%, 11-22-20	320	314
PAE Holding Corp. (ICE LIBOR plus 550 bps),
7.594%, 10-20-22	5,328	5,335
PAE Holding Corp. (ICE LIBOR plus 950 bps),
11.594%, 10-20-23	798	798

		6,447

Industrial Machinery – 0.9%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.834%, 1-30-23 (C)	7,863	7,863

Total Industrials – 3.1%		27,545
Information Technology

Application Software – 0.2%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
9.334%, 9-18-25	1,954	2,008

Data Processing & Outsourced Services – 0.6%
Colorado Buyer, Inc.,
0.000%, 5-1-25 (O)	661	659
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps),
9.610%, 5-1-25	1,510	1,504
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps),
5.860%, 5-22-25 (C)	3,193	3,193

		5,356

Internet Software & Services – 0.1%
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 775 bps),
9.844%, 11-12-21	959	957

Total Information Technology – 0.9%		8,321

62	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2018 (UNAUDITED)

LOANS (N) (Continued)	Principal	Value
Materials

Paper Packaging – 0.1%
Ranpak (Rack Merger) (ICE LIBOR plus 725 bps),
9.335%, 10-1-22 (C)	$1,182	$1,185

Total Materials – 0.1%		1,185
Telecommunication Services

Integrated Telecommunication Services – 1.0%
West Corp. (3-Month ICE LIBOR plus 400 bps),
6.094%, 10-10-24	8,338	8,301
Westmoreland Coal Co.,
0.000%, 5-22-19 (O)	144	144
Westmoreland Coal Co. (3-Month U.S. LIBOR plus 825 bps),
10.581%, 5-22-19	650	649

		9,094

Total Telecommunication Services – 1.0%		9,094

TOTAL LOANS – 19.9%		$179,124
(Cost: $182,274)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (P) – 8.7%
Abbott Laboratories,
2.262%, 7-2-18	$2,000	$2,000
AT&T, Inc.:
2.253%, 7-6-18	5,000	4,998
2.440%, 7-24-18	5,000	4,992
Campbell Soup Co.,
2.110%, 7-2-18	3,000	2,999
Hewlett Packard Enterprise Corp.:
2.120%, 7-11-18	2,500	2,498
2.110%, 7-12-18	5,000	4,997
International Paper Co.:
2.201%, 7-3-18	5,000	4,999
2.500%, 7-10-18	5,000	4,996
J.M. Smucker Co. (The),
2.200%, 7-2-18	1,325	1,325
McDonalds Corp.,
2.450%, 7-16-18	4,000	3,996
NBCUniversal Enterprise, Inc.,
2.430%, 7-19-18	3,000	2,996
Virginia Electric and Power Co.:
2.410%, 7-10-18	6,000	5,996
2.390%, 7-11-18	5,000	4,996
2.380%, 7-12-18	5,000	4,996
Walgreens Boots Alliance, Inc.,
2.292%, 7-2-18	13,000	12,998

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (P) (Continued)
Wisconsin Electric Power Co.:
2.140%, 7-11-18	$5,000	$4,996
2.140%, 7-13-18	4,500	4,496

		79,274

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (Q)	3,221	3,221

Money Market Funds – 2.3%
Dreyfus Institutional Preferred Government Money Market Fund –Institutional Shares,
1.850%, (R)(S)	20,699	20,699

TOTAL SHORT-TERM SECURITIES – 11.4%		$103,194
(Cost: $103,202)

TOTAL INVESTMENT SECURITIES – 103.5%		$944,731
(Cost: $969,675)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.5)%		(31,595)

NET ASSETS – 100.0%		$913,136

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	All or a portion of securities with an aggregate value of $21,638 are on loan.

(E)	Restricted securities. At June 30, 2018, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
BIS Industries Ltd.	12-22-17	1,605		$151	$103
J.G. Wentworth Co. (The)	1-25-18	364		3,211	3,371
Larchmont Resources LLC	12-8-16	1		340	277
New Cotai Participation Corp., Class B	4-12-18	—	*	62	52
Sabine Oil & Gas Corp.	12-7-16	—	*	11	13
Pinnacle Agriculture Enterprises LLC	3-10-17	4,583		2,083	3,794
Targa Resources Corp., 9.500%	10-24-17	8		8,416	8,345
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	1		7	6

				$14,281	$15,961

The total value of these securities represented 1.7% of net assets at June 30, 2018.

(F)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities.

(G)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $472,229 or 51.7% of net assets.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2018.

2018	SEMIANNUAL REPORT	63

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2018 (UNAUDITED)

(K)	Zero coupon bond.

(L)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(M)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(N)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(O)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(P)	Rate shown is the yield to maturity at June 30, 2018.

(Q)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(R)	Investment made with cash collateral received from securities on loan.

(S)	Rate shown is the annualized 7-day yield at June 30, 2018.

The following forward foreign currency contracts were outstanding at June 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	849	U.S. Dollar	1,053	7-5-18	Morgan Stanley International	$61	$—

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$7,210	$364	$1,292
Energy	868	290	—
Financials	—	—	3,371
Industrials	—	—	103
Total Common Stocks	$8,078	$654	$4,766
Investment Funds	24,673	—	—
Preferred Stocks	109	8,345	3,794
Warrants	—	6	—
Corporate Debt Securities	—	611,988	—	*
Loans	—	125,914	53,210
Short-Term Securities	20,699	82,495	—
Total	$53,559	$829,402	$61,770
Forward Foreign Currency Contracts	$—	$61	$—

During the period ended June 30, 2018, securities totaling $814 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 1-1-18	$1,041	$3,753	$15,721
Net realized gain (loss)	—	—	18
Net change in unrealized appreciation (depreciation)	363	41	38
Purchases	3,362	—	36,797
Sales	—	—	(2,523)
Amortization/Accretion of premium/discount	—	—	20
Transfers into Level 3 during the period	—	—	4,852
Transfers out of Level 3 during the period	—	—	(1,713)
Ending Balance 6-30-18	$4,766	$3,794	$53,210
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-18	$363	$41	$90

64	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2018 (UNAUDITED)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-18	Valuation Technique(s)	Unobservable Input(s)	Input value(s)
Assets

Common Stocks	$1,240	Market comparable approach	Adjusted EBITDA multiple	9.99x
	52	Market comparable approach	Adjusted Revenue multiple	8.4x
			Illquidity discount	10%
	—	Market comparable approach	No market	N/A
	3,371	Market comparable approach	Broker quotes	N/A
	103	Market comparable approach	Adjusted EBITDA multiple	5.1x

Preferred Stocks	3,794	Market comparable approach	Adjusted EBITDA multiple	10.7x
			Illquidity discount	10%

Loans	53,210	Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted revenue multiple and adjusted EBITDA multiple inputs could result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input could result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

PIK = Payment In Kind

LIBOR = London Interbank Offered Rate

REITS = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	65

PORTFOLIO HIGHLIGHTS	INTERNATIONAL CORE EQUITY

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	96.6%
Financials	16.4%
Industrials	14.7%
Consumer Staples	14.2%
Energy	13.0%
Information Technology	9.4%
Telecommunication Services	7.9%
Consumer Discretionary	7.1%
Materials	7.0%
Health Care	6.5%
Real Estate	0.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.4%

Country Weightings

Europe	58.8%
France	14.7%
United Kingdom	14.3%
Germany	8.4%
Switzerland	7.5%
Netherlands	4.3%
Other Europe	9.6%
Pacific Basin	30.2%
Japan	13.9%
China	8.9%
Australia	3.5%
Other Pacific Basin	3.9%
North America	5.6%
Canada	5.6%
South America	2.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.4%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Total S.A.	France	Energy	Integrated Oil & Gas
Koninklijke Ahold Delhaize N.V.	Netherlands	Consumer Staples	Food Retail
Orange S.A.	France	Telecommunication Services	Integrated Telecommunication Services
SAP AG	Germany	Information Technology	Application Software
Bayer AG	Germany	Health Care	Pharmaceuticals
Danone S.A.	France	Consumer Staples	Packaged Foods & Meats
Isuzu Motors Ltd.	Japan	Consumer Discretionary	Automobile Manufacturers
Roche Holdings AG, Genusscheine	Switzerland	Health Care	Pharmaceuticals
Airbus SE	France	Industrials	Aerospace & Defense
Ferguson plc	Switzerland	Industrials	Trading Companies & Distributors

See your advisor for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

66	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	INTERNATIONAL CORE EQUITY (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 1.1%
Oil Search Ltd.	1,343	$8,843

Materials – 2.4%
BHP Billiton plc	239	5,390
BHP Billiton plc ADR	89	3,982
Newcrest Mining Ltd.	575	9,268

		18,640

Total Australia – 3.5%		$27,483
Brazil

Information Technology – 1.1%
MercadoLibre, Inc.	30	9,028

Telecommunication Services – 0.9%
Telefonica Brasil S.A.	298	3,528
Vivo Participacoes S.A. ADR	325	3,863

		7,391

Total Brazil – 2.0%		$16,419
Canada

Consumer Discretionary – 1.5%
Magna International, Inc.	201	11,670

Energy – 4.1%
Canadian Natural Resources Ltd.	327	11,791
Seven Generations Energy Ltd., Class A (A)	687	7,572
Suncor Energy, Inc.	317	12,890

		32,253

Total Canada – 5.6%		$43,923
China

Consumer Discretionary – 1.0%
Huayu Automotive Systems Co. Ltd., A Shares	2,363	8,448

Consumer Staples – 1.5%
Wuliangye Yibin Co. Ltd., A Shares	1,027	11,765

Financials – 1.3%
China Construction Bank Corp. (A)	11,133	10,288

Industrials – 1.1%
Han’s Laser Technology Industry Group Co. Ltd., A Shares	1,102	8,832

Information Technology – 2.8%
Alibaba Group Holding Ltd. ADR (A)	68	12,579
Baidu.com, Inc. ADR (A)	38	9,161

		21,740

Telecommunication Services – 1.2%
China Unicom Ltd.	7,418	9,266

Total China – 8.9%		$70,339

COMMON STOCKS (Continued)	Shares	Value
Denmark

Industrials – 0.9%
A.P. Moller – Maersk A/S	6	$6,976

Total Denmark – 0.9%		$6,976
France

Consumer Staples – 1.9%
Danone S.A.	204	14,966

Energy – 3.6%
Total S.A.	465	28,357

Financials – 2.5%
Axa S.A.	407	9,986
Societe Generale S.A.	217	9,135

		19,121

Industrials – 4.4%
Airbus SE	120	14,027
Schneider Electric S.A.	128	10,684
Vinci	97	9,320

		34,031

Telecommunication Services – 2.3%
Orange S.A.	1,078	18,065

Total France – 14.7%		$114,540
Germany

Financials – 1.3%
Deutsche Boerse AG	76	10,154

Health Care – 4.7%
Bayer AG	138	15,218
Fresenius Medical Care AG & Co. KGaA	118	11,853
Fresenius SE & Co. KGaA	118	9,448

		36,519

Information Technology – 2.0%
SAP AG	138	15,957

Real Estate – 0.4%
Deutsche Wohnen AG	60	2,886

Total Germany – 8.4%		$65,516
Hong Kong

Financials – 1.5%
AIA Group Ltd.	1,356	11,855

Total Hong Kong – 1.5%		$11,855
Ireland

Materials – 1.6%
CRH plc	364	12,863

Total Ireland – 1.6%		$12,863

COMMON STOCKS (Continued)	Shares	Value
Italy

Financials – 1.0%
UniCredit S.p.A.	486	$8,114

Total Italy – 1.0%		$8,114
Japan

Consumer Discretionary – 3.5%
Isuzu Motors Ltd.	1,079	14,346
Subaru Corp.	451	13,137

		27,483

Consumer Staples – 1.3%
Calbee, Inc. (B)	264	9,924

Energy – 1.1%
Inpex Corp.	807	8,382

Financials – 2.3%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	1,325	7,553
Tokio Marine Holdings, Inc.	221	10,357

		17,910

Industrials – 2.2%
Komatsu Ltd.	288	8,226
SMC Corp.	24	8,918

		17,144

Information Technology – 1.1%
Tokyo Electron Ltd.	51	8,710

Telecommunication Services – 2.4%
Nippon Telegraph and Telephone Corp.	224	10,166
SoftBank Group Corp.	121	8,706

		18,872

Total Japan – 13.9%		$108,425
Luxembourg

Energy – 1.3%
Tenaris S.A.	314	5,759
Tenaris S.A. ADR	128	4,662

		10,421

Materials – 1.0%
ArcelorMittal	282	8,278

Total Luxembourg – 2.3%		$18,699
Netherlands

Consumer Staples – 2.5%
Koninklijke Ahold Delhaize N.V.	830	19,885

Energy – 1.8%
Royal Dutch Petroleum Co., New York Shares	58	4,029

2018	SEMIANNUAL REPORT	67

SCHEDULE OF INVESTMENTS	INTERNATIONAL CORE EQUITY (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Energy (Continued)
Royal Dutch Shell plc, Class A	291	$10,102

		14,131

Total Netherlands – 4.3%		$34,016
Norway

Financials – 1.3%
DNB ASA	520	10,171

Total Norway – 1.3%		$10,171
South Korea

Information Technology – 1.2%
Samsung Electronics Co. Ltd.	226	9,472

Total South Korea – 1.2%		$9,472
Spain

Industrials – 1.1%
ACS Actividades de Construccion y Servicios S.A.	208	8,437

Total Spain – 1.1%		$8,437
Sweden

Financials – 1.4%
Swedbank AB	525	11,236

Total Sweden – 1.4%		$11,236
Switzerland

Consumer Staples – 1.6%
Nestle S.A., Registered Shares	167	12,945

Financials – 1.3%
UBS Group AG	634	9,808

Health Care – 1.8%
Roche Holdings AG, Genusscheine	64	14,320

Industrials – 2.8%
Adecco S.A.	143	8,485
Ferguson plc	166	13,445

		21,930

Total Switzerland – 7.5%		$59,003
Taiwan

Information Technology – 1.2%
MediaTek, Inc.	916	9,013

Total Taiwan – 1.2%		$9,013
United Kingdom

Consumer Discretionary – 1.1%
Whitbread plc	160	8,381

COMMON STOCKS (Continued)	Shares	Value
Consumer Staples – 5.4%
British American Tobacco plc	216	$10,900
Imperial Tobacco Group plc	266	9,900
Reckitt Benckiser Group plc	114	9,370
Unilever plc	208	11,527

		41,697

Financials – 2.5%
Prudential plc	354	8,112
Standard Chartered plc	1,261	11,575

		19,687

Industrials – 2.2%
Babcock International Group plc	826	8,917
BAE Systems plc	1,034	8,823

		17,740

Materials – 2.0%
Rio Tinto plc	214	11,881
Rio Tinto plc ADR	65	3,612

		15,493

Telecommunication Services – 1.1%
BT Group plc	2,933	8,432

Total United Kingdom – 14.3%		$111,430

TOTAL COMMON STOCKS – 96.6%		$757,930
(Cost: $721,270)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.8%
J.M. Smucker Co. (The)
2.200%, 7-2-18	$3,623	3,623
Wisconsin Gas LLC
2.273%, 7-9-18	3,000	2,998

		6,621

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.240%, 7-6-18(D)	4,792	4,792

TOTAL SHORT-TERM SECURITIES – 1.4%		$11,413
(Cost: $11,413)

TOTAL INVESTMENT SECURITIES – 98.0%		$769,343
(Cost: $732,683)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.0%		15,445

NET ASSETS – 100.0%		$784,788

68	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	INTERNATIONAL CORE EQUITY (in thousands)

JUNE 30, 2018 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $3,819 are on loan.

(C)	Rate shown is the yield to maturity at June 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$757,930	$—	$—
Short-Term Securities	—	11,413	—
Total	$757,930	$11,413	$—

During the period ended June 30, 2018, securities totaling $591,684 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

Market Sector Diversification

(as a % of net assets)
Financials	16.4%
Industrials	14.7%
Consumer Staples	14.2%
Energy	13.0%
Information Technology	9.4%
Telecommunication Services	7.9%
Consumer Discretionary	7.1%
Materials	7.0%
Health Care	6.5%
Real Estate	0.4%
Other+	3.4%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	69

PORTFOLIO HIGHLIGHTS	LIMITED-TERM BOND

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	0.1%
Bonds	90.3%
United States Government and Government Agency Obligations	47.7%
Corporate Debt Securities	38.7%
Municipal Bonds – Taxable	2.9%
Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	9.6%

Quality Weightings

Investment Grade	87.9%
AAA	12.5%
AA	38.2%
A	13.2%
BBB	24.0%
Non-Investment Grade	2.5%
BB	1.5%
B	0.2%
Non-rated	0.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+ and Equities	9.6%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

70	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2018 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Telecommunication Services

Integrated Telecommunication Services – 0.1%
Frontier Communications Corp., Convertible Series A, 11.125%	50	$492

Total Telecommunication Services – 0.1%		492

TOTAL PREFERRED STOCKS – 0.1%		$492
(Cost: $859)

ASSET-BACKED SECURITIES	Principal
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6-15-28	$922	874
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7-9-21 (A)	1,000	971

TOTAL ASSET-BACKED SECURITIES – 0.3%		$1,845
(Cost: $1,928)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.6%
BorgWarner Automotive, Inc.,
8.000%, 10-1-19	2,000	2,114
Lear Corp.,
5.375%, 3-15-24	1,257	1,304

		3,418

Automobile Manufacturers – 0.3%
BMW U.S. Capital LLC,
2.150%, 4-6-20 (A)	2,000	1,968

Broadcasting – 0.2%
Discovery Communications LLC,
2.200%, 9-20-19	1,000	989

Cable & Satellite – 0.2%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
4.450%, 4-1-24	1,190	1,201

General Merchandise Stores – 0.8%
Dollar General Corp.,
3.250%, 4-15-23	1,000	982
Family Dollar Stores, Inc.,
5.000%, 2-1-21	3,500	3,620

		4,602

Total Consumer Discretionary – 2.1%		12,178
Consumer Staples

Brewers – 0.6%
Molson Coors Brewing Co.:
1.900%, 3-15-19 (B)	3,000	2,979

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Brewers (Continued)
2.250%, 3-15-20	$750	$738

		3,717

Distillers & Vintners – 1.2%
Constellation Brands, Inc.:
3.875%, 11-15-19	3,950	3,991
2.250%, 11-6-20	3,000	2,929

		6,920

Food Retail – 0.2%
Kroger Co. (The),
6.800%, 12-15-18 (B)	1,245	1,267

Packaged Foods & Meats – 0.5%
Smithfield Foods, Inc.,
2.700%, 1-31-20 (A)	2,800	2,760

Total Consumer Staples – 2.5%		14,664
Energy

Oil & Gas Equipment & Services – 0.6%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
6.500%, 1-31-19	1,850	1,888
2.800%, 2-15-21	1,800	1,777

		3,665

Oil & Gas Exploration & Production – 0.8%
Aker BP ASA,
6.000%, 7-1-22 (A)	1,000	1,023
EQT Corp.,
8.125%, 6-1-19	2,650	2,770
Exxon Mobil Corp.,
2.397%, 3-6-22	1,000	977

		4,770

Oil & Gas Refining & Marketing – 0.4%
Shell International Finance B.V. (GTD by Royal Dutch Shell plc),
2.000%, 11-15-18	2,625	2,620

Oil & Gas Storage & Transportation – 3.0%
Enbridge, Inc.,
2.900%, 7-15-22	2,470	2,398
Energy Transfer Partners L.P.:
6.700%, 7-1-18	2,393	2,393
4.150%, 10-1-20	3,860	3,907
EQT Midstream Partners L.P.,
4.750%, 7-15-23	1,500	1,497
Kinder Morgan Energy Partners L.P.:
3.500%, 3-1-21	1,000	998
3.450%, 2-15-23	1,646	1,589
MPLX L.P.,
3.375%, 3-15-23	740	723
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.850%, 10-15-23	1,800	1,754
Spectra Energy Partners L.P.,
2.950%, 9-25-18	1,475	1,475

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4-1-21	$800	$813

		17,547

Total Energy – 4.8%		28,602
Financials

Asset Management & Custody Banks – 0.4%
Ares Capital Corp.,
3.875%, 1-15-20	2,055	2,062

Consumer Finance – 5.2%
Ally Financial, Inc.:
3.250%, 11-5-18	2,208	2,208
4.125%, 3-30-20	3,685	3,690
American Honda Finance Corp.:
7.625%, 10-1-18 (A)	1,000	1,012
2.125%, 10-10-18	3,000	2,998
Capital One Bank USA N.A.,
2.300%, 6-5-19	2,950	2,933
Capital One N.A.,
2.400%, 9-5-19	2,125	2,106
Discover Bank,
3.100%, 6-4-20	2,500	2,487
Discover Financial Services,
3.950%, 11-6-24	1,000	975
Ford Motor Credit Co. LLC,
2.681%, 1-9-20	1,000	991
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5-9-19	3,000	2,986
3.200%, 7-6-21	1,000	987
3.700%, 5-9-23	2,450	2,406
Hyundai Capital America:
2.875%, 8-9-18 (A)	1,000	1,000
2.550%, 4-3-20 (A)	2,400	2,358
Synchrony Financial,
2.600%, 1-15-19	1,995	1,991

		31,128

Diversified Banks – 4.1%
ABN AMRO Bank N.V.,
2.100%, 1-18-19 (A)	2,000	1,993
Bank of America Corp.:
2.625%, 4-19-21	1,000	982
4.100%, 7-24-23	1,666	1,694
Bank of New York Mellon Corp. (The),
2.300%, 9-11-19	2,550	2,536
BB&T Corp.,
2.050%, 5-10-21	1,150	1,111
Branch Banking and Trust Co.,
1.450%, 5-10-19	2,000	1,978
KeyBank N.A.,
2.300%, 9-14-22	2,000	1,908
Mitsubishi UFJ Financial Group, Inc.,
2.998%, 2-22-22	500	491
Mizuho Financial Group, Inc.,
2.273%, 9-13-21	2,100	2,015

2018	SEMIANNUAL REPORT	71

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
Northern Trust Corp.,
2.375%, 8-2-22	$2,269	$2,198
Royal Bank of Canada,
2.350%, 10-30-20	5,000	4,905
U.S. Bancorp,
5.125%, 1-15-67	2,500	2,566

		24,377

Investment Banking & Brokerage – 1.7%
Daiwa Securities Group, Inc.,
3.129%, 4-19-22 (A)	2,000	1,959
Goldman Sachs Group, Inc. (The):
2.600%, 12-27-20	2,500	2,456
2.350%, 11-15-21	1,000	962
3.000%, 4-26-22	1,000	977
Morgan Stanley:
5.750%, 1-25-21	1,000	1,057
4.875%, 11-1-22	2,250	2,333
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps),
3.407%, 5-31-23 (C)	300	300

		10,044

Life & Health Insurance – 1.2%
Athene Global Funding:
2.875%, 10-23-18 (A)	2,550	2,549
2.750%, 4-20-20 (A)	1,000	988
New York Life Global Funding,
1.550%, 11-2-18 (A)	1,500	1,495
Principal Life Global Funding II,
2.625%, 11-19-20 (A)	2,000	1,968

		7,000

Other Diversified Financial Services – 1.7%
Citigroup, Inc.:
2.650%, 10-26-20	1,000	985
2.700%, 3-30-21	1,000	981
2.750%, 4-25-22	2,000	1,935
JPMorgan Chase & Co.:
4.250%, 10-15-20	1,000	1,021
2.972%, 1-15-23	1,500	1,461
3.000%, 2-27-30 (D)	850	781
USAA Capital Corp.,
2.450%, 8-1-20 (A)	3,245	3,202

		10,366

Property & Casualty Insurance – 0.9%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11-3-20	2,543	2,486
Berkshire Hathaway, Inc.,
2.100%, 8-14-19	3,000	2,983

		5,469

Regional Banks – 0.8%
PNC Bank N.A.:
2.400%, 10-18-19	870	864
2.550%, 12-9-21	1,000	975
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6-10-19	1,447	1,498

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Regional Banks (Continued)
Sumitomo Mitsui Banking Corp. (3-Month U.S. LIBOR plus 35 bps),
2.703%, 1-17-20 (C)	$1,000	$1,000
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 3-6-19 (A)	500	497

		4,834

Specialized Finance – 1.1%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
3.480%, 6-1-19 (A)	1,875	1,880
International Lease Finance Corp.,
6.250%, 5-15-19	3,500	3,588
Syngenta Finance N.V.,
3.698%, 4-24-20 (A)	750	747

		6,215

Total Financials – 17.1%		101,495
Health Care

Biotechnology – 0.8%
Amgen, Inc.,
2.200%, 5-11-20	4,940	4,862

Health Care Supplies – 0.8%
Abbott Laboratories,
2.350%, 11-22-19	481	478
Catholic Health Initiatives,
2.600%, 8-1-18	3,575	3,575
Stryker Corp.,
2.625%, 3-15-21	1,000	983

		5,036

Pharmaceuticals – 0.3%
Bayer U.S. Finance II LLC,
3.875%, 12-15-23 (A)	1,500	1,499

Total Health Care – 1.9%		11,397
Industrials

Aerospace & Defense – 0.7%
BAE Systems Holdings, Inc.,
6.375%, 6-1-19 (A)	2,470	2,544
KLX, Inc.,
5.875%, 12-1-22 (A)	1,200	1,247
Northrop Grumman Corp.,
3.250%, 8-1-23	680	672

		4,463

Air Freight & Logistics – 0.4%
FedEx Corp.,
8.000%, 1-15-19	2,252	2,314

Airlines – 0.8%
Aviation Capital Group Corp.:
2.875%, 9-17-18 (A)	3,000	3,001
2.875%, 1-20-22 (A)	1,000	967
Delta Air Lines, Inc.,
3.400%, 4-19-21 (B)	625	622

		4,590

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrial Conglomerates – 0.2%
General Electric Capital Corp.,
5.012%, 1-1-24	$995	$1,029

Total Industrials – 2.1%		12,396
Information Technology

Application Software – 0.2%
salesforce.com, Inc.,
3.250%, 4-11-23	1,475	1,467

Communications Equipment – 0.3%
L-3 Communications Corp.,
3.950%, 5-28-24	2,000	1,975

Data Processing & Outsourced Services – 0.6%
Visa, Inc.,
2.800%, 12-14-22	3,750	3,678

Internet Software & Services – 0.4%
Alibaba Group Holding Ltd.,
2.800%, 6-6-23	2,500	2,406

Semiconductors – 1.1%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
2.375%, 1-15-20	4,500	4,441
3.125%, 1-15-25	1,050	974
Intel Corp.,
2.450%, 7-29-20	1,000	994

		6,409

Systems Software – 0.6%
CA, Inc.,
5.375%, 12-1-19	1,500	1,540
Microsoft Corp.,
2.875%, 2-6-24	1,750	1,712

		3,252

Total Information Technology – 3.2%		19,187
Materials

Paper Packaging – 0.2%
Packaging Corp. of America,
2.450%, 12-15-20	1,175	1,149

Specialty Chemicals – 0.2%
Methanex Corp.,
3.250%, 12-15-19	1,500	1,495

Total Materials – 0.4%		2,644
Real Estate

Industrial REITs – 0.2%
Air Lease Corp.,
2.500%, 3-1-21	1,300	1,265

Specialized REITs – 1.2%
American Tower Corp.:
3.300%, 2-15-21	2,500	2,497

72	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized REITs (Continued)
5.900%, 11-1-21	$800	$856
2.250%, 1-15-22	2,165	2,069
Crown Castle International Corp.:
2.250%, 9-1-21	500	479
4.875%, 4-15-22	1,000	1,031

		6,932

Total Real Estate – 1.4%		8,197
Telecommunication Services

Integrated Telecommunication Services – 0.4%
AT&T, Inc.,
5.875%, 10-1-19	2,592	2,681

Wireless Telecommunication Service – 0.2%
Crown Castle Towers LLC,
3.222%, 5-15-22 (A)	1,000	981

Total Telecommunication Services – 0.6%		3,662
Utilities

Electric Utilities – 2.6%
CenterPoint Energy, Inc.,
2.500%, 9-1-22	3,000	2,878
Duke Energy Carolinas LLC,
2.500%, 3-15-23	2,500	2,411
Emera U.S. Finance L.P. (GTD by Emera U.S. Holdings, Inc.),
2.150%, 6-15-19	1,000	990
Entergy Texas, Inc.,
2.550%, 6-1-21	1,275	1,246
MidAmerican Energy Co.:
2.400%, 3-15-19	3,000	2,993
3.700%, 9-15-23	1,045	1,057
National Rural Utilities Cooperative Finance Corp.:
1.650%, 2-8-19	1,000	994
2.400%, 4-25-22	2,000	1,931
Virginia Electric and Power Co., Series C,
2.750%, 3-15-23	1,000	969

		15,469

Total Utilities – 2.6%		15,469

TOTAL CORPORATE DEBT SECURITIES – 38.7%		$229,891
(Cost: $233,349)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.1%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C,
5.097%, 9-15-27 (A)	640	657

MORTGAGE-BACKED SECURITIES (Continued)	Principal	Value
Non-Agency REMIC/CMO – 0.6%
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2004-C2 (Mortgage spread to 2-year U.S. Treasury index),
6.520%, 10-15-41 (A)(C)	$3,500	$3,585

TOTAL MORTGAGE-BACKED SECURITIES – 0.7%		$4,242
(Cost: $4,459)

MUNICIPAL BONDS – TAXABLE
Alabama – 0.3%
Board of Trustees of the Univ of AL, Univ of AL Gen Rev Bonds (Taxable Build America Bonds), Ser 2010-C,
6.100%, 7-1-38	1,840	1,937

California – 1.4%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C,
6.500%, 10-1-19	750	770
CA Various Purp GO Bonds,
7.700%, 11-1-30	3,355	3,709
CA Various Purp GO Rfdg Bonds,
7.950%, 3-1-36	2,380	2,568
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AH,
1.796%, 7-1-19	1,500	1,489

		8,536

Florida – 0.3%
FL Dept of Mgmt Svc, Cert of Part, Ser 2009C,
5.586%, 8-1-20	1,440	1,480

New York – 0.3%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8-1-26	1,750	1,624

Texas – 0.6%
Dallas Independent Sch Dist, Unlimited Tax Sch Bldg Bonds, Ser 2010C,
6.450%, 2-15-35	1,900	2,058
Katy Independent Sch Dist (Fort Bend, Harris and Waller Cntys, TX), Unlimited Tax Sch Bldg Bonds, Ser 2010D,
6.349%, 2-15-41	1,150	1,212

		3,270

TOTAL MUNICIPAL BONDS – TAXABLE – 2.9%		$16,847
(Cost: $17,151)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Agency Obligations – 1.0%
Federal Home Loan Bank:
1.750%, 7-21-31	$1,640	$1,595
1.700%, 7-25-31	1,500	1,440
2.000%, 11-25-31	200	192
U.S. Department of Transportation,
6.001%, 12-7-21 (A)	2,500	2,747

		5,974

Mortgage-Backed Obligations – 7.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 315 bps),
4.781%, 11-25-49 (A)(C)	2,120	2,177
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (5-Year U.S. Treasury index plus 300 bps),
5.358%, 2-25-47 (A)(C)	170	178
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
5.251%, 6-25-21 (A)(C)	593	598
6.001%, 9-25-22 (A)(C)	401	407
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-year U.S. Treasury index),
4.289%, 9-25-44 (A)(C)	2,000	2,001
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index),
3.882%, 2-25-45 (A)(C)	1,906	1,912
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.686%, 4-25-20 (A)(C)	880	912
4.493%, 1-25-46 (A)(C)	1,000	1,023
4.119%, 2-25-46 (A)(C)	70	71
4.573%, 12-25-48 (A)(C)	2,875	2,947
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.668%, 2-25-22 (A)(C)	1,000	991
4.489%, 12-25-44 (A)(C)	3,047	3,134
4.005%, 5-25-45 (A)(C)	600	608
3.616%, 8-25-46 (A)(C)	2,370	2,345
4.753%, 11-25-46 (A)(C)	1,557	1,617
3.681%, 11-25-47 (A)(C)	2,724	2,701
4.012%, 2-25-50 (A)(C)	2,014	1,973
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps),
4.501%, 11-25-24 (A)(C)	900	917
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps),
4.551%, 6-25-27 (A)(C)	1,646	1,685

2018	SEMIANNUAL REPORT	73

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2018 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
3.801%, 11-25-49 (A)(C)	$1,350	$1,318
3.764%, 11-25-50 (A)(C)	800	781
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 9-1-28	2,497	2,489
4.500%, 8-1-30	698	727
2.500%, 5-15-44	690	669
Federal National Mortgage Association Agency REMIC/CMO,
2.000%, 6-25-39	2,186	2,116
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.210%, 10-1-19	2,228	2,227
4.646%, 7-1-20	1,524	1,553
3.680%, 2-1-21	763	764
4.381%, 6-1-21	1,243	1,285
2.000%, 10-25-41	1,738	1,650
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3-16-42	993	954

		44,730

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 8.5%		$50,704
(Cost: $51,898)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 39.2%
U.S. Treasury Notes:
1.250%, 12-31-18	10,000	9,954
1.625%, 4-30-19	1,500	1,492
1.250%, 5-31-19	10,000	9,903
1.500%, 5-31-19	2,500	2,481
1.625%, 7-31-19	12,500	12,397

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
1.750%, 11-30-19	$15,000	$14,849
2.375%, 4-30-20	15,500	15,459
2.500%, 5-31-20	10,000	9,995
1.750%, 10-31-20	25,000	24,531
2.625%, 11-15-20	10,000	10,009
2.625%, 5-15-21	21,500	21,499
2.000%, 12-31-21	8,000	7,821
2.125%, 12-31-21	16,000	15,708
1.875%, 2-28-22	15,000	14,580
2.000%, 7-31-22	24,000	23,345
2.125%, 12-31-22	11,000	10,721
2.375%, 1-31-23	10,000	9,848
2.750%, 4-30-23 (B)	8,000	8,005
2.750%, 5-31-23	10,000	10,009

		232,606

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 39.2%		$232,606
(Cost: $232,975)

SHORT-TERM SECURITIES
Commercial Paper (E) – 8.7%
AT&T, Inc.,
3.130%, 5-30-19	6,000	5,831
Energy Transfer L.P.:
2.803%, 7-2-18	5,000	4,999
2.603%, 7-3-18	7,000	6,998
2.585%, 7-9-18	4,000	3,997
2.710%, 7-12-18	4,000	3,996
General Motors Financial Co., Inc.:
2.405%, 7-9-18	2,500	2,498
2.740%, 7-10-18	1,500	1,499
Hewlett Packard Enterprise Corp.,
2.120%, 7-11-18	5,000	4,997
Kansas City Power & Light Co.:
2.222%, 7-3-18	2,000	2,000
2.252%, 7-6-18	1,500	1,499
Sherwin-Williams Co. (The):
2.520%, 7-2-18	1,000	1,000
2.100%, 7-13-18	1,600	1,598

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (E) (Continued)
Virginia Electric and Power Co.:
2.410%, 7-10-18	$1,000	$999
2.340%, 7-25-18	2,000	1,997
Walgreens Boots Alliance, Inc.,
2.470%, 7-12-18	4,000	3,997
Wisconsin Electric Power Co.:
2.380%, 7-12-18	2,000	1,999
2.140%, 7-13-18	2,000	1,998

		51,902

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (F)	1,852	1,852

Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
1.850%, (G)(H)	141	141

Notes – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
2.000%, 7-7-18 (F)	425	425

TOTAL SHORT-TERM SECURITIES – 9.1%		$54,320
(Cost: $54,327)

TOTAL INVESTMENT SECURITIES – 99.5%		$590,947
(Cost: $596,946)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		3,044

NET ASSETS – 100.0%		$593,991

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $75,894 or 12.8% of net assets.

(B)	All or a portion of securities with an aggregate value of $500 are on loan.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2018.

(E)	Rate shown is the yield to maturity at June 30, 2018.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

74	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2018 (UNAUDITED)

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at June 30, 2018.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$492	$—	$—
Asset-Backed Securities	—	1,845	—
Corporate Debt Securities	—	229,891	—
Mortgage-Backed Securities	—	4,242	—
Municipal Bonds	—	16,847	—
United States Government Agency Obligations	—	50,704	—
United States Government Obligations	—	232,606	—
Short-Term Securities	141	54,179	—
Total	$633	$590,314	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	75

PORTFOLIO HIGHLIGHTS	MICRO CAP GROWTH

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	94.1%
Health Care	33.3%
Information Technology	31.8%
Industrials	14.4%
Consumer Discretionary	5.4%
Energy	3.3%
Consumer Staples	3.2%
Real Estate	2.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.9%

Top 10 Equity Holdings

Company	Sector	Industry
8x8, Inc.	Information Technology	Application Software
Aerie Pharmaceuticals, Inc.	Health Care	Pharmaceuticals
Tabula Rasa HealthCare, Inc.	Health Care	Health Care Technology
Mimecast Ltd.	Information Technology	Internet Software & Services
Tactile Systems Technology, Inc.	Health Care	Health Care Equipment
AxoGen, Inc.	Health Care	Health Care Equipment
MYR Group, Inc.	Industrials	Construction & Engineering
EVO Payments, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Kornit Digital Ltd.	Industrials	Industrial Machinery
Cornerstone OnDemand, Inc.	Information Technology	Internet Software & Services

See your advisor or www.waddell.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

76	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	MICRO CAP GROWTH (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 0.4%
Boot Barn Holdings, Inc. (A)	18	$378

Auto Parts & Equipment – 1.9%
Motorcar Parts of America, Inc. (A)(B)	86	1,605

Home Improvement Retail – 0.4%
Lumber Liquidators Holdings, Inc. (A)(B)	14	344

Homebuilding – 0.7%
Installed Building Products, Inc. (A)	10	588

Specialty Stores – 2.0%
Hibbett Sports, Inc. (A)	21	469
Sportsman’s Warehouse Holdings, Inc. (A)(B)	243	1,243

		1,712

Total Consumer Discretionary – 5.4%		4,627
Consumer Staples

Distillers & Vintners – 2.3%
MGP Ingredients, Inc.	23	2,004

Packaged Foods & Meats – 0.9%
Calavo Growers, Inc.	8	731

Total Consumer Staples – 3.2%		2,735
Energy

Oil & Gas Equipment & Services – 1.3%
NCS Multistage Holdings, Inc. (A)(B)	32	459
Ranger Energy Services, Inc. (A)	67	618

		1,077

Oil & Gas Exploration & Production – 2.0%
Earthstone Energy, Inc. (A)(B)	41	362
Ring Energy, Inc. (A)	108	1,364

		1,726

Total Energy – 3.3%		2,803
Health Care

Biotechnology – 2.2%
Acceleron Pharma, Inc. (A)	9	427
Adamas Pharmaceuticals, Inc. (A)(B)	16	421
Natera, Inc. (A)	54	1,018

		1,866

Health Care Distributors – 2.1%
PetIQ, Inc. (A)(B)	68	1,837

Health Care Equipment – 11.0%
AxoGen, Inc. (A)	67	3,360
K2M Group Holdings, Inc. (A)	96	2,149

COMMON STOCKS (Continued)	Shares	Value
Health Care Equipment (Continued)
Tactile Systems Technology, Inc. (A)	75	$3,915

		9,424

Health Care Supplies – 1.5%
OrthoPediatrics Corp. (A)	31	813
Sientra, Inc. (A)	24	464

		1,277

Health Care Technology – 8.3%
Evolent Health, Inc., Class A (A)	77	1,617
Neuronetics, Inc. (A)	48	1,269
Tabula Rasa HealthCare, Inc. (A)	66	4,226

		7,112

Pharmaceuticals – 8.2%
Aerie Pharmaceuticals, Inc. (A)	66	4,445
Intersect ENT, Inc. (A)	55	2,045
Revance Therapeutics, Inc. (A)	20	540

		7,030

Total Health Care – 33.3%		28,546
Industrials

Aerospace & Defense – 2.2%
AAR Corp.	9	420
Kratos Defense & Security Solutions, Inc. (A)(B)	46	528
Mercury Computer Systems, Inc. (A)	24	917

		1,865

Air Freight & Logistics – 1.3%
Air Transport Services Group, Inc. (A)	49	1,102

Building Products – 3.8%
American Woodmark Corp. (A)	15	1,337
PGT Innovations, Inc. (A)	91	1,895

		3,232

Construction & Engineering – 3.6%
MYR Group, Inc. (A)	76	2,702
Sterling Construction Co., Inc. (A)	28	369

		3,071

Industrial Machinery – 3.0%
Kornit Digital Ltd. (A)(B)	147	2,617

Research & Consulting Services – 0.5%
Willdan Group, Inc. (A)	15	464

Total Industrials – 14.4%		12,351
Information Technology

Application Software – 5.4%
8x8, Inc. (A)	230	4,603

Data Processing & Outsourced Services – 3.1%
EVO Payments, Inc., Class A (A)	128	2,624

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services – 17.7%
Bandwidth, Inc., Class A (A)	37	$1,405
Chegg, Inc. (A)	30	823
Cornerstone OnDemand, Inc. (A)	52	2,481
Five9, Inc. (A)	67	2,309
GTT Communications, Inc. (A)(B)	28	1,269
Hortonworks, Inc. (A)	36	661
Mimecast Ltd. (A)	102	4,211
Q2 Holdings, Inc. (A)	35	1,985

		15,144

IT Consulting & Other Services – 1.4%
ForeScout Technologies, Inc. (A)	36	1,249

Semiconductor Equipment – 1.0%
Ichor Holdings Ltd. (A)(B)	42	900

Semiconductors – 1.4%
nLight, Inc. (A)	32	1,048
NVE Corp.	2	183

		1,231

Systems Software – 1.8%
SailPoint Technologies Holdings, Inc. (A)	63	1,547

Total Information Technology – 31.8%		27,298
Real Estate

Health Care REITs – 2.7%
Community Healthcare Trust, Inc.	77	2,293

Total Real Estate – 2.7%		2,293

TOTAL COMMON STOCKS – 94.1%		$80,653
(Cost: $51,490)

SHORT-TERM SECURITIES	Principal
Master Note – 6.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (C)	$5,872	5,872

Money Market Funds – 6.8%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
1.850%, (D)(E)	5,817	5,817

TOTAL SHORT-TERM SECURITIES – 13.6%		$11,689
(Cost: $11,689)

TOTAL INVESTMENT SECURITIES – 107.7%		$92,342
(Cost: $63,179)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (7.7)%		(6,610)

NET ASSETS – 100.0%		$85,732

2018	SEMIANNUAL REPORT	77

SCHEDULE OF INVESTMENTS	MICRO CAP GROWTH (in thousands)

JUNE 30, 2018 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $5,652 are on loan.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at June 30, 2018.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$80,653	$—	$—
Short-Term Securities	5,817	5,872	—
Total	$86,470	$5,872	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

78	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	MID CAP GROWTH

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	95.4%
Consumer Discretionary	23.8%
Information Technology	21.8%
Industrials	19.7%
Health Care	17.0%
Financials	8.0%
Materials	2.6%
Consumer Staples	2.5%
Purchased Options	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.6%

Top 10 Equity Holdings

Company	Sector	Industry
Zoetis, Inc.	Health Care	Pharmaceuticals
Tractor Supply Co.	Consumer Discretionary	Specialty Stores
Electronic Arts, Inc.	Information Technology	Home Entertainment Software
Chipotle Mexican Grill, Inc., Class A	Consumer Discretionary	Restaurants
CoStar Group, Inc.	Industrials	Research & Consulting Services
Intuitive Surgical, Inc.	Health Care	Health Care Equipment
GrubHub, Inc.	Information Technology	Internet Software & Services
Fastenal Co.	Industrials	Trading Companies & Distributors
Tiffany & Co.	Consumer Discretionary	Specialty Stores
Polaris Industries, Inc.	Consumer Discretionary	Leisure Products

See your advisor or www.waddell.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	79

SCHEDULE OF INVESTMENTS	MID CAP GROWTH (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 3.7%
Burberry Group plc (A)	410	$11,681
lululemon athletica, Inc. (B)	126	15,707

		27,388

Auto Parts & Equipment – 1.4%
BorgWarner, Inc.	239	10,298

Automotive Retail – 1.8%
O’Reilly Automotive, Inc. (B)	49	13,540

Home Furnishings – 1.3%
Mohawk Industries, Inc. (B)	45	9,730

Hotels, Resorts & Cruise Lines – 1.2%
Norwegian Cruise Line Holdings Ltd. (B)	187	8,856

Internet & Direct Marketing Retail – 0.4%
Duluth Holdings, Inc., Class B (B)(C)	121	2,875

Leisure Products – 2.1%
Polaris Industries, Inc.	132	16,132

Restaurants – 4.9%
Chipotle Mexican Grill, Inc., Class A (B)	48	20,750
Dunkin Brands Group, Inc. (C)	224	15,497

		36,247

Specialty Stores – 7.0%
Tiffany & Co.	125	16,460
Tractor Supply Co.	277	21,220
Ulta Beauty, Inc. (B)	61	14,289

		51,969

Total Consumer Discretionary – 23.8%		177,035
Consumer Staples

Food Retail – 1.5%
Sprouts Farmers Market, Inc. (B)	514	11,353

Packaged Foods & Meats – 1.0%
Hershey Foods Corp.	75	6,987

Total Consumer Staples – 2.5%		18,340
Financials

Asset Management & Custody Banks – 0.7%
Oaktree Capital Group LLC	131	5,341

Financial Exchanges & Data – 2.9%
CME Group, Inc.	79	13,011
MarketAxess Holdings, Inc.	41	8,178

		21,189

Regional Banks – 4.4%
First Republic Bank	139	13,480
Signature Bank (B)	60	7,678

COMMON STOCKS (Continued)	Shares	Value
Regional Banks (Continued)
SVB Financial Group (B)	13	$3,837
Western Alliance Bancorp. (B)	141	8,010

		33,005

Total Financials – 8.0%		59,535
Health Care

Biotechnology – 1.5%
BioMarin Pharmaceutical, Inc. (B)	121	11,397

Health Care Equipment – 7.9%
Abiomed, Inc. (B)	35	14,442
DexCom, Inc. (B)	53	5,012
Edwards Lifesciences Corp. (B)	105	15,321
Glaukos Corp. (B)(C)	112	4,555
Intuitive Surgical, Inc. (B)	41	19,388

		58,718

Health Care Services – 1.5%
Laboratory Corp. of America Holdings (B)	61	10,980

Health Care Supplies – 2.1%
Cooper Cos., Inc. (The)	33	7,802
Dentsply Sirona, Inc.	180	7,897

		15,699

Pharmaceuticals – 4.0%
Jazz Pharmaceuticals plc (B)	48	8,198
Zoetis, Inc.	250	21,298

		29,496

Total Health Care – 17.0%		126,290
Industrials

Aerospace & Defense – 1.5%
Harris Corp.	74	10,744

Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	203	14,839

Building Products – 3.2%
A. O. Smith Corp.	189	11,156
Allegion plc	75	5,840
Trex Co., Inc. (B)(C)	107	6,710

		23,706

Construction Machinery & Heavy Trucks – 1.5%
Westinghouse Air Brake Technologies Corp.	112	11,045

Industrial Conglomerates – 0.5%
Fortive Corp.	49	3,782

Industrial Machinery – 2.8%
IDEX Corp.	84	11,479
Middleby Corp. (B)(C)	91	9,454

		20,933

COMMON STOCKS (Continued)	Shares	Value
Railroads – 1.0%
Kansas City Southern	72	$7,598

Research & Consulting Services – 4.7%
CoStar Group, Inc. (B)	49	20,340
TransUnion	200	14,311

		34,651

Trading Companies & Distributors – 2.5%
Fastenal Co.	393	18,901

Total Industrials – 19.7%		146,199
Information Technology

Application Software – 3.9%
Autodesk, Inc. (B)	56	7,320
Guidewire Software, Inc. (B)	162	14,386
Tyler Technologies, Inc. (B)	33	7,307

		29,013

Communications Equipment – 1.5%
Arista Networks, Inc. (B)	43	10,953

Data Processing & Outsourced Services – 1.7%
Square, Inc., Class A (B)	206	12,719

Electronic Components – 1.5%
Maxim Integrated Products, Inc.	192	11,277

Electronic Manufacturing Services – 0.9%
IPG Photonics Corp. (B)	29	6,485

Home Entertainment Software – 2.8%
Electronic Arts, Inc. (B)	149	21,032

Internet Software & Services – 6.1%
GrubHub, Inc. (B)	183	19,169
MercadoLibre, Inc.	47	14,148
Pandora Media, Inc. (B)(C)	1,504	11,848

		45,165

Semiconductors – 1.6%
Microchip Technology, Inc.	131	11,878

Systems Software – 1.8%
ServiceNow, Inc. (B)	81	13,907

Total Information Technology – 21.8%		162,429
Materials

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	88	7,286

Specialty Chemicals – 1.6%
Axalta Coating Systems Ltd. (B)	389	11,787

Total Materials – 2.6%		19,073

TOTAL COMMON STOCKS – 95.4%		$708,901
(Cost: $550,123)

80	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	MID CAP GROWTH (in thousands)

JUNE 30, 2018 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
Nektar Therapeutics,
Call $85.00, Expires 8-17-18, OTC (Ctrpty: Barclays Bank plc)	615	62	$8

TOTAL PURCHASED OPTIONS – 0.0%			$8
(Cost: $654)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 2.9%
Brown-Forman Corp.,
2.010%, 7-16-18	$5,000	4,995
McDonalds Corp.,
2.450%, 7-16-18	3,000	2,997
Walgreens Boots Alliance, Inc.,
2.292%, 7-2-18	4,000	3,999
Wisconsin Gas LLC,
2.000%, 7-10-18	10,000	9,993

		21,984

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (E)	$1,316	$1,316

Money Market Funds – 1.9%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
1.850%, (F)(G)	13,843	13,843

TOTAL SHORT-TERM SECURITIES – 5.0%		$37,143
(Cost: $37,146)

TOTAL INVESTMENT SECURITIES – 100.4%		$746,052
(Cost: $587,923)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(3,196)

NET ASSETS – 100.0%		$742,856

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $13,396 are on loan.

(D)	Rate shown is the yield to maturity at June 30, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at June 30, 2018.

The following written options were outstanding at June 30, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Chipotle Mexican Grill, Inc., Class A	N/A	Call	102	10	July 2018	$500.00	$58	$(3)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$708,901	$—	$—
Purchased Options	—	8	—
Short-Term Securities	13,843	23,300	—
Total	$722,744	$23,308	$—
Liabilities
Written Options	$3	$—	$—

During the period ended June 30, 2018, securities totaling $24,640 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	81

PORTFOLIO HIGHLIGHTS	NATURAL RESOURCES

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	94.7%
Energy	59.2%
Materials	28.7%
Industrials	5.5%
Consumer Staples	1.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.3%

Country Weightings

North America	78.8%
United States	71.6%
Canada	7.2%
Europe	10.4%
United Kingdom	6.4%
Other Europe	4.0%
Pacific Basin	3.0%
Other	2.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.3%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Phillips 66	United States	Energy	Oil & Gas Refining & Marketing
Chevron Corp.	United States	Energy	Integrated Oil & Gas
Schlumberger Ltd.	United States	Energy	Oil & Gas Equipment & Services
Parsley Energy, Inc., Class A	United States	Energy	Oil & Gas Exploration & Production
BHP Billiton plc	Australia	Materials	Diversified Metals & Mining
Core Laboratories N.V.	Netherlands	Energy	Oil & Gas Equipment & Services
Rio Tinto plc	United Kingdom	Materials	Diversified Metals & Mining
Union Pacific Corp.	United States	Industrials	Railroads

See your advisor for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

82	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	NATURAL RESOURCES (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Materials – 3.0%
BHP Billiton plc	159	$3,588

Total Australia – 3.0%		$3,588
Canada

Industrials – 2.6%
Canadian Pacific Railway Ltd.	17	3,102

Materials – 4.6%
Nutrien Ltd.	59	3,222
West Fraser Timber Co. Ltd.	33	2,285

		5,507

Total Canada – 7.2%		$8,609
Hong Kong

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)(B)	1,900	—	*

Total Hong Kong – 0.0%		$—	*
Netherlands

Energy – 3.0%
Core Laboratories N.V. (C)	28	3,578

Total Netherlands – 3.0%		$3,578
Portugal

Energy – 1.0%
Galp Energia SGPS S.A., Class B	64	1,212

Total Portugal – 1.0%		$1,212
South Africa

Materials – 2.5%
Mondi plc	108	2,927

Total South Africa – 2.5%		$2,927
United Kingdom

Materials – 6.4%
Croda International plc	23	1,464
Randgold Resources Ltd. ADR	33	2,510
Rio Tinto plc	64	3,543

		7,517

Total United Kingdom – 6.4%		$7,517

COMMON STOCKS (Continued)	Shares	Value
United States

Consumer Staples – 1.3%
Ingredion, Inc.	14	$1,494

Energy – 55.2%
Cabot Oil & Gas Corp.	114	2,701
Centennial Resource Development, Inc., Class A (A)	97	1,758
Chevron Corp.	34	4,311
Cimarex Energy Co.	28	2,833
Concho Resources, Inc. (A)	19	2,573
Diamondback Energy, Inc.	22	2,908
Enterprise Products Partners L.P.	74	2,047
EOG Resources, Inc.	40	4,952
EQT Midstream Partners L.P.	22	1,112
Halliburton Co.	159	7,160
Kosmos Energy Ltd. (A)	77	641
Magellan Midstream Partners L.P.	39	2,708
Marathon Petroleum Corp.	43	3,034
MPLX L.P.	46	1,558
Noble Energy, Inc.	79	2,784
Parsley Energy, Inc., Class A (A)	125	3,797
Phillips 66	40	4,515
RPC, Inc. (C)	183	2,660
RSP Permian, Inc. (A)	62	2,745
Schlumberger Ltd.	57	3,824
Valero Energy Corp.	11	1,186
WPX Energy, Inc. (A)	179	3,236

		65,043

Industrials – 2.9%
Union Pacific Corp.	24	3,429

Materials – 12.2%
Air Products and Chemicals, Inc.	15	2,313
Crown Holdings, Inc. (A)	33	1,497
Dow Chemical Co. (The)	18	1,216
Ecolab, Inc.	16	2,287
International Flavors & Fragrances, Inc.	12	1,461
Packaging Corp. of America	10	1,112
PPG Industries, Inc.	15	1,525
Scotts Miracle-Gro Co. (The)	11	887
Sealed Air Corp.	20	839
WestRock Co. (A)	15	1,222

		14,359

Total United States – 71.6%		$84,325

TOTAL COMMON STOCKS – 94.7%		$111,756
(Cost: $112,839)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 4.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.240%, 7-6-18 (D)	$5,764	$5,764

Money Market Funds – 3.0%
Dreyfus Institutional Preferred Government Money Market Fund –Institutional Shares
1.850%, (E)(F)	3,552	3,552

TOTAL SHORT-TERM SECURITIES – 7.9%		$9,316
(Cost: $9,316)

TOTAL INVESTMENT SECURITIES – 102.6%		$121,072
(Cost: $122,155)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.6)%		(3,064)

NET ASSETS – 100.0%		$118,008

2018	SEMIANNUAL REPORT	83

SCHEDULE OF INVESTMENTS	NATURAL RESOURCES (in thousands)

JUNE 30, 2018 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	All or a portion of securities with an aggregate value of $3,478 are on loan.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the annualized 7-day yield at June 30, 2018.

(F)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at June 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	8,717	U.S. Dollar	12,268	7-5-18	UBS AG	$762	$—
Canadian Dollar	3,075	U.S. Dollar	2,388	7-5-18	UBS AG	49	—

						$811	$—

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$111,756	$—	$—	*
Short-Term Securities	3,552	5,764	—
Total	$115,308	$5,764	$—	*
Forward Foreign Currency Contracts	$—	$811	$—

During the period ended June 30, 2018, securities totaling $13,782 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

Market Sector Diversification

(as a % of net assets)
Energy	59.2%
Materials	28.7%
Industrials	5.5%
Consumer Staples	1.3%
Other+	5.3%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

84	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	SCIENCE AND TECHNOLOGY

ALL DATA AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	97.8%
Information Technology	75.2%
Health Care	14.4%
Consumer Discretionary	4.1%
Telecommunication Services	2.0%
Real Estate	1.1%
Materials	0.4%
Industrials	0.3%
Utilities	0.3%
Warrants	0.0%
Purchased Options	0.0%
Bonds	0.0%
Corporate Debt Securities	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.2%

Country Weightings

North America	84.8%
United States	84.8%
Pacific Basin	9.5%
China	4.8%
India	4.7%
Europe	3.4%
Other	0.1%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	2.2%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
Micron Technology, Inc.	United States	Information Technology	Semiconductors
Apple, Inc.	United States	Information Technology	Technology Hardware, Storage & Peripherals
WNS (Holdings) Ltd. ADR	India	Information Technology	Data Processing & Outsourced Services
Facebook, Inc., Class A	United States	Information Technology	Internet Software & Services
Aspen Technology, Inc.	United States	Information Technology	Application Software
Vertex Pharmaceuticals, Inc.	United States	Health Care	Biotechnology
Alibaba Group Holding Ltd. ADR	China	Information Technology	Internet Software & Services
Euronet Worldwide, Inc.	United States	Information Technology	Data Processing & Outsourced Services
Cypress Semiconductor Corp.	United States	Information Technology	Semiconductors

See your advisor or www.waddell.com for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	85

SCHEDULE OF INVESTMENTS	SCIENCE AND TECHNOLOGY (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Broadcasting – 0.3%
HUYA, Inc. ADR (A)(B)	54	$1,776

Internet & Direct Marketing Retail – 3.8%
Amazon.com, Inc. (A)	3	5,439
Netflix, Inc. (A)	52	20,276

		25,715

Total Consumer Discretionary – 4.1%		27,491
Health Care

Biotechnology – 10.4%
BioMarin Pharmaceutical, Inc. (A)	90	8,468
Evogene Ltd. (A)	175	502
Gilead Sciences, Inc.	91	6,461
Ionis Pharmaceuticals, Inc. (A)	350	14,589
Sage Therapeutics, Inc. (A)	17	2,661
Sarepta Therapeutics, Inc. (A)	58	7,706
Vertex Pharmaceuticals, Inc. (A)	171	29,114

		69,501

Health Care Equipment – 0.9%
Medtronic plc	68	5,821

Health Care Technology – 3.1%
Cerner Corp. (A)	341	20,359

Total Health Care – 14.4%		95,681
Industrials

Air Freight & Logistics – 0.3%
Best, Inc. ADR (A)	155	1,898

Total Industrials – 0.3%		1,898
Information Technology

Application Software – 8.1%
ACI Worldwide, Inc. (A)	918	22,645
Aspen Technology, Inc. (A)	335	31,086

		53,731

Data Processing & Outsourced Services – 10.9%
Alliance Data Systems Corp.	56	13,153
Euronet Worldwide, Inc. (A)	299	25,066
GreenSky, Inc., Class A (A)	135	2,864
WNS (Holdings) Ltd. ADR (A)	605	31,553

		72,636

Electronic Components – 2.4%
Universal Display Corp. (B)	186	15,988

Internet Software & Services – 14.5%
Alibaba Group Holding Ltd. ADR (A)	150	27,885
Alphabet, Inc., Class A (A)	14	16,260
Alphabet, Inc., Class C (A)	19	21,012
Facebook, Inc., Class A (A)	162	31,519

		96,676

COMMON STOCKS (Continued)	Shares	Value
Semiconductor Equipment – 2.2%
ASML Holding N.V., NY Registry Shares	76	$14,947

Semiconductors – 21.5%
Broadcom Corp., Class A	34	8,177
Cypress Semiconductor Corp.	1,582	24,646
Intel Corp.	237	11,771
Marvell Technology Group Ltd.	591	12,678
Microchip Technology, Inc.	77	7,030
Micron Technology, Inc. (A)	849	44,536
QUALCOMM, Inc.	233	13,065
Rambus, Inc. (A)	765	9,587
Semtech Corp. (A)	253	11,908

		143,398

Systems Software – 7.7%
Ceridian HCM Holding, Inc. (A)(B)	48	1,606
Microsoft Corp.	506	49,847

		51,453

Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	173	31,950
Hewlett-Packard Co.	897	20,355

		52,305

Total Information Technology – 75.2%		501,134
Materials

Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc. (A)(C)	1,150	2,091
Marrone Bio Innovations, Inc. (A)(B)	280	509

		2,600

Total Materials – 0.4%		2,600
Real Estate

Specialized REITs – 1.1%
QTS Realty Trust, Inc., Class A	188	7,422

Total Real Estate – 1.1%		7,422
Telecommunication Services

Alternative Carriers – 2.0%
Zayo Group Holdings, Inc. (A)	359	13,078

Total Telecommunication Services – 2.0%		13,078
Utilities

Renewable Electricity – 0.3%
Atlantica Yield plc	86	1,731

Total Utilities – 0.3%		1,731

TOTAL COMMON STOCKS – 97.8%		$651,035
(Cost: $357,344)

WARRANTS	Shares	Value
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12-31-20 (C)(D)	230	$131
Marrone Bio Innovations, Inc., expires 8-20-23 (C)(D)	230	—	*

		131

TOTAL WARRANTS – 0.0%		$131
(Cost: $—)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Cypress Semiconductor Corp.,
Call $18.00, Expires 9-21-18, OTC (Ctrpty: Citibank N.A.)	3,089	309	100
QUALCOMM, Inc.,
Call $60.00, Expires 7-20-18, OTC (Ctrpty: Goldman Sachs International)	2,325	233	109

TOTAL PURCHASED OPTIONS – 0.0%			$209
(Cost: $576)

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc.,
8.000%, 12-31-22 (C)	$288	280

Total Materials – 0.0%		280

TOTAL CORPORATE DEBT SECURITIES – 0.0%		$280
(Cost: $287)

SHORT-TERM SECURITIES
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (E)	2,577	2,577

Money Market Funds – 1.8%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
1.850%, (F)(G)	12,121	12,121

Municipal Obligations – 1.8%
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps),
1.970%, 7-7-18 (E)	8,400	8,400

86	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	SCIENCE AND TECHNOLOGY (in thousands)

JUNE 30, 2018 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
1.540%, 7-1-18 (E)	$1,500	$1,500
University of California (1-Month U.S. LIBOR plus 8 bps),
1.930%, 7-7-18 (E)	2,000	2,000

		11,900

TOTAL SHORT-TERM SECURITIES – 4.0%		$26,598
(Cost: $26,598)

TOTAL INVESTMENT SECURITIES – 101.8%		$678,253
(Cost: $384,805)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.8)%		(11,731)

NET ASSETS – 100.0%		$666,522

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $12,080 are on loan.

(C)	Restricted securities. At June 30, 2018, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Marrone Bio Innovations, Inc.	2-6-18	1,150	$1,231	$2,091
Marrone Bio Innovations, Inc., expires 12-31-20	2-6-18	230	—	131
Marrone Bio Innovations, Inc., expires 8-20-23	2-6-18	230	—	—	*

		Principal	288	280

Marrone Bio Innovations, Inc., 8.000%, 12-31-22	8-20-15	$288	$1,519	$2,502

The total value of these securities represented 0.4% of net assets at June 30, 2018.

(D)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at June 30, 2018.

The following written options were outstanding at June 30, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
QUALCOMM, Inc.	Goldman Sachs International	Put	2,093	209	July 2018	$52.50	$323	$(110)

2018	SEMIANNUAL REPORT	87

SCHEDULE OF INVESTMENTS	SCIENCE AND TECHNOLOGY (in thousands)

JUNE 30, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$27,491	$—	$—
Health Care	95,681	—	—
Industrials	1,898	—	—
Information Technology	501,134	—	—
Materials	—	2,600	—
Real Estate	7,422	—	—
Telecommunication Services	13,078	—	—
Utilities	1,731	—	—
Total Common Stocks	$648,435	$2,600	$—
Warrants	—	131	—
Purchased Options	—	209	—
Corporate Debt Securities	—	280	—
Short-Term Securities	12,121	14,477	—
Total	$660,556	$17,697	$—
Liabilities
Written Options	$—	$110	$—

During the period ended June 30, 2018, securities totaling $1,593 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Securities totaling $308 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers between levels represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

Country Diversification

(as a % of net assets)
United States	84.8%
China	4.8%
India	4.7%
Netherlands	2.2%
Other Countries	1.3%
Other+	2.2%

+Includes options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

88	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	SECURIAN REAL ESTATE SECURITIES(a)

ALL DATA IS AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	98.2%
Real Estate	97.0%
Telecommunication Services	1.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.8%

Top 10 Equity Holdings

Company	Sector	Industry
Simon Property Group, Inc.	Real Estate	Retail REITs
Equinix, Inc.	Real Estate	Specialized REITs
AvalonBay Communities, Inc.	Real Estate	Residential REITs
Public Storage, Inc.	Real Estate	Specialized REITs
ProLogis, Inc.	Real Estate	Industrial REITs
Digital Realty Trust, Inc.	Real Estate	Specialized REITs
Host Hotels & Resorts, Inc.	Real Estate	Hotel & Resort REITs
Alexandria Real Estate Equities, Inc.	Real Estate	Office REITs
SL Green Realty Corp.	Real Estate	Office REITs
Sun Communities, Inc.	Real Estate	Residential REITs

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective April 30, 2018, the name of Advantus Real Estate Securities changed to Securian Real Estate Securities.

2018	SEMIANNUAL REPORT	89

SCHEDULE OF INVESTMENTS	SECURIAN REAL ESTATE SECURITIES (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate

Diversified REITs – 4.0%
Liberty Property Trust	22	$993
STORE Capital Corp.	24	652

		1,645

Health Care REITs – 7.8%
HCP, Inc.	42	1,090
Healthcare Realty Trust, Inc.	5	143
Healthcare Trust of America, Inc., Class A	23	625
Physicians Realty Trust	13	210
Ventas, Inc.	2	136
Welltower, Inc.	16	1,016

		3,220

Hotel & Resort REITs – 7.5%
Hilton Worldwide Holdings, Inc.	11	839
Host Hotels & Resorts, Inc.	67	1,418
RLJ Lodging Trust	10	221
Summit Hotel Properties, Inc.	16	232
Sunstone Hotel Investors, Inc.	24	394

		3,104

Industrial REITs – 7.2%
Duke Realty Corp.	40	1,147
First Industrial Realty Trust, Inc.	7	243
ProLogis, Inc.	24	1,591

		2,981

Office REITs – 12.9%
Alexandria Real Estate Equities, Inc.	11	1,388
Boston Properties, Inc.	5	577
Cousins Properties, Inc.	40	389
Highwoods Properties, Inc.	12	588
Kilroy Realty Corp.	14	1,089

COMMON STOCKS (Continued)	Shares	Value
Office REITs (Continued)
SL Green Realty Corp.	13	$1,297

		5,328

Residential REITs – 24.0%
American Campus Communities, Inc.	18	763
American Homes 4 Rent	20	446
AvalonBay Communities, Inc.	11	1,833
Camden Property Trust	12	1,085
Equity Lifestyle Properties, Inc.	4	331
Equity Residential	14	912
Essex Property Trust, Inc.	4	1,017
Invitation Homes, Inc.	50	1,162
Mid-America Apartment Communities, Inc.	2	181
Sun Communities, Inc.	12	1,184
UDR, Inc.	27	1,021

		9,935

Retail REITs – 16.6%
Agree Realty Corp.	12	607
Federal Realty Investment Trust	5	633
GGP, Inc.	13	256
National Retail Properties, Inc.	9	413
Realty Income Corp.	9	473
Regency Centers Corp.	18	1,097
Retail Opportunity Investments Corp.	13	257
Simon Property Group, Inc.	15	2,525
Weingarten Realty Investors	20	601

		6,862

Specialized REITs – 17.0%
CyrusOne, Inc.	17	998
Digital Realty Trust, Inc.	14	1,518
Equinix, Inc.	4	1,846

COMMON STOCKS (Continued)	Shares	Value
Specialized REITs (Continued)
Extra Space Storage, Inc.	9	$898
Public Storage, Inc.	8	1,747

		7,007

Total Real Estate – 97.0%		40,082
Telecommunication Services

Wireless Telecommunication Service – 1.2%
SBA Communications Corp. (A)	3	512

Total Telecommunication Services – 1.2%		512

TOTAL COMMON STOCKS – 98.2%		$40,594
(Cost: $40,411)

SHORT-TERM SECURITIES	Principal
Master Note – 1.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (B)	$651	651

TOTAL SHORT-TERM SECURITIES – 1.6%		$651
(Cost: $651)

TOTAL INVESTMENT SECURITIES – 99.8%		$41,245
(Cost: $41,062)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		74

NET ASSETS – 100.0%		$41,319

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$40,594	$—	$—
Short-Term Securities	—	651	—
Total	$40,594	$651	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

90	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	SMALL CAP CORE

ALL DATA AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	98.3%
Information Technology	21.3%
Consumer Discretionary	16.5%
Health Care	13.5%
Financials	13.3%
Industrials	11.8%
Materials	5.8%
Consumer Staples	4.5%
Telecommunication Services	3.8%
Energy	3.2%
Real Estate	2.7%
Utilities	1.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.7%

Top 10 Equity Holdings

Company	Sector	Industry
Visteon Corp.	Consumer Discretionary	Auto Parts & Equipment
Webster Financial Corp.	Financials	Regional Banks
Invacare Corp.	Health Care	Health Care Equipment
Cabot Corp.	Materials	Commodity Chemicals
Vonage Holdings Corp.	Telecommunication Services	Alternative Carriers
Laredo Petroleum Holdings, Inc.	Energy	Oil & Gas Exploration & Production
Post Holdings, Inc.	Consumer Staples	Packaged Foods & Meats
Novanta, Inc.	Information Technology	Electronic Equipment & Instruments
Red Rock Resorts, Inc., Class A	Consumer Discretionary	Casinos & Gaming
Teradyne, Inc.	Information Technology	Semiconductor Equipment

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	91

SCHEDULE OF INVESTMENTS	SMALL CAP CORE (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.6%
Boot Barn Holdings, Inc. (A)	173	$3,592

Apparel, Accessories & Luxury Goods – 1.5%
Carter’s, Inc.	15	1,593
G-III Apparel Group Ltd. (A)	40	1,794

		3,387

Auto Parts & Equipment – 4.9%
Visteon Corp. (A)	83	10,779

Casinos & Gaming – 4.0%
Boyd Gaming Corp.	92	3,196
Red Rock Resorts, Inc., Class A	167	5,608

		8,804

Education Services – 1.8%
Grand Canyon Education, Inc. (A)	36	3,984

Movies & Entertainment – 2.0%
World Wrestling Entertainment, Inc., Class A	62	4,544

Restaurants – 0.7%
Papa John’s International, Inc.	30	1,501

Total Consumer Discretionary – 16.5%		36,591
Consumer Staples

Packaged Foods & Meats – 4.5%
Nomad Foods Ltd. (A)	186	3,573
Post Holdings, Inc. (A)	75	6,452

		10,025

Total Consumer Staples – 4.5%		10,025
Energy

Oil & Gas Exploration & Production – 3.2%
Laredo Petroleum Holdings, Inc. (A)	735	7,071

Total Energy – 3.2%		7,071
Financials

Consumer Finance – 0.6%
Green Dot Corp., Class A (A)	18	1,284

Multi-Line Insurance – 1.8%
Kemper Corp.	52	3,926

Property & Casualty Insurance – 1.2%
Old Republic International Corp.	139	2,758

Regional Banks – 9.7%
Chemical Financial Corp.	72	4,019
Pinnacle Financial Partners, Inc.	62	3,824
Webster Financial Corp.	146	9,294
Western Alliance Bancorp. (A)	80	4,510

		21,647

Total Financials – 13.3%		29,615

COMMON STOCKS (Continued)	Shares	Value
Health Care

Health Care Equipment – 5.2%
Insulet Corp. (A)	35	$2,991
Invacare Corp.	457	8,491

		11,482

Health Care Facilities – 1.8%
HealthSouth Corp.	57	3,860

Health Care Services – 1.3%
Tivity Health, Inc. (A)	84	2,957

Health Care Supplies – 3.1%
ICU Medical, Inc. (A)	16	4,757
Sientra, Inc. (A)	110	2,152

		6,909

Health Care Technology – 2.1%
Evolent Health, Inc., Class A (A)	222	4,677

Total Health Care – 13.5%		29,885
Industrials

Aerospace & Defense – 3.1%
Aerojet Rocketdyne Holdings, Inc. (A)	58	1,710
Cubic Corp.	36	2,311
Curtiss-Wright Corp.	23	2,726

		6,747

Diversified Support Services – 1.7%
Healthcare Services Group, Inc.	86	3,701

Industrial Machinery – 4.8%
ITT, Inc.	63	3,293
RBC Bearings, Inc. (A)	23	2,937
Rexnord Corp. (A)	153	4,449

		10,679

Office Services & Supplies – 1.5%
MSA Safety, Inc.	35	3,382

Trucking – 0.7%
Saia, Inc. (A)	20	1,619

Total Industrials – 11.8%		26,128
Information Technology

Application Software – 4.9%
Bottomline Technologies (de), Inc. (A)	55	2,726
Everbridge, Inc. (A)	85	4,049
Pluralsight, Inc., Class A (A)(B)	166	4,068

		10,843

Data Processing & Outsourced Services – 1.6%
EVERTEC, Inc.	163	3,566

Electronic Equipment & Instruments – 4.8%
FLIR Systems, Inc.	95	4,932

COMMON STOCKS (Continued)	Shares	Value
Electronic Equipment & Instruments (Continued)
Novanta, Inc. (A)	91	$5,657

		10,589

Internet Software & Services – 2.1%
Q2 Holdings, Inc. (A)	83	4,729

IT Consulting & Other Services – 2.3%
Booz Allen Hamilton Holding Corp.	74	3,214
Teradata Corp. (A)	45	1,795

		5,009

Semiconductor Equipment – 2.4%
Teradyne, Inc.	140	5,311

Semiconductors – 0.6%
Integrated Device Technology, Inc. (A)	44	1,412

Systems Software – 1.8%
PROS Holdings, Inc. (A)	109	3,985

Technology Distributors – 0.8%
Avnet, Inc.	41	1,750

Total Information Technology – 21.3%		47,194
Materials

Aluminum – 0.7%
Constellium N.V., Class A (A)	144	1,487

Commodity Chemicals – 5.1%
Cabot Corp.	137	8,438
Orion Engineered Carbons S.A.	94	2,900

		11,338

Total Materials – 5.8%		12,825
Real Estate

Hotel & Resort REITs – 0.9%
RLJ Lodging Trust	95	2,104

Industrial REITs – 0.8%
STAG Industrial, Inc.	63	1,710

Retail REITs – 1.0%
Agree Realty Corp.	42	2,232

Total Real Estate – 2.7%		6,046
Telecommunication Services

Alternative Carriers – 3.8%
Vonage Holdings Corp. (A)	652	8,406

Total Telecommunication Services – 3.8%		8,406
Utilities

Electric Utilities – 0.9%
ALLETE, Inc.	26	2,013

92	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	SMALL CAP CORE (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Water Utilities – 1.0%
Aqua America, Inc.	66	$2,332

Total Utilities – 1.9%		4,345

TOTAL COMMON STOCKS – 98.3%		$218,131
(Cost: $193,771)

SHORT-TERM SECURITIES	Principal
Master Note – 1.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (C)	$3,837	3,837

SHORT-TERM SECURITIES (Continued)	Principal	Value
Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
1.850%, (D)(E)	$64	$64

TOTAL SHORT-TERM SECURITIES – 1.7%		$3,901
(Cost: $3,901)

TOTAL INVESTMENT SECURITIES – 100.0%		$222,032
(Cost: $197,672)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(83)

NET ASSETS – 100.0%		$221,949

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $63 are on loan.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at June 30, 2018.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$218,131	$—	$—
Short-Term Securities	64	3,837	—
Total	$218,195	$3,837	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	93

PORTFOLIO HIGHLIGHTS	SMALL CAP GROWTH

ALL DATA AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	94.5%
Information Technology	26.0%
Health Care	20.5%
Consumer Discretionary	19.3%
Industrials	14.7%
Financials	7.2%
Energy	4.1%
Materials	1.4%
Consumer Staples	0.9%
Real Estate	0.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.5%

Top 10 Equity Holdings

Company	Sector	Industry
AMN Healthcare Services, Inc.	Health Care	Health Care Services
Teladoc, Inc.	Health Care	Health Care Services
Visteon Corp.	Consumer Discretionary	Auto Parts & Equipment
Booz Allen Hamilton Holding Corp.	Information Technology	IT Consulting & Other Services
HealthEquity, Inc.	Health Care	Managed Health Care
Zendesk, Inc.	Information Technology	Application Software
Texas Roadhouse, Inc., Class A	Consumer Discretionary	Restaurants
Mercury Computer Systems, Inc.	Industrials	Aerospace & Defense
HubSpot, Inc.	Information Technology	Application Software
Paycom Software, Inc.	Information Technology	Application Software

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

94	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	SMALL CAP GROWTH (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 4.5%
Burlington Stores, Inc. (A)	24	$3,644
Caleres, Inc.	78	2,681
Children’s Place Retail Stores, Inc. (The)	26	3,158
Urban Outfitters, Inc. (A)	114	5,071

		14,554

Auto Parts & Equipment – 1.7%
Visteon Corp. (A)	44	5,667

Broadcasting – 1.0%
Nexstar Broadcasting Group, Inc.	44	3,263

Distributors – 1.5%
Pool Corp.	33	4,985

Education Services – 1.1%
Grand Canyon Education, Inc. (A)	33	3,660

General Merchandise Stores – 1.3%
Ollie’s Bargain Outlet Holdings, Inc. (A)	59	4,310

Homebuilding – 1.4%
Installed Building Products, Inc. (A)	79	4,468

Homefurnishing Retail – 1.3%
At Home Group, Inc. (A)	110	4,288

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Grand Vacations, Inc. (A)	111	3,844

Restaurants – 3.2%
Texas Roadhouse, Inc., Class A	82	5,391
Wingstop, Inc.	99	5,165

		10,556

Specialty Stores – 1.1%
Five Below, Inc. (A)	37	3,580

Total Consumer Discretionary – 19.3%		63,175
Consumer Staples

Food Retail – 0.9%
Sprouts Farmers Market, Inc. (A)	132	2,917

Total Consumer Staples – 0.9%		2,917
Energy

Oil & Gas Equipment & Services – 1.3%
Keane Group, Inc. (A)	166	2,267
RPC, Inc. (B)	123	1,794

		4,061

Oil & Gas Exploration & Production – 2.8%
Centennial Resource Development, Inc., Class A (A)	183	3,307
Matador Resources Co. (A)	69	2,073
Petroleum Development Corp. (A)	39	2,372

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production (Continued)
WildHorse Resource Development Corp. (A)	57	$1,448

		9,200

Total Energy – 4.1%		13,261
Financials

Investment Banking & Brokerage – 2.7%
Evercore Partners, Inc.	45	4,716
LPL Investment Holdings, Inc.	44	2,885
Virtu Financial, Inc., Class A	52	1,393

		8,994

Regional Banks – 4.5%
Ameris Bancorp	70	3,734
Heritage Financial Corp.	70	2,446
Home BancShares, Inc.	71	1,611
Seacoast Banking Corp. of Florida (A)	58	1,830
Western Alliance Bancorp. (A)	91	5,127

		14,748

Total Financials – 7.2%		23,742
Health Care

Health Care Equipment – 8.6%
Inogen, Inc. (A)	22	4,163
iRhythm Technologies, Inc. (A)	48	3,858
K2M Group Holdings, Inc. (A)	197	4,429
Nevro Corp. (A)	49	3,939
NovoCure Ltd. (A)	130	4,072
Penumbra, Inc. (A)	26	3,584
Tactile Systems Technology, Inc. (A)	80	4,137

		28,182

Health Care Facilities – 1.3%
Acadia Healthcare Co., Inc. (A)	100	4,102

Health Care Services – 7.6%
AMN Healthcare Services, Inc. (A)	182	10,691
Envision Healthcare Holdings, Inc. (A)	57	2,526
LHC Group, Inc. (A)	54	4,643
Teladoc, Inc. (A)(B)	124	7,200

		25,060

Health Care Supplies – 0.1%
Sientra, Inc. (A)	24	472

Managed Health Care – 1.7%
HealthEquity, Inc. (A)	74	5,533

Pharmaceuticals – 1.2%
Aerie Pharmaceuticals, Inc. (A)	26	1,762
OptiNose, Inc. (A)(B)	75	2,090
Tricida, Inc. (A)	1	15

		3,867

Total Health Care – 20.5%		67,216

COMMON STOCKS (Continued)	Shares	Value
Industrials

Aerospace & Defense – 1.6%
Mercury Computer Systems, Inc. (A)	139	$5,292

Air Freight & Logistics – 0.8%
Air Transport Services Group, Inc. (A)	113	2,563

Construction & Engineering – 1.0%
Dycom Industries, Inc. (A)	35	3,346

Diversified Support Services – 1.1%
Healthcare Services Group, Inc.	85	3,688

Industrial Machinery – 5.2%
John Bean Technologies Corp.	54	4,786
RBC Bearings, Inc. (A)	29	3,755
Timken Co. (The)	85	3,684
Woodward, Inc.	60	4,647

		16,872

Security & Alarm Services – 1.3%
Brink’s Co. (The)	52	4,175

Trading Companies & Distributors – 2.4%
Beacon Roofing Supply, Inc. (A)	112	4,793
Watsco, Inc.	18	3,188

		7,981

Trucking – 1.3%
Knight Transportation, Inc.	111	4,241

Total Industrials – 14.7%		48,158
Information Technology

Application Software – 8.9%
Ellie Mae, Inc. (A)	23	2,336
Globant S.A. (A)	69	3,919
HubSpot, Inc. (A)	42	5,277
Paycom Software, Inc. (A)(B)	53	5,253
Pluralsight, Inc., Class A (A)	66	1,614
Tyler Technologies, Inc. (A)	4	833
Ultimate Software Group, Inc. (The) (A)(C)	17	4,328
Zendesk, Inc. (A)	101	5,522

		29,082

Internet Software & Services – 7.0%
Apptio, Inc., Class A (A)	72	2,623
Envestnet, Inc. (A)	56	3,050
Five9, Inc. (A)	149	5,156
Mimecast Ltd. (A)	78	3,207
New Relic, Inc. (A)	33	3,330
Q2 Holdings, Inc. (A)	74	4,236
SendGrid, Inc. (A)	57	1,514

		23,116

IT Consulting & Other Services – 3.1%
Booz Allen Hamilton Holding Corp.	128	5,601
InterXion Holding N.V. (A)	71	4,454

		10,055

2018	SEMIANNUAL REPORT	95

SCHEDULE OF INVESTMENTS	SMALL CAP GROWTH (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 3.3%
Integrated Device Technology, Inc. (A)	110	$3,497
Monolithic Power Systems, Inc.	39	5,209
Power Integrations, Inc.	31	2,230

		10,936

Systems Software – 3.1%
Proofpoint, Inc. (A)	35	4,066
Varonis Systems, Inc. (A)	61	4,571
Zscaler, Inc. (A)(B)	42	1,500

		10,137

Technology Hardware, Storage & Peripherals – 0.6%
USA Technologies, Inc. (A)	150	2,105

Total Information Technology – 26.0%		85,431
Materials

Construction Materials – 1.4%
Summit Materials, Inc., Class A (A)	97	2,535
U.S. Concrete, Inc. (A)(B)	41	2,175

		4,710

Total Materials – 1.4%		4,710

COMMON STOCKS (Continued)	Shares	Value
Real Estate

Real Estate Services – 0.4%
RE/MAX Holdings, Inc., Class A	25	$1,327

Total Real Estate – 0.4%		1,327

TOTAL COMMON STOCKS – 94.5%		$309,937
(Cost: $241,618)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 1.5%
E.I. du Pont de Nemours and Co.,
2.202%, 7-2-18	$4,976	4,975

Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (E)	2,772	2,772

Money Market Funds – 3.6%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
1.850%, (F)(G)	11,722	11,722

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – 2.9%
NY Metro Trans Auth, Trans Rev Var Rate Bonds, Ser 2005E-3 (GTD by Bank of Montreal) (BVAL plus 21 bps),
1.500%, 7-7-18 (E)	$9,600	$9,600

TOTAL SHORT-TERM SECURITIES – 8.8%		$29,069
(Cost: $29,070)

TOTAL INVESTMENT SECURITIES – 103.3%		$339,006
(Cost: $270,688)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.3)%		(10,728)

NET ASSETS – 100.0%		$328,278

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $11,478 are on loan.

(C)	All or a portion of securities with an aggregate value of $206 are held in collateralized accounts for OTC swap agreements collateral.

(D)	Rate shown is the yield to maturity at June 30, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at June 30, 2018.

The following total return swap agreements were outstanding at June 30, 2018:

Underlying Security	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Biotech Custom Index	Goldman Sachs International	07/01/2019	$9,929	1-Month LIBOR less 15 bps	$(20)	$—	$(20)

(1)	The Portfolio pays the financing fee multiplied by the notional amount each month.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

96	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	SMALL CAP GROWTH (in thousands)

JUNE 30, 2018 (UNAUDITED)

The following table represents security positions within the total return basket swap as of June 30, 2018:

Reference Entity	Shares		Notional Amount	Value	% of Value
FibroGen, Inc.	—	*	$337	$(1)	(3.4)%
Loxo Oncology, Inc.	—	*	329	(1)	(3.3)
Ligand Pharmaceuticals, Inc.	—	*	310	(1)	(3.1)
Ultragenyx Pharmaceutical, Inc.	—	*	257	(1)	(2.6)
Array BioPharma, Inc.	—	*	246	(1)	(2.5)
Amicus Therapeutics, Inc.	—	*	213	(1)	(2.1)
Supernus Pharmaceuticals, Inc.	—	*	209	(1)	(2.1)
Immunomedics, Inc.	—	*	200	(1)	(2.0)
Horizon Pharma plc	—	*	196	(1)	(1.9)
Ironwood Pharmaceuticals, Inc.	—	*	191	(1)	(1.9)
Blueprint Medicines Corp.	—	*	187	(1)	(1.9)
Spark Therapeutics, Inc.	—	*	186	(1)	(1.9)
Heron Therapeutics, Inc.	—	*	176	(1)	(1.8)
Aerie Pharmaceuticals, Inc.	—	*	173	(1)	(1.7)
Medicines Co. (The)	—	*	165	(1)	(1.7)
Global Blood Therapeutics, Inc.	—	*	165	(1)	(1.7)
Portola Pharmaceuticals, Inc.	—	*	163	(1)	(1.6)
Emergent BioSolutions, Inc.	—	*	160	(1)	(1.6)
Clovis Oncology, Inc.	—	*	155	(1)	(1.6)
Myriad Genetics, Inc.	—	*	154	(1)	(1.6)
Halozyme Therapeutics, Inc.	—	*	149	— *	(1.5)
REGENXBIO, Inc.	—	*	147	— *	(1.4)
Spectrum Pharmaceuticals, Inc.	—	*	139	— *	(1.4)
Enanta Pharmaceuticals, Inc.	—	*	137	— *	(1.4)
Foundation Medicine, Inc.	—	*	137	— *	(1.4)
Repligen Corp.	—	*	133	— *	(1.3)
Intercept Pharmaceuticals, Inc.	—	*	130	— *	(1.3)
Insmed, Inc.	—	*	129	— *	(1.3)
Arena Pharmaceuticals, Inc.	—	*	124	— *	(1.2)
Puma Biotechnology, Inc.	—	*	122	— *	(1.2)
Xencor, Inc.	—	*	121	— *	(1.2)
Editas Medicine, Inc.	—	*	117	— *	(1.2)

Reference Entity	Shares		Notional Amount	Value		% of Value
Madrigal Pharmaceuticals, Inc.	—	*	$116	$—	*	(1.2	) %
Momenta Pharmaceuticals, Inc.	—	*	112	—	*	(1.1)
Corcept Therapeutics, Inc.	—	*	111	—	*	(1.1)
MyoKardia, Inc.	—	*	110	—	*	(1.1)
PTC Therapeutics, Inc.	—	*	109	—	*	(1.1)
Atara Biotherapeutics, Inc.	—	*	107	—	*	(1.1)
Sangamo Therapeutics, Inc.	—	*	102	—	*	(1.0)
Amneal Pharmaceuticals, Inc.	—	*	101	—	*	(1.0)
ACADIA Pharmaceuticals, Inc.	—	*	98	—	*	(1.0)
AnaptysBio, Inc.	—	*	95	—	*	(1.0)
ImmunoGen, Inc.	—	*	92	—	*	(0.9)
Pacira Pharmaceuticals, Inc.	—	*	91	—	*	(0.9)
Acceleron Pharma, Inc.	—	*	86	—	*	(0.9)
Radius Health, Inc.	—	*	85	—	*	(0.9)
Arrowhead Pharmaceuticals, Inc.	—	*	84	—	*	(0.9)
Aimmune Therapeutics, Inc.	—	*	84	—	*	(0.8)
Zogenix, Inc.	—	*	83	—	*	(0.8)
Audentes Therapeutics, Inc.	—	*	82	—	*	(0.8)
Biohaven Pharmaceutical Holding Co. Ltd.	—	*	77	—	*	(0.8)
Retrophin, Inc.	—	*	76	—	*	(0.8)
Iovance Biotherapeutics, Inc.	—	*	75	—	*	(0.8)
TherapeuticsMD, Inc.	—	*	75	—	*	(0.8)
Genomic Health, Inc.	—	*	74	—	*	(0.7)
Vanda Pharmaceuticals, Inc.	—	*	70	—	*	(0.7)
Innoviva, Inc.	—	*	69	—	*	(0.7)
Theravance Biopharma, Inc.	—	*	69	—	*	(0.7)
Intrexon Corp.	—	*	65	—	*	(0.7)
Intellia Therapeutics, Inc.	—	*	65	—	*	(0.7)
Mirati Therapeutics, Inc.	—	*	65	—	*	(0.7)
Esperion Therapeutics, Inc.	—	*	65	—	*	(0.7)
Revance Therapeutics, Inc.	—	*	64	—	*	(0.6)
G1 Therapeutics, Inc.	—	*	64	—	*	(0.6)

Reference Entity	Shares		Notional Amount	Value		% of Value
CytomX Therapeutics, Inc.	—	*	$63	$—	*	(0.6	) %
Phibro Animal Health Corp.	—	*	63	—	*	(0.6)
Flexion Therapeutics, Inc.	—	*	62	—	*	(0.6)
Dynavax Technologies Corp.	—	*	61	—	*	(0.6)
Omeros Corp.	—	*	60	—	*	(0.6)
Endocyte, Inc.	—	*	59	—	*	(0.6)
MacroGenics, Inc.	—	*	58	—	*	(0.6)
Apellis Pharmaceuticals, Inc.	—	*	57	—	*	(0.6)
Eagle Pharmaceuticals, Inc.	—	*	56	—	*	(0.6)
TG Therapeutics, Inc.	—	*	55	—	*	(0.6)
Athenex, Inc.	—	*	55	—	*	(0.6)
Cambrex Corp.	—	*	53	—	*	(0.5)
Karyopharm Therapeutics, Inc.	—	*	53	—	*	(0.5)
Alder Biopharmaceuticals, Inc.	—	*	52	—	*	(0.5)
Codexis, Inc.	—	*	52	—	*	(0.5)
Collegium Pharmaceutical, Inc.	—	*	51	—	*	(0.5)
Heska Corp.	—	*	50	—	*	(0.5)
WaVe Life Sciences Ltd.	—	*	49	—	*	(0.5)
(0.5) Biosciences, Inc.	—	*	49	—	*	(0.5)
MiMedx Group, Inc.	—	*	48	—	*	(0.5)
Coherus Biosciences, Inc.	—	*	46	—	*	(0.5)
La Jolla Pharmaceutical Co.	—	*	46	—	*	(0.5)
Sorrento Therapeutics, Inc.	—	*	45	—	*	(0.5)
Cymabay Therapeutics, Inc.	—	*	44	—	*	(0.4)
Progenics Pharmaceuticals, Inc.	—	*	43	—	*	(0.4)
Accelerate Diagnostics, Inc.	—	*	42	—	*	(0.4)
Reata Pharmaceuticals, Inc.	—	*	40	—	*	(0.4)
Fate Therapeutics, Inc.	—	*	39	—	*	(0.4)
				$(20)

2018	SEMIANNUAL REPORT	97

SCHEDULE OF INVESTMENTS	SMALL CAP GROWTH (in thousands)

JUNE 30, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$309,937	$—	$—
Short-Term Securities	11,722	17,347	—
Total	$321,659	$17,347	$—
Liabilities
Total Return Swaps	$—	$20	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

98	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	VALUE

ALL DATA AS OF JUNE 30, 2018 (UNAUDITED)

Asset Allocation

Stocks	96.7%
Financials	32.2%
Health Care	12.3%
Consumer Discretionary	12.1%
Information Technology	9.4%
Energy	8.0%
Consumer Staples	7.8%
Industrials	5.2%
Materials	3.7%
Real Estate	3.3%
Utilities	2.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.3%

Top 10 Equity Holdings

Company	Sector	Industry
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Citigroup, Inc.	Financials	Other Diversified Financial Services
Wal-Mart Stores, Inc.	Consumer Staples	Hypermarkets & Super Centers
Dow Chemical Co. (The)	Materials	Diversified Chemicals
CVS Caremark Corp.	Consumer Staples	Drug Retail
Capital One Financial Corp.	Financials	Consumer Finance
Welltower, Inc.	Real Estate	Health Care REITs
American Capital Agency Corp.	Financials	Mortgage REITs
Energy Transfer Partners L.P.	Energy	Oil & Gas Storage & Transportation
Synchrony Financial	Financials	Consumer Finance

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	99

SCHEDULE OF INVESTMENTS	VALUE (in thousands)

JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.5%
Magna International, Inc.	220	$12,801

Cable & Satellite – 1.6%
Comcast Corp., Class A	255	8,373

General Merchandise Stores – 5.5%
Dollar Tree, Inc. (A)	157	13,328
Target Corp.	197	15,026

		28,354

Home Improvement Retail – 2.5%
Lowe’s Co., Inc.	135	12,854

Total Consumer Discretionary – 12.1%		62,382
Consumer Staples

Drug Retail – 3.6%
CVS Caremark Corp.	285	18,327

Hypermarkets & Super Centers – 4.2%
Wal-Mart Stores, Inc.	254	21,781

Total Consumer Staples – 7.8%		40,108
Energy

Oil & Gas Refining & Marketing – 2.7%
Marathon Petroleum Corp.	201	14,067

Oil & Gas Storage & Transportation – 5.3%
Energy Transfer Equity L.P.	664	11,461
Energy Transfer Partners L.P.	838	15,963

		27,424

Total Energy – 8.0%		41,491
Financials

Asset Management & Custody Banks – 5.2%
Blackstone Group L.P. (The)	403	12,971
State Street Corp.	151	14,075

		27,046

Consumer Finance – 6.3%
Capital One Financial Corp.	188	17,296
Synchrony Financial	461	15,391

		32,687

Life & Health Insurance – 2.8%
MetLife, Inc.	330	14,370

Mortgage REITs – 3.1%
American Capital Agency Corp.	863	16,049

Other Diversified Financial Services – 9.3%
Citigroup, Inc.	351	23,456
JPMorgan Chase & Co.	235	24,497

		47,953

COMMON STOCKS (Continued)	Shares	Value
Property & Casualty Insurance – 2.8%
Allstate Corp. (The)	155	$14,147

Regional Banks – 2.7%
SunTrust Banks, Inc.	213	14,089

Total Financials – 32.2%		166,341
Health Care

Biotechnology – 2.6%
Amgen, Inc.	72	13,309

Health Care Facilities – 2.8%
HCA Holdings, Inc.	139	14,241

Managed Health Care – 2.7%
Humana, Inc.	47	13,959

Pharmaceuticals – 4.2%
Jazz Pharmaceuticals plc (A)	73	12,526
Pfizer, Inc.	254	9,219

		21,745

Total Health Care – 12.3%		63,254
Industrials

Airlines – 2.5%
Southwest Airlines Co.	254	12,918

Electrical Components & Equipment – 2.7%
Eaton Corp.	189	14,089

Total Industrials – 5.2%		27,007
Information Technology

Semiconductor Equipment – 2.4%
Lam Research Corp.	70	12,151

Semiconductors – 4.8%
Broadcom Corp., Class A	55	13,224
Micron Technology, Inc. (A)	223	11,689

		24,913

Systems Software – 2.2%
Microsoft Corp.	114	11,271

Total Information Technology – 9.4%		48,335
Materials

Diversified Chemicals – 3.7%
Dow Chemical Co. (The)	289	19,057

Total Materials – 3.7%		19,057
Real Estate

Health Care REITs – 3.3%
Welltower, Inc.	273	17,139

Total Real Estate – 3.3%		17,139

COMMON STOCKS (Continued)	Shares	Value
Utilities

Electric Utilities – 2.7%
Great Plains Energy, Inc.	251	$14,104

Total Utilities – 2.7%		14,104

TOTAL COMMON STOCKS – 96.7%		$499,218
(Cost: $459,876)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.9%
J.M. Smucker Co. (The),
2.200%, 7-2-18	$4,833	4,832
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
2.230%, 7-31-18	5,000	4,991

		9,823

Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (C)	4,018	4,018

TOTAL SHORT-TERM SECURITIES – 2.7%		$13,841
(Cost: $13,841)

TOTAL INVESTMENT SECURITIES – 99.4%		$513,059
(Cost: $473,717)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		3,021

NET ASSETS – 100.0%		$516,080

100	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	VALUE (in thousands)

JUNE 30, 2018 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at June 30, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Comcast Corp., Class A	N/A	Call	1,135	114	July 2018	$34.00	$42	$(38)
	N/A	Call	1,135	113	August 2018	35.00	65	(79)
CVS Caremark Corp.	N/A	Call	186	19	August 2018	75.00	28	(5)
Energy Transfer Partners L.P.	N/A	Call	972	97	July 2018	20.00	23	(12)
Jazz Pharmaceuticals plc	N/A	Call	363	36	July 2018	185.00	104	(29)
	N/A	Call	363	36	July 2018	190.00	62	(11)

							$324	$(174)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$499,218	$—	$—
Short-Term Securities	—	13,841	—
Total	$499,218	$13,841	$—
Liabilities
Written Options	$163	$11	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	101

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2018 (UNAUDITED)

(In thousands, except per share amounts)	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate		Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Pathfinder Moderate - Managed Volatility	Pathfinder Moderately Aggressive - Managed Volatility
ASSETS
Investments in unaffiliated securities at value+	$1,025		$808		$1,317		$823		$869		$18,128	$2,256
Investments in affiliated securities at value+	71,004		104,844		818,067		994,997		235,023		604,085	89,611
Investments at Value	72,029		105,652		819,384		995,820		235,892		622,213	91,867
Cash	1		1		1		1		1		1	1
Restricted cash	—		—		—		—		—		374	40
Investment securities sold receivable	—		191		182		676		130		—	—
Dividends and interest receivable	2		5		15		9		7		33	5
Capital shares sold receivable	3		—	*	—	*	—	*	—	*	123	—
Variation margin receivable	—		—		—		—		—		5	1
Total Assets	72,035		105,849		819,582		996,506		236,030		622,749	91,914

LIABILITIES
Investment securities purchased payable	26		—		—		—		—		—	—
Capital shares redeemed payable	3		229		125		868		111		422	9
Independent Trustees and Chief Compliance Officer fees payable	6		8		54		64		17		12	2
Shareholder servicing payable	—	*	—	*	3		4		1		2	—	*
Investment management fee payable	—		—		—		—		—		7	1
Accounting services fee payable	2		3		12		14		5		9	2
Variation margin payable	—		—		—		—		—		5	1
Other liabilities	3		3		8		12		7		9	2
Total Liabilities	40		243		202		962		141		466	17
Total Net Assets	$71,995		$105,606		$819,380		$995,544		$235,889		$622,283	$91,897

NET ASSETS
Capital paid in (shares authorized – unlimited)	$67,457		$102,324		$763,457		$915,463		$224,353		$595,379	$88,341
Undistributed net investment income	1,747		1,812		17,776		22,831		4,595		12,322	1,899
Accumulated net realized gain	4,994		4,386		51,186		70,215		12,261		26,728	4,728
Net unrealized depreciation	(2,203)		(2,916)		(13,039)		(12,965)		(5,320)		(12,146)	(3,071)
Total Net Assets	$71,995		$105,606		$819,380		$995,544		$235,889		$622,283	$91,897

CAPITAL SHARES OUTSTANDING:
Class II	14,400		21,102		158,128		186,048		45,965		110,430	16,700

NET ASSET VALUE PER SHARE:
Class II	$5.00		$5.00		$5.18		$5.35		$5.13		$5.64	$5.50

+COST
Investments in unaffiliated securities at cost	$1,025		$808		$1,317		$823		$869		$18,129	$2,256
Investments in affiliated securities at cost	73,207		107,760		831,106		1,007,962		240,343		616,389	92,700

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

102	SEMIANNUAL REPORT	2018

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2018 (UNAUDITED)

(In thousands, except per share amounts)	Pathfinder Moderately Conservative - Managed Volatility		Asset Strategy(1)		Balanced		Core Equity	Corporate Bond(2)		Energy		Global Bond
ASSETS
Investments in unaffiliated securities at value+^	$2,100		$826,986		$341,004		$733,413	$529,710		$178,042		$21,646
Investments in affiliated securities at value+	72,542		—		—		—	—		—		—
Bullion at value+	—		42,437		—		—	—		—		—
Investments at Value	74,642		869,423		341,004		733,413	529,710		178,042		21,646
Cash	1		—		31		1	30		1		1
Cash denominated in foreign currencies at value+	—		292		—		—	—		—		—
Restricted cash	37		—		—		—	—		—		—
Investment securities sold receivable	—		11,561		4,453		2,445	—		1,385		—
Dividends and interest receivable	5		3,366		1,088		211	4,783		61		249
Capital shares sold receivable	149		57		—	*	15	2		180		1
Receivable from affiliates	—		—	*	—		246	—		—	*	—
Unrealized appreciation on forward foreign currency contracts	—		—		—		699	—		—		—
Receivable from securities lending income – net	—		2		—	*	1	—	*	4		—	*
Variation margin receivable	—	*	—		—		—	—		—		—
Prepaid and other assets	—		—		—		—	—	*	—		—
Total Assets	74,834		884,701		346,576		737,031	534,525		179,673		21,897

LIABILITIES
Cash collateral on securities loaned at value	—		789		385		—	329		4,016		65
Investment securities purchased payable	—		11,865		—		—	—		—		—
Capital shares redeemed payable	31		469		67		400	304		22		2
Independent Trustees and Chief Compliance Officer fees payable	1		150		84		180	82		8		1
Overdraft due to custodian	—		859		—		—	—		—		—
Distribution and service fees payable	—		12		5		10	7		2		1
Shareholder servicing payable	—	*	2		1		2	2		—	*	—	*
Investment management fee payable	1		33		13		28	14		8		—
Accounting services fee payable	2		19		8		13	11		6		1
Variation margin payable	1		—		—		—	—		—		—
Other liabilities	3		53		8		9	8		6		2
Total Liabilities	39		14,251		571		642	757		4,068		72
Total Net Assets	$74,795		$870,450		$346,005		$736,389	$533,768		$175,605		$21,825

NET ASSETS
Capital paid in (shares authorized – unlimited)	$72,370		$800,358		$298,028		$640,413	$544,462		$182,763		$23,307
Undistributed net investment income	1,301		8,031		2,779		885	6,986		101		355
Accumulated net realized gain (loss)	3,016		(4,761)		15,530		28,861	(1,394)		(24,185)		(1,102)
Net unrealized appreciation (depreciation)	(1,892)		66,822		29,668		66,230	(16,286)		16,926		(735)
Total Net Assets	$74,795		$870,450		$346,005		$736,389	$533,768		$175,605		$21,825

CAPITAL SHARES OUTSTANDING:
Class I	N/A		30		N/A		N/A	N/A		43		N/A
Class II	13,815		91,439		44,197		61,811	105,062		28,768		4,607

NET ASSET VALUE PER SHARE:
Class I	N/A		$9.53		N/A		N/A	N/A		$6.10		N/A
Class II	$5.41		$9.52		$7.83		$11.91	$5.08		$6.10		$4.74

+COST
Investments in unaffiliated securities at cost	$2,100		$760,527		$311,336		$667,882	$545,996		$161,116		$22,381
Investments in affiliated securities at cost	74,450		—		—		—	—		—		—
Bullion at cost	—		42,060		—		—	—		—		—
Cash denominated in foreign currencies at cost	—		313		—		—	—		—		—

^Securities loaned at value	—		1,208		374		—	321		3,930		63

*	Not shown due to rounding.

(1)	Consolidated Statement of Assets and Liabilities (See Note 5 in Notes to Financial Statements).

(2)	Effective April 30, 2018, the Portfolio’s name changed from Bond to Corporate Bond.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	103

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2018 (UNAUDITED)

(In thousands, except per share amounts)	Global Equity Income(1)		Global Growth	Government Money Market	Growth	High Income	International Core Equity	Limited- Term Bond
ASSETS
Investments in unaffiliated securities at value+^	$327,707		$158,172	$317,235	$787,066	$943,582	$769,343	$590,947
Investments in affiliated securities at value+	—		—	—	—	1,149	—	—
Investments at Value	327,707		158,172	317,235	787,066	944,731	769,343	590,947
Cash	26		—	1	1	1,232	11	—
Cash denominated in foreign currencies at value+	—	*	—	—	—	—	11,392	—
Restricted cash	—		—	—	—	—	20	—
Investment securities sold receivable	—		5,972	—	—	5,552	3,317	953
Dividends and interest receivable	914		601	455	248	13,096	3,506	3,888
Capital shares sold receivable	4		1	—	5	366	31	10
Receivable from affiliates	—		131	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—		—	—	—	61	—	—
Receivable from securities lending income – net	16		3	—	—	23	45	— *
Prepaid and other assets	—		—	1	1	1	—	—
Total Assets	328,667		164,880	317,692	787,321	965,062	787,665	595,798

LIABILITIES
Cash collateral on securities loaned at value	2,033		—	—	—	20,699	—	141
Investment securities purchased payable	—		4,853	—	—	30,518	2,349	1,248
Capital shares redeemed payable	202		101	476	466	560	354	210
Distributions payable	—		—	38	—	—	—	—
Independent Trustees and Chief Compliance Officer fees payable	35		64	44	256	70	75	21
Overdraft due to custodian	—		25	—	—	—	—	138
Distribution and service fees payable	4		2	—	11	12	11	8
Shareholder servicing payable	2		1	1	3	3	3	1
Investment management fee payable	12		8	6	30	31	36	16
Accounting services fee payable	9		8	8	17	18	17	12
Other liabilities	10		106	9	14	15	32	12
Total Liabilities	2,307		5,168	582	797	51,926	2,877	1,807
Total Net Assets	$326,360		$159,712	$317,110	$786,524	$913,136	$784,788	$593,991

NET ASSETS
Capital paid in (shares authorized – unlimited)	$246,257		$43,727	$317,083	$421,571	$972,847	$703,433	$601,485
Undistributed (distributions in excess of) net investment income	5,401		1,006	—	(286)	28,195	8,743	4,320
Accumulated net realized gain (loss)	80,500		88,481	27	129,629	(63,022)	36,542	(5,815)
Net unrealized appreciation (depreciation)	(5,798)		26,498	—	235,610	(24,884)	36,070	(5,999)
Total Net Assets	$326,360		$159,712	$317,110	$786,524	$913,136	$784,788	$593,991

CAPITAL SHARES OUTSTANDING:
Class I	N/A		N/A	N/A	N/A	14,409	N/A	N/A
Class II	43,494		16,330	317,086	66,151	249,445	45,244	124,391

NET ASSET VALUE PER SHARE:
Class I	N/A		N/A	N/A	N/A	$3.47	N/A	N/A
Class II	$7.50		$9.78	$1.00	$11.89	$3.46	$17.35	$4.78

+COST
Investments in unaffiliated securities at cost	$333,499		$131,592	$317,235	$551,456	$968,476	$732,683	$596,946
Investments in affiliated securities at cost	—		—	—	—	1,199	—	—
Cash denominated in foreign currencies at cost	—		—	—	—	—	10,040	—

^Securities loaned at value	2,036		1,356	—	—	21,638	3,819	500

*	Not shown due to rounding.

(1)	Effective April 30, 2018, the Portfolio’s name changed from Dividend Opportunities to Global Equity Income.

See Accompanying Notes to Financial Statements.

104	SEMIANNUAL REPORT	2018

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2018 (UNAUDITED)

(In thousands, except per share amounts)	Micro Cap Growth		Mid Cap Growth	Natural Resources	Science and Technology	Securian Real Estate Securities(1)		Small Cap Core	Small Cap Growth
ASSETS
Investments in unaffiliated securities at value+^	$92,342		$746,052	$121,072	$678,253	$41,245		$222,032	$339,006
Investments at Value	92,342		746,052	121,072	678,253	41,245		222,032	339,006
Cash	1		46	1	1	1		1	1
Investment securities sold receivable	—		993	380	—	39		—	1,944
Dividends and interest receivable	10		279	122	425	142		112	146
Capital shares sold receivable	56		9,382	19	1,664	8		21	44
Receivable from affiliates	—	*	290	—	—	—		—	83
Unrealized appreciation on forward foreign currency contracts	—		—	811	—	—		—	—
Receivable from securities lending income – net	4		7	3	7	—		1	10
Total Assets	92,413		757,049	122,408	680,350	41,435		222,167	341,234

LIABILITIES
Cash collateral on securities loaned at value	5,818		13,843	3,552	12,121	—		64	11,722
Investment securities purchased payable	811		—	605	773	60		—	865
Capital shares redeemed payable	33		246	207	670	42		95	197
Independent Trustees and Chief Compliance Officer fees payable	7		30	17	83	5		31	105
Distribution and service fees payable	1		7	2	9	1		3	4
Shareholder servicing payable	—	*	3	1	2	—	*	1	1
Investment management fee payable	4		34	6	31	2		10	15
Accounting services fee payable	4		14	5	14	2		7	10
Swap agreements, at value	—		—	—	—	—		—	20
Written options at value+	—		3	—	110	—		—	—
Other liabilities	3		13	5	15	4		7	17
Total Liabilities	6,681		14,193	4,400	13,828	116		218	12,956
Total Net Assets	$85,732		$742,856	$118,008	$666,522	$41,319		$221,949	$328,278

NET ASSETS
Capital paid in (shares authorized – unlimited)	$53,836		$507,898	$161,367	$331,401	$41,170		$165,565	$206,287
Undistributed (distributions in excess of) net investment income	(376)		(1,738)	448	(1,986)	541		(544)	(1,320)
Accumulated net realized gain (loss)	3,109		78,510	(43,535)	43,446	(575)		32,568	55,013
Net unrealized appreciation (depreciation)	29,163		158,186	(272)	293,661	183		24,360	68,298
Total Net Assets	$85,732		$742,856	$118,008	$666,522	$41,319		$221,949	$328,278

CAPITAL SHARES OUTSTANDING:
Class I	17		17,429	N/A	21	N/A		N/A	N/A
Class II	3,122		42,764	26,111	22,667	5,927		13,647	29,656

NET ASSET VALUE PER SHARE:
Class I	$27.40		$12.36	N/A	$29.42	N/A		N/A	N/A
Class II	$27.32		$12.34	$4.52	$29.38	$6.97		$16.26	$11.07

+COST
Investments in unaffiliated securities at cost	$63,179		$587,923	$122,155	$384,805	$41,062		$197,672	$270,688
Written options premiums received at cost	—		58	—	323	—		—	—

^Securities loaned at value	5,652		13,396	3,478	12,080	—		63	11,478

*	Not shown due to rounding.

(1)	Effective April 30, 2018, the Portfolio’s name changed from Advantus Real Estate Securities to Securian Real Estate Securities.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	105

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2018 (UNAUDITED)

(In thousands, except per share amounts)	Value
ASSETS
Investments in unaffiliated securities at value+	$513,059
Investments at Value	513,059
Cash	1
Investment securities sold receivable	4,403
Dividends and interest receivable	299
Capital shares sold receivable	25
Total Assets	517,787

LIABILITIES
Investment securities purchased payable	1,183
Capital shares redeemed payable	251
Independent Trustees and Chief Compliance Officer fees payable	53
Distribution and service fees payable	7
Shareholder servicing payable	1
Investment management fee payable	20
Accounting services fee payable	11
Written options at value+	174
Other liabilities	7
Total Liabilities	1,707
Total Net Assets	$516,080

NET ASSETS
Capital paid in (shares authorized – unlimited)	$467,167
Undistributed net investment income	2,167
Accumulated net realized gain	7,254
Net unrealized appreciation	39,492
Total Net Assets	$516,080

CAPITAL SHARES OUTSTANDING:
Class II	84,403

NET ASSET VALUE PER SHARE:
Class II	$6.11

+COST
Investments in unaffiliated securities at cost	$473,717
Written options premiums received at cost	324

See Accompanying Notes to Financial Statements.

106	SEMIANNUAL REPORT	2018

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

(In thousands)	Pathfinder Aggressive		Pathfinder Conservative	Pathfinder Moderate	Pathfinder Moderately Aggressive	Pathfinder Moderately Conservative	Pathfinder Moderate - Managed Volatility	Pathfinder Moderately Aggressive - Managed Volatility
INVESTMENT INCOME
Dividends from affiliated securities	$1,782		$1,856	$17,980	$23,067	$4,673	$12,897	$2,033
Interest and amortization from unaffiliated securities	9		9	7	9	8	176	20
Total Investment Income	1,791		1,865	17,987	23,076	4,681	13,073	2,053

EXPENSES
Investment management fee	—		—	—	—	—	592	92
Shareholder servicing:
Class II	—	*	1	4	5	1	3	— *
Custodian fees	1		1	1	1	1	2	1
Independent Trustees and Chief Compliance Officer fees	3		3	27	32	8	16	3
Accounting services fee	13		17	73	86	28	55	14
Professional fees	12		13	18	17	14	19	15
Other	7		9	30	36	16	24	6
Total Expenses	36		44	153	177	68	711	131
Net Investment Income	1,755		1,821	17,834	22,899	4,613	12,362	1,922

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in affiliated securities	1,223		1,036	17,176	23,292	3,386	4,769	1,047
Distributions of realized capital gains from affiliated securities	3,777		3,357	34,038	46,954	8,887	24,385	4,137
Futures contracts	—		—	—	—	—	(2,409)	(459)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—	*	— *	—	—	—	1	— *
Investments in affiliated securities	(3,777)		(4,570)	(52,289)	(68,692)	(11,993)	(30,721)	(5,056)
Futures contracts	—		—	—	—	—	159	23
Net Realized and Unrealized Gain (Loss)	1,223		(177)	(1,075)	1,554	280	(3,816)	(308)
Net Increase in Net Assets Resulting from Operations	$2,978		$1,644	$16,759	$24,453	$4,893	$8,546	$1,614

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	107

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

(In thousands)	Pathfinder Moderately Conservative - Managed Volatility	Asset Strategy(1)	Balanced	Core Equity	Corporate Bond(2)	Energy	Global Bond
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$8,949	$2,233	$3,556	$73	$620	$10
Dividends from affiliated securities	1,416	—	—	—	—	—	—
Foreign dividend withholding tax	—	(565)	(13)	(68)	—	(25)	—	*
Interest and amortization from unaffiliated securities	18	4,261	2,218	117	9,044	29	417
Foreign interest withholding tax	—	—	—	—	—	—	—	*
Securities lending income – net	—	19	1	1	—	16	—	*
Total Investment Income	1,434	12,664	4,439	3,606	9,117	640	427

EXPENSES
Investment management fee	74	3,180	1,232	1,733	1,248	714	69
Distribution and service fees:
Class II	—	1,136	440	619	657	209	28
Shareholder servicing:
Class I	N/A	— *	N/A	N/A	N/A	— *	N/A
Class II	— *	4	2	2	2	1	—	*
Custodian fees	1	26	3	8	5	3	2
Independent Trustees and Chief Compliance Officer fees	2	38	17	27	20	5	1
Accounting services fee	13	108	54	66	68	33	7
Professional fees	14	69	23	19	27	18	20
Other	8	68	21	23	21	17	9
Total Expenses	112	4,629	1,792	2,497	2,048	1,000	136
Less:
Expenses in excess of limit	—	— *	—	(148)	—	— *	(69)
Total Net Expenses	112	4,629	1,792	2,349	2,048	1,000	67
Net Investment Income (Loss)	1,322	8,035	2,647	1,257	7,069	(360)	360

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	—	49,205	15,699	28,092	(1,379)	(3,426)	(36)
Investments in affiliated securities	698	—	—	—	—	—	—
Distributions of realized capital gains from affiliated securities	2,691	—	—	—	—	—	—
Futures contracts	(376)	—	—	1,362	—	—	—
Written options	—	133	—	—	—	—	—
Swap agreements	—	(282)	—	—	—	—	—
Forward foreign currency contracts	—	—	—	(491)	—	—	—
Foreign currency exchange transactions	—	(98)	—	5	—	(3)	1
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—	(40,522)	(12,576)	(12,398)	(21,386)	10,015	(703)
Investments in affiliated securities	(3,350)	—	—	—	—	—	—
Futures contracts	21	—	—	—	—	—	—
Written options	—	(90)	—	—	—	—	—
Swap agreements	—	536	—	—	—	—	—
Forward foreign currency contracts	—	—	—	1,005	—	—	—
Foreign currency exchange transactions	—	(18)	—	—	—	—	—	*
Net Realized and Unrealized Gain (Loss)	(316)	8,864	3,123	17,575	(22,765)	6,586	(738)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,006	$16,899	$5,770	$18,832	$(15,696)	$6,226	$(378)

*	Not shown due to rounding.

(1)	Consolidated Statement of Operations (See Note 5 in Notes to Financial Statements).

(2)	Effective April 30, 2018, the Portfolio’s name changed from Bond to Corporate Bond.

See Accompanying Notes to Financial Statements.

108	SEMIANNUAL REPORT	2018

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

(In thousands)	Global Equity Income(1)	Global Growth	Government Money Market	Growth	High Income	International Core Equity	Limited - Term Bond
INVESTMENT INCOME
Dividends from unaffiliated securities	$7,350	$3,400	$—	$4,223	$715	$16,080	$139
Foreign dividend withholding tax	(236)	(263)	—	(23)	—	(1,546)	—
Interest and amortization from unaffiliated securities	179	55	2,624	48	31,194	107	5,900
Interest and amortization from affiliated securities	—	—	—	—	43	—	—
Foreign interest withholding tax	—	—	—	—	—	(1)	—
Securities lending income – net	17	3	—	—	49	165	— *
Total Investment Income	7,310	3,195	2,624	4,248	32,001	14,805	6,039

EXPENSES
Investment management fee	1,674	1,638	544	3,103	2,856	3,469	1,136
Distribution and service fees:
Class II	598	482	—	1,108	1,096	1,020	569
Shareholder servicing:
Class I	N/A	N/A	N/A	N/A	— *	N/A	N/A
Class II	2	2	1	4	4	4	2
Custodian fees	7	22	4	9	6	51	3
Independent Trustees and Chief Compliance Officer fees	16	17	12	45	30	28	13
Accounting services fee	65	60	47	105	109	102	64
Professional fees	27	24	12	24	50	30	25
Other	20	17	11	29	35	26	13
Total Expenses	2,409	2,262	631	4,427	4,186	4,730	1,825
Less:
Expenses in excess of limit	—	(88)	—	—	— *	—	—
Reimbursement	—	—	(11)	—	—	—	—
Total Net Expenses	2,409	2,174	620	4,427	4,186	4,730	1,825
Net Investment Income (Loss)	4,901	1,021	2,004	(179)	27,815	10,075	4,214

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	80,699	88,659	38	129,767	(15,111)	36,655	(2,015)
Futures contracts	—	204	—	—	—	—	—
Swap agreements	(223)	(346)	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	(29)	—	—
Foreign currency exchange transactions	145	52	—	—	3	269	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(99,268)	(59,715)	—	(39,257)	1,673	(68,059)	(3,980)
Investments in affiliated securities	—	—	—	—	(65)	—	—
Forward foreign currency contracts	—	—	—	—	81	—	—
Foreign currency exchange transactions	(6)	(35)	—	—	(1)	(832)	—
Net Realized and Unrealized Gain (Loss)	(18,653)	28,819	38	90,510	(13,449)	(31,967)	(5,995)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,752)	$29,840	$2,042	$90,331	$14,366	$(21,892)	$(1,781)

*	Not shown due to rounding.

(1)	Effective April 30, 2018, the Portfolio’s name changed from Dividend Opportunities to Global Equity Income.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	109

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

(In thousands)	Micro Cap Growth		Mid Cap Growth	Natural Resources	Science and Technology
INVESTMENT INCOME
Dividends from unaffiliated securities	$96		$2,374	$1,195	$2,393
Foreign dividend withholding tax	—		—	(19)	(19)
Interest and amortization from unaffiliated securities	40		145	24	213
Securities lending income – net	8		14	12	9
Total Investment Income	144		2,533	1,212	2,596

EXPENSES
Investment management fee	357		2,997	521	2,821
Distribution and service fees:
Class II	93		696	153	827
Shareholder servicing:
Class I	—	*	1	N/A	— *
Class II	—	*	2	1	27
Custodian fees	2		9	3	17
Independent Trustees and Chief Compliance Officer fees	2		21	5	24
Accounting services fee	22		87	31	82
Professional fees	16		19	20	33
Other	20		26	11	28
Total Expenses	512		3,858	745	3,859
Less:
Expenses in excess of limit	—	*	(169)	—	—
Total Net Expenses	512		3,689	745	3,859
Net Investment Income (Loss)	(368)		(1,156)	467	(1,263)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	3,260		81,274	2,383	43,920
Written options	—		195	—	(325)
Swap agreements	—		(2,209)	—	—
Forward foreign currency contracts	—		—	(628)	—
Foreign currency exchange transactions	—		4	5	— *
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	12,283		(8,104)	(6,047)	13,672
Written options	—		94	—	213
Forward foreign currency contracts	—		—	1,007	—
Foreign currency exchange transactions	—		2	— *	—
Net Realized and Unrealized Gain (Loss)	15,543		71,256	(3,280)	57,480
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,175		$70,100	$(2,813)	$56,217

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

110	SEMIANNUAL REPORT	2018

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

(In thousands)	Securian Real Estate Securities(1)	Small Cap Core	Small Cap Growth	Value
INVESTMENT INCOME
Dividends from unaffiliated securities	$677	$1,090	$1,122	$4,049
Foreign dividend withholding tax	—	(15)	—	(18)
Interest and amortization from unaffiliated securities	4	74	140	151
Securities lending income – net	—	3	25	—
Total Investment Income	681	1,152	1,287	4,182

EXPENSES
Investment management fee	178	1,252	1,601	1,539
Distribution and service fees:
Class II	50	368	471	550
Shareholder servicing:
Class II	— *	1	2	2
Custodian fees	6	7	4	4
Independent Trustees and Chief Compliance Officer fees	2	11	19	16
Accounting services fee	9	46	60	63
Professional fees	22	18	20	23
Other	9	16	19	27
Total Expenses	276	1,719	2,196	2,224
Less:
Expenses in excess of limit	(18)	—	(56)	—
Total Net Expenses	258	1,719	2,140	2,224
Net Investment Income (Loss)	423	(567)	(853)	1,958

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(478)	32,556	53,978	7,097
Futures contracts	—	498	—	—
Written options	—	—	—	239
Swap agreements	—	—	1,508	(451)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(207)	(9,169)	(10,111)	(12,469)
Written options	—	—	—	150
Swap agreements	—	—	(378)	17
Net Realized and Unrealized Gain (Loss)	(685)	23,885	44,997	(5,417)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(262)	$23,318	$44,144	$(3,459)

*	Not shown due to rounding.

(1)	Effective April 30, 2018, the Portfolio’s name changed from Advantus Real Estate Securities to Securian Real Estate Securities.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	111

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate
(In thousands)	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,755	$1,278	$1,821	$1,195	$17,834	$11,459
Net realized gain on investments	5,000	3,790	4,393	3,528	51,214	37,067
Net change in unrealized appreciation (depreciation)	(3,777)	8,690	(4,570)	6,533	(52,289)	71,897
Net Increase in Net Assets Resulting from Operations	2,978	13,758	1,644	11,256	16,759	120,423

Distributions to Shareholders From:
Net investment income:
Class II	(1,280)	(686)	(1,197)	(813)	(11,471)	(6,745)
Net realized gains:
Class II	(3,787)	(5,308)	(3,524)	(4,589)	(37,048)	(47,759)
Total Distributions to Shareholders	(5,067)	(5,994)	(4,721)	(5,402)	(48,519)	(54,504)
Capital Share Transactions	(1,681)	(6,655)	(235)	(11,195)	(26,242)	(49,008)
Net Increase (Decrease) in Net Assets	(3,770)	1,109	(3,312)	(5,341)	(58,002)	16,911
Net Assets, Beginning of Period	75,765	74,656	108,918	114,259	877,382	860,471
Net Assets, End of Period	$71,995	$75,765	$105,606	$108,918	$819,380	$877,382
Undistributed net investment income	$1,747	$1,272	$1,812	$1,188	$17,776	$11,413

	Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Pathfinder Moderate – Managed Volatility
(In thousands)	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$22,899	$17,454	$4,613	$3,136	$12,362	$5,963
Net realized gain on investments	70,246	48,284	12,273	9,830	26,745	18,136
Net change in unrealized appreciation (depreciation)	(68,692)	96,068	(11,993)	18,077	(30,561)	47,266
Net Increase in Net Assets Resulting from Operations	24,453	161,806	4,893	31,043	8,546	71,365

Distributions to Shareholders From:
Net investment income:
Class II	(17,455)	(8,700)	(3,136)	(2,102)	(5,968)	(2,508)
Net realized gains:
Class II	(48,273)	(62,750)	(9,820)	(12,185)	(18,335)	(14,751)
Total Distributions to Shareholders	(65,728)	(71,450)	(12,956)	(14,287)	(24,303)	(17,259)
Capital Share Transactions	(15,638)	(57,768)	(7,391)	(26,463)	38,413	34,164
Net Increase (Decrease) in Net Assets	(56,913)	32,588	(15,454)	(9,707)	22,656	88,270
Net Assets, Beginning of Period	1,052,457	1,019,869	251,343	261,050	599,627	511,357
Net Assets, End of Period	$995,544	$1,052,457	$235,889	$251,343	$622,283	$599,627
Undistributed net investment income	$22,831	$17,387	$4,595	$3,118	$12,322	$5,928

See Accompanying Notes to Financial Statements.

112	SEMIANNUAL REPORT	2018

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Pathfinder Moderately Aggressive – Managed Volatility		Pathfinder Moderately Conservative – Managed Volatility		Asset Strategy(1)
(In thousands)	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,922	$1,195	$1,322	$676	$8,035	$3,256
Net realized gain (loss) on investments	4,725	2,850	3,013	2,172	48,958	(8,524)
Net change in unrealized appreciation (depreciation)	(5,033)	8,450	(3,329)	5,026	(40,094)	163,252
Net Increase in Net Assets Resulting from Operations	1,614	12,495	1,006	7,874	16,899	157,984

Distributions to Shareholders From:
Net investment income:
Class I	N/A	N/A	N/A	N/A	— *	(4)
Class II	(1,195)	(388)	(675)	(298)	(1,115)	(14,367)
Net realized gains:
Class I	N/A	N/A	N/A	N/A	—	—
Class II	(2,867)	(2,463)	(2,201)	(1,471)	—	—
Total Distributions to Shareholders	(4,062)	(2,851)	(2,876)	(1,769)	(1,115)	(14,371)
Capital Share Transactions	2,042	5,109	2,527	915	(81,240)	(161,207)
Net Increase (Decrease) in Net Assets	(406)	14,753	657	7,020	(65,456)	(17,594)
Net Assets, Beginning of Period	92,303	77,550	74,138	67,118	935,906	953,500
Net Assets, End of Period	$91,897	$92,303	$74,795	$74,138	$870,450	$935,906
Undistributed net investment income	$1,899	$1,172	$1,301	$654	$8,031	$1,566

	Balanced		Core Equity		Corporate Bond(2)
(In thousands)	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,647	$5,568	$1,257	$1,800	$7,069	$10,259
Net realized gain (loss) on investments	15,699	5,417	28,968	33,743	(1,379)	1,319
Net change in unrealized appreciation (depreciation)	(12,576)	27,900	(11,393)	46,168	(21,386)	5,516
Net Increase (Decrease) in Net Assets Resulting from Operations	5,770	38,885	18,832	81,711	(15,696)	17,094

Distributions to Shareholders From:
Net investment income:
Class II	(5,473)	(5,768)	(2,016)	(1,910)	(10,848)	(6,801)
Net realized gains:
Class II	(5,390)	(10,204)	(33,521)	(17,268)	(731)	(2,999)
Total Distributions to Shareholders	(10,863)	(15,972)	(35,537)	(19,178)	(11,579)	(9,800)
Capital Share Transactions	(11,362)	(21,478)	308,315	(37,436)	13,455	124,484
Net Increase (Decrease) in Net Assets	(16,455)	1,435	291,610	25,097	(13,820)	131,778
Net Assets, Beginning of Period	362,460	361,025	444,779	419,682	547,588	415,810
Net Assets, End of Period	$346,005	$362,460	$736,389	$444,779	$533,768	$547,588
Undistributed net investment income	$2,779	$5,605	$885	$1,639	$6,986	$10,765

*	Not shown due to rounding.

(1)	Consolidated Statements of Changes in Net Assets (See Note 5 in Notes to Financial Statements).

(2)	Effective April 30, 2018, the Portfolio’s name changed from Bond to Corporate Bond.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	113

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Energy		Global Bond		Global Equity Income(1)
(In thousands)	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(360)	$1,232	$360	$706	$4,901	$8,269
Net realized gain (loss) on investments	(3,429)	92	(35)	(147)	80,621	37,550
Net change in unrealized appreciation (depreciation)	10,015	(26,522)	(703)	389	(99,274)	29,124
Net Increase (Decrease) in Net Assets Resulting from Operations	6,226	(25,198)	(378)	948	(13,752)	74,943

Distributions to Shareholders From:
Net investment income:
Class I	—	(2)	N/A	N/A	N/A	N/A
Class II	—	(1,270)	(626)	(630)	(8,020)	(6,575)
Net realized gains:
Class I	—	—	N/A	N/A	N/A	N/A
Class II	—	—	—	N/A	(37,687)	(16,978)
Total Distributions to Shareholders	—	(1,272)	(626)	(630)	(45,707)	(23,553)
Capital Share Transactions	859	(1,107)	(337)	892	(141,426)	(33,469)
Net Increase (Decrease) in Net Assets	7,085	(27,577)	(1,341)	1,210	(200,885)	17,921
Net Assets, Beginning of Period	168,520	196,097	23,166	21,956	527,245	509,324
Net Assets, End of Period	$175,605	$168,520	$21,825	$23,166	$326,360	$527,245
Undistributed net investment income	$101	$464	$355	$620	$5,401	$8,375

	Global Growth		Government Money Market		Growth
(In thousands)	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,021	$2,004	$2,004	$2,127	$(179)	$418
Net realized gain (loss) on investments	88,569	25,607	38	(9)	129,767	99,533
Net change in unrealized appreciation (depreciation)	(59,750)	66,321	—	—	(39,257)	125,029
Net Increase in Net Assets Resulting from Operations	29,840	93,932	2,042	2,118	90,331	224,980

Distributions to Shareholders From:
Net investment income:
Class II	(1,967)	(213)	(2,004)	(2,127)	(292)	(2,229)
Net realized gains:
Class II	(25,221)	(11,360)	(2)	(24)	(99,537)	(79,352)
Total Distributions to Shareholders	(27,188)	(11,573)	(2,006)	(2,151)	(99,829)	(81,581)
Capital Share Transactions	(266,537)	(67,033)	47	(96,810)	(87,401)	(95,388)
Net Increase (Decrease) in Net Assets	(263,885)	15,326	83	(96,843)	(96,899)	48,011
Net Assets, Beginning of Period	423,597	408,271	317,027	413,870	883,423	835,412
Net Assets, End of Period	$159,712	$423,597	$317,110	$317,027	$786,524	$883,423
Undistributed (distributions in excess of) net investment income	$1,006	$1,900	$—	$—	$(286)	$185

(1)	Effective April 30, 2018, the Portfolio’s name changed from Dividend Opportunities to Global Equity Income.

See Accompanying Notes to Financial Statements.

114	SEMIANNUAL REPORT	2018

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	High Income		International Core Equity		Limited-Term Bond
(In thousands)	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$27,815	$60,140	$10,075	$10,487	$4,214	$6,837
Net realized gain (loss) on investments	(15,137)	2,619	36,924	31,845	(2,015)	(219)
Net change in unrealized appreciation (depreciation)	1,688	(1,748)	(68,891)	120,497	(3,980)	(1,166)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,366	61,011	(21,892)	162,829	(1,781)	5,452

Distributions to Shareholders From:
Net investment income:
Class I	(3,506)	(3,461)	N/A	N/A	N/A	N/A
Class II	(56,012)	(50,714)	(11,999)	(10,926)	(7,043)	(6,274)
Net realized gains:
Class I	—	—	N/A	N/A	N/A	N/A
Class II	—	—	(20,981)	N/A	—	N/A
Total Distributions to Shareholders	(59,518)	(54,175)	(32,980)	(10,926)	(7,043)	(6,274)
Capital Share Transactions	14,873	91,360	5,079	(53,365)	160,027	48,843
Net Increase (Decrease) in Net Assets	(30,279)	98,196	(49,793)	98,538	151,203	48,021
Net Assets, Beginning of Period	943,415	845,219	834,581	736,043	442,788	394,767
Net Assets, End of Period	$913,136	$943,415	$784,788	$834,581	$593,991	$442,788
Undistributed net investment income	$28,195	$59,568	$8,743	$10,398	$4,320	$7,149

	Micro Cap Growth		Mid Cap Growth		Natural Resources
(In thousands)	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(368)	$(647)	$(1,156)	$(2,225)	$467	$148
Net realized gain on investments	3,260	477	79,264	31,071	1,760	2,677
Net change in unrealized appreciation (depreciation)	12,283	5,870	(8,008)	130,796	(5,040)	547
Net Increase (Decrease) in Net Assets Resulting from Operations	15,175	5,700	70,100	159,642	(2,813)	3,372

Distributions to Shareholders From:
Net investment income:
Class I	—	—	—	—	N/A	N/A
Class II	—	—	—	—	(351)	(179)
Net realized gains:
Class I	—	(1)	(6,483)	(3,997)	N/A	N/A
Class II	—	(215)	(23,180)	(15,653)	—	N/A
Total Distributions to Shareholders	—	(216)	(29,663)	(19,650)	(351)	(179)
Capital Share Transactions	(1,522)	3,619	(13,461)	(39,555)	(10,224)	(15,986)
Net Increase (Decrease) in Net Assets	13,653	9,103	26,976	100,437	(13,388)	(12,793)
Net Assets, Beginning of Period	72,079	62,976	715,880	615,443	131,396	144,189
Net Assets, End of Period	$85,732	$72,079	$742,856	$715,880	$118,008	$131,396
Undistributed (distributions in excess of) net investment income	$(376)	$(8)	$(1,738)	$(586)	$448	$327

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	115

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Science and Technology		Securian Real Estate Securities(1)		Small Cap Core
(In thousands)	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(1,263)	$(3,028)	$423	$630	$(567)	$32
Net realized gain (loss) on investments	43,595	27,092	(478)	2,745	33,054	56,731
Net change in unrealized appreciation (depreciation)	13,885	136,142	(207)	(952)	(9,169)	(14,278)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,217	160,206	(262)	2,423	23,318	42,485

Distributions to Shareholders From:
Net investment income:
Class I	—	—	N/A	N/A	N/A	N/A
Class II	—	—	(628)	(601)	(353)	N/A
Net realized gains:
Class I	(2)	(29)	N/A	N/A	N/A	N/A
Class II	(1,728)	(50,952)	(2,688)	(5,614)	(55,882)	(39,265)
Total Distributions to Shareholders	(1,730)	(50,981)	(3,316)	(6,215)	(56,235)	(39,265)
Capital Share Transactions	(32,729)	21,079	1,524	(1,653)	(60,675)	(36,011)
Net Increase (Decrease) in Net Assets	21,758	130,304	(2,054)	(5,445)	(93,592)	(32,791)
Net Assets, Beginning of Period	644,764	514,460	43,373	48,818	315,541	348,332
Net Assets, End of Period	$666,522	$644,764	$41,319	$43,373	$221,949	$315,541
Undistributed (distributions in excess of) net investment income	$(1,986)	$(723)	$541	$746	$(544)	$376

	Small Cap Growth		Value
(In thousands)	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17	Six months ended 6-30-18 (Unaudited)	Year ended 12-31-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(853)	$(2,844)	$1,958	$6,592
Net realized gain on investments	55,486	61,757	6,885	13,832
Net change in unrealized appreciation (depreciation)	(10,489)	27,162	(12,302)	25,755
Net Increase (Decrease) in Net Assets Resulting from Operations	44,144	86,075	(3,459)	46,179

Distributions to Shareholders From:
Net investment income:
Class II	(1,510)	N/A	(7,704)	(4,974)
Net realized gains:
Class II	(58,210)	(10,680)	(12,385)	(6,746)
Total Distributions to Shareholders	(59,720)	(10,680)	(20,089)	(11,720)
Capital Share Transactions	(32,965)	(124,424)	108,039	17,898
Net Increase (Decrease) in Net Assets	(48,541)	(49,029)	84,491	52,357
Net Assets, Beginning of Period	376,819	425,848	431,589	379,232
Net Assets, End of Period	$328,278	$376,819	$516,080	$431,589
Undistributed (distributions in excess of) net investment income	$(1,320)	$1,043	$2,167	$7,913

(1)	Effective April 30, 2018, the Portfolio’s name changed from Advantus Real Estate Securities to Securian Real Estate Securities.

See Accompanying Notes to Financial Statements.

116	SEMIANNUAL REPORT	2018

This page intentionally left blank.

2018	SEMIANNUAL REPORT	117

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Pathfinder Aggressive Class II Shares
Six-month period ended 6-30-2018 (unaudited)	$5.16	$0.12	$0.09	$0.21	$(0.09)	$(0.28)	$(0.37)
Year ended 12-31-2017	4.68	0.08	0.80	0.88	(0.05)	(0.35)	(0.40)
Year ended 12-31-2016	5.05	0.04	0.15	0.19	(0.07)	(0.49)	(0.56)
Year ended 12-31-2015	5.73	0.07	(0.01)	0.06	(0.16)	(0.58)	(0.74)
Year ended 12-31-2014	5.95	0.16	0.10	0.26	(0.05)	(0.43)	(0.48)
Year ended 12-31-2013	5.04	0.05	1.27	1.32	(0.07)	(0.34)	(0.41)

Pathfinder Conservative Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.16	0.09	(0.02)	0.07	(0.06)	(0.17)	(0.23)
Year ended 12-31-2017	4.90	0.05	0.46	0.51	(0.04)	(0.21)	(0.25)
Year ended 12-31-2016	5.15	0.04	0.09	0.13	(0.06)	(0.32)	(0.38)
Year ended 12-31-2015	5.54	0.06	(0.03)	0.03	(0.06)	(0.36)	(0.42)
Year ended 12-31-2014	5.77	0.06	0.12	0.18	(0.06)	(0.35)	(0.41)
Year ended 12-31-2013	5.33	0.06	0.70	0.76	(0.08)	(0.24)	(0.32)

Pathfinder Moderate Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.40	0.11	(0.01)	0.10	(0.08)	(0.24)	(0.32)
Year ended 12-31-2017	5.02	0.07	0.64	0.71	(0.04)	(0.29)	(0.33)
Year ended 12-31-2016	5.34	0.04	0.13	0.17	(0.07)	(0.42)	(0.49)
Year ended 12-31-2015	5.87	0.07	(0.02)	0.05	(0.10)	(0.48)	(0.58)
Year ended 12-31-2014	6.14	0.10	0.14	0.24	(0.07)	(0.44)	(0.51)
Year ended 12-31-2013	5.33	0.07	1.02	1.09	(0.07)	(0.21)	(0.28)

Pathfinder Moderately Aggressive Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.59	0.12	0.01	0.13	(0.10)	(0.27)	(0.37)
Year ended 12-31-2017	5.14	0.09	0.74	0.83	(0.05)	(0.33)	(0.38)
Year ended 12-31-2016	5.50	0.04	0.17	0.21	(0.09)	(0.48)	(0.57)
Year ended 12-31-2015	6.14	0.09	(0.06)	0.03	(0.14)	(0.53)	(0.67)
Year ended 12-31-2014	6.38	0.14	0.14	0.28	(0.07)	(0.45)	(0.52)
Year ended 12-31-2013	5.45	0.07	1.19	1.26	(0.07)	(0.26)	(0.33)

Pathfinder Moderately Conservative Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.32	0.10	0.00 *	0.10	(0.07)	(0.22)	(0.29)
Year ended 12-31-2017	4.99	0.06	0.56	0.62	(0.04)	(0.25)	(0.29)
Year ended 12-31-2016	5.30	0.04	0.10	0.14	(0.07)	(0.38)	(0.45)
Year ended 12-31-2015	5.80	0.07	(0.03)	0.04	(0.09)	(0.45)	(0.54)
Year ended 12-31-2014	6.03	0.08	0.14	0.22	(0.06)	(0.39)	(0.45)
Year ended 12-31-2013	5.41	0.06	0.87	0.93	(0.08)	(0.23)	(0.31)

Pathfinder Moderate - Managed Volatility Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.78	0.12	(0.03)	0.09	(0.06)	(0.17)	(0.23)
Year ended 12-31-2017	5.25	0.06	0.65	0.71	(0.03)	(0.15)	(0.18)
Year ended 12-31-2016	5.37	0.03	0.06	0.09	(0.03)	(0.18)	(0.21)
Year ended 12-31-2015	5.39	0.05	(0.07)	(0.02)	—	—	—
Year ended 12-31-2014	5.37	0.06	0.14	0.20	(0.03)	(0.15)	(0.18)
Year ended 12-31-2013(4)	5.00	(0.01)	0.38	0.37	—	— *	— *

Pathfinder Moderately Aggressive - Managed Volatility Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.66	0.12	(0.03)	0.09	(0.07)	(0.18)	(0.25)
Year ended 12-31-2017	5.06	0.07	0.71	0.78	(0.02)	(0.16)	(0.18)
Year ended 12-31-2016	5.25	0.03	0.09	0.12	(0.05)	(0.26)	(0.31)
Year ended 12-31-2015	5.29	0.06	(0.10)	(0.04)	—	—	—
Year ended 12-31-2014	5.41	0.09	0.11	0.20	(0.07)	(0.25)	(0.32)
Year ended 12-31-2013(4)	5.00	(0.02)	0.43	0.41	—	— *	— *

Pathfinder Moderately Conservative - Managed Volatility Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.55	0.10	(0.02)	0.08	(0.05)	(0.17)	(0.22)
Year ended 12-31-2017	5.10	0.05	0.53	0.58	(0.02)	(0.11)	(0.13)
Year ended 12-31-2016	5.23	0.02	0.04	0.06	(0.03)	(0.16)	(0.19)
Year ended 12-31-2015	5.27	0.04	(0.07)	(0.03)	—	(0.01)	(0.01)
Year ended 12-31-2014	5.31	0.04	0.11	0.15	(0.03)	(0.16)	(0.19)
Year ended 12-31-2013(4)	5.00	(0.02)	0.33	0.31	—	— *	— *

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	For the period from August 1, 2013 (commencement of operations of the Portfolio) through December 31, 2013.

(5)	Ratios of expenses to average net assets excluding offering costs was 0.26%.

(6)	Ratios of expenses to average net assets excluding offering costs was 0.29%.

(7)	Ratios of expenses to average net assets excluding offering costs was 0.33%.

(8)	Ratios of expenses to average net assets excluding offering costs was 0.36%.

(9)	Ratios of expenses to average net assets excluding offering costs was 0.35%.

(10)	Portfolio turnover is calculated at the portfolio level. Percentage indicated was calculated for the period ended December 31, 2013.

118	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Pathfinder Aggressive Class II Shares
Six-month period ended 6-30-2018 (unaudited)	$5.00	3.99%	$72	0.10	%(3)	4.76	%(3)	44%
Year ended 12-31-2017	5.16	19.83	76	0.07		1.68		20
Year ended 12-31-2016	4.68	4.80	75	0.08		0.88		23
Year ended 12-31-2015	5.05	0.34	85	0.07		1.36		13
Year ended 12-31-2014	5.73	4.86	85	0.07		2.73		28
Year ended 12-31-2013	5.95	27.13	86	0.07		0.96		38

Pathfinder Conservative Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.00	1.52	106	0.08	(3)	3.42	(3)	31
Year ended 12-31-2017	5.16	10.51	109	0.06		1.06		30
Year ended 12-31-2016	4.90	2.84	114	0.07		0.71		26
Year ended 12-31-2015	5.15	0.45	117	0.06		1.09		17
Year ended 12-31-2014	5.54	3.39	122	0.06		1.13		30
Year ended 12-31-2013	5.77	14.75	121	0.07		1.15		66

Pathfinder Moderate Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.18	1.93	819	0.04	(3)	4.21	(3)	30
Year ended 12-31-2017	5.40	14.70	877	0.03		1.30		22
Year ended 12-31-2016	5.02	3.65	860	0.03		0.78		19
Year ended 12-31-2015	5.34	0.32	893	0.03		1.22		13
Year ended 12-31-2014	5.87	4.24	928	0.03		1.69		24
Year ended 12-31-2013	6.14	20.83	922	0.03		1.15		39

Pathfinder Moderately Aggressive Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.35	2.33	996	0.03	(3)	4.46	(3)	33
Year ended 12-31-2017	5.59	16.72	1,052	0.03		1.66		20
Year ended 12-31-2016	5.14	4.52	1,020	0.04		0.85		17
Year ended 12-31-2015	5.50	0.06	1,054	0.03		1.50		12
Year ended 12-31-2014	6.14	4.61	1,098	0.03		2.30		23
Year ended 12-31-2013	6.38	23.81	1,089	0.03		1.15		33

Pathfinder Moderately Conservative Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.13	1.99	236	0.06	(3)	3.79	(3)	27
Year ended 12-31-2017	5.32	12.77	251	0.05		1.22		24
Year ended 12-31-2016	4.99	3.10	261	0.05		0.80		16
Year ended 12-31-2015	5.30	0.33	272	0.04		1.20		16
Year ended 12-31-2014	5.80	3.88	291	0.04		1.43		27
Year ended 12-31-2013	6.03	17.71	300	0.05		1.09		46

Pathfinder Moderate - Managed Volatility Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.64	1.43	622	0.23	(3)	4.06	(3)	24
Year ended 12-31-2017	5.78	13.80	600	0.23		1.07		21
Year ended 12-31-2016	5.25	1.81	511	0.24		0.55		14
Year ended 12-31-2015	5.37	-0.43	396	0.24		0.88		7
Year ended 12-31-2014	5.39	3.75	203	0.28	(5)	1.06		23
Year ended 12-31-2013(4)	5.37	7.50	34	0.58	(3)(6)	-0.57	(3)	18	(10)

Pathfinder Moderately Aggressive - Managed Volatility Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.50	1.75	92	0.28	(3)	4.16	(3)	31
Year ended 12-31-2017	5.66	15.70	92	0.27		1.38		19
Year ended 12-31-2016	5.06	2.36	78	0.31		0.56		12
Year ended 12-31-2015	5.25	-0.71	67	0.30		1.13		7
Year ended 12-31-2014	5.29	3.91	43	0.41	(7)	1.74		32
Year ended 12-31-2013(4)	5.41	8.27	10	1.04	(3)(8)	-1.03	(3)	15	(10)

Pathfinder Moderately Conservative - Managed Volatility Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.41	1.36	75	0.30	(3)	3.57	(3)	24
Year ended 12-31-2017	5.55	11.84	74	0.27		0.96		26
Year ended 12-31-2016	5.10	1.21	67	0.30		0.49		11
Year ended 12-31-2015	5.23	-0.52	54	0.30		0.78		9
Year ended 12-31-2014	5.27	3.06	31	0.47	(8)	0.76		36
Year ended 12-31-2013(4)	5.31	6.29	10	0.98	(3)(9)	-0.97	(3)	21	(10)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	119

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Asset Strategy Class I Shares
Six-month period ended 6-30-2018 (unaudited)	$9.37	$0.10	$0.07	$0.17	$(0.01)	$—	$(0.01)
Year ended 12-31-2017(5)	8.57	0.08	0.88	0.96	(0.16)	—	(0.16)

Class II Shares
Six-month period ended 6-30-2018 (unaudited)	9.37	0.08	0.08	0.16	(0.01)	—	(0.01)
Year ended 12-31-2017	8.04	0.03	1.44	1.47	(0.14)	—	(0.14)
Year ended 12-31-2016	8.30	0.06	(0.27)	(0.21)	(0.05)	—	(0.05)
Year ended 12-31-2015	10.87	0.08	(0.77)	(0.69)	(0.04)	(1.84)	(1.88)
Year ended 12-31-2014	13.25	0.11	(0.78)	(0.67)	(0.06)	(1.65)	(1.71)
Year ended 12-31-2013	10.73	0.10	2.57	2.67	(0.15)	—	(0.15)

Balanced Class II Shares
Six-month period ended 6-30-2018 (unaudited)	7.95	0.06	0.07	0.13	(0.13)	(0.12)	(0.25)
Year ended 12-31-2017	7.47	0.12	0.70	0.82	(0.12)	(0.22)	(0.34)
Year ended 12-31-2016	8.76	0.11	0.00 *	0.11	(0.12)	(1.28)	(1.40)
Year ended 12-31-2015	10.19	0.12	(0.09)	0.03	(0.09)	(1.37)	(1.46)
Year ended 12-31-2014	10.46	0.09	0.64	0.73	(0.10)	(0.90)	(1.00)
Year ended 12-31-2013	9.37	0.10	2.01	2.11	(0.15)	(0.87)	(1.02)

Core Equity Class II Shares
Six-month period ended 6-30-2018 (unaudited)	12.30	0.03	0.62	0.65	(0.06)	(0.98)	(1.04)
Year ended 12-31-2017	10.67	0.05	2.09	2.14	(0.05)	(0.46)	(0.51)
Year ended 12-31-2016	11.75	0.05	0.32	0.37	(0.05)	(1.40)	(1.45)
Year ended 12-31-2015	14.18	0.05	(0.06)	(0.01)	(0.05)	(2.37)	(2.42)
Year ended 12-31-2014	15.13	0.05	1.24	1.29	(0.08)	(2.16)	(2.24)
Year ended 12-31-2013	12.38	0.07	3.88	3.95	(0.07)	(1.13)	(1.20)

Corporate Bond Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.35	0.07	(0.22)	(0.15)	(0.11)	(0.01)	(0.12)
Year ended 12-31-2017	5.27	0.12	0.08	0.20	(0.08)	(0.04)	(0.12)
Year ended 12-31-2016	5.20	0.12	0.09	0.21	(0.13)	(0.01)	(0.14)
Year ended 12-31-2015	5.34	0.10	(0.09)	0.01	(0.15)	—	(0.15)
Year ended 12-31-2014	5.49	0.13	0.10	0.23	(0.21)	(0.17)	(0.38)
Year ended 12-31-2013	5.90	0.14	(0.26)	(0.12)	(0.20)	(0.09)	(0.29)

Energy Class I Shares
Six-month period ended 6-30-2018 (unaudited)	5.87	(0.01)	0.24	0.23	—	—	—
Year ended 12-31-2017(5)	5.84	0.06	0.02	0.08	(0.05)	—	(0.05)

Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.87	(0.01)	0.24	0.23	—	—	—
Year ended 12-31-2017	6.77	0.04	(0.90)	(0.86)	(0.04)	—	(0.04)
Year ended 12-31-2016	5.04	(0.02)	1.76	1.74	(0.01)	—	(0.01)
Year ended 12-31-2015	6.51	0.00 *	(1.44)	(1.44)	— *	(0.03)	(0.03)
Year ended 12-31-2014	7.50	(0.01)	(0.73)	(0.74)	—	(0.25)	(0.25)
Year ended 12-31-2013	5.89	(0.02)	1.65	1.63	—	(0.02)	(0.02)

Global Bond Class II Shares
Six-month period ended 6-30-2018 (unaudited)	4.96	0.08	(0.16)	(0.08)	(0.14)	—	(0.14)
Year ended 12-31-2017	4.89	0.15	0.06	0.21	(0.14)	—	(0.14)
Year ended 12-31-2016	4.74	0.16	0.17	0.33	(0.18)	—	(0.18)
Year ended 12-31-2015	5.05	0.19	(0.31)	(0.12)	(0.19)	—	(0.19)
Year ended 12-31-2014	5.16	0.19	(0.18)	0.01	(0.12)	—	(0.12)
Year ended 12-31-2013	5.07	0.15	(0.06)	0.09	—	—	—

Global Equity Income Class II Shares
Six-month period ended 6-30-2018 (unaudited)	8.58	0.09	(0.39)	(0.30)	(0.14)	(0.64)	(0.78)
Year ended 12-31-2017	7.79	0.13	1.03	1.16	(0.10)	(0.27)	(0.37)
Year ended 12-31-2016	7.82	0.11	0.40	0.51	(0.10)	(0.44)	(0.54)
Year ended 12-31-2015	9.05	0.09	(0.23)	(0.14)	(0.11)	(0.98)	(1.09)
Year ended 12-31-2014	9.04	0.12	0.71	0.83	(0.10)	(0.72)	(0.82)
Year ended 12-31-2013	7.24	0.10	2.01	2.11	(0.13)	(0.18)	(0.31)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 28, 2017 (commencement of operations of the Portfolio) through December 31, 2017.

(6)	Portfolio turnover is calculated at the portfolio level. Percentage indicated was calculated for the period ended December 31, 2017.

    .

120	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Asset Strategy Class I Shares
Six-month period ended 6-30-2018 (unaudited)	$9.53	1.85%	$—	*	0.76	%(4)	2.04	%(4)	—%		—%		31%
Year ended 12-31-2017(5)	9.37	11.16	—	*	0.74	(4)	1.30	(4)	—		—		39	(6)

Class II Shares
Six-month period ended 6-30-2018 (unaudited)	9.52	1.73	870		1.01	(4)	1.77	(4)	—		—		31
Year ended 12-31-2017	9.37	18.27	936		1.02		0.35		—		—		39
Year ended 12-31-2016	8.04	-2.57	954		1.01		0.70		1.02		0.69		68
Year ended 12-31-2015	8.30	-8.35	1,268		0.98		0.81		0.99		0.80		70
Year ended 12-31-2014	10.87	-5.26	1,600		0.97		0.94		0.98		0.93		130
Year ended 12-31-2013	13.25	25.13	1,704		0.97		0.82		0.98		0.81		64

Balanced Class II Shares
Six-month period ended 6-30-2018 (unaudited)	7.83	1.61	346		1.02	(4)	1.50	(4)	—		—		26
Year ended 12-31-2017	7.95	11.37	362		1.01		1.54		—		—		48
Year ended 12-31-2016	7.47	2.03	361		1.01		1.53		—		—		54
Year ended 12-31-2015	8.76	-0.32	383		1.00		1.28		—		—		44
Year ended 12-31-2014	10.19	7.57	415		1.01		0.90		—		—		43
Year ended 12-31-2013	10.46	23.70	418		1.01		0.99		—		—		38

Core Equity Class II Shares
Six-month period ended 6-30-2018 (unaudited)	11.91	5.32	736		0.95	(4)	0.51	(4)	1.01		0.45		33
Year ended 12-31-2017	12.30	20.75	445		0.95		0.42		1.00		0.37		78
Year ended 12-31-2016	10.67	3.74	420		0.95		0.45		1.01		0.39		75
Year ended 12-31-2015	11.75	-0.69	454		0.95		0.38		1.00		0.33		60
Year ended 12-31-2014	14.18	9.68	505		0.95		0.34		1.00		0.29		57
Year ended 12-31-2013	15.13	33.51	500		0.96		0.55		1.01		0.50		70

Corporate Bond Class II Shares
Six-month period ended 6-30-2018 (unaudited)	5.08	-2.91	534		0.78	(4)	2.69	(4)	—		—		15
Year ended 12-31-2017	5.35	4.01	548		0.78		2.32		—		—		66
Year ended 12-31-2016	5.27	4.03	416		0.79		2.17		—		—		84
Year ended 12-31-2015	5.20	0.20	280		0.78		1.87		—		—		59
Year ended 12-31-2014	5.34	4.34	310		0.78		2.43		—		—		28
Year ended 12-31-2013	5.49	-2.09	314		0.78		2.50		—		—		48

Energy Class I Shares
Six-month period ended 6-30-2018 (unaudited)	6.10	3.99	—	*	0.94	(4)	-0.18	(4)	0.95	(4)	-0.19	(4)	20
Year ended 12-31-2017(5)	5.87	1.55	—	*	0.92	(4)	1.70	(4)	—		—		22	(6)

Class II Shares
Six-month period ended 6-30-2018 (unaudited)	6.10	3.86	176		1.19	(4)	-0.43	(4)	—		—		20
Year ended 12-31-2017	5.87	-12.64	169		1.19		0.75		—		—		22
Year ended 12-31-2016	6.77	34.55	196		1.19		-0.27		—		—		31
Year ended 12-31-2015	5.04	-22.14	117		1.20		0.08		—		—		34
Year ended 12-31-2014	6.51	-10.56	118		1.18		-0.10		—		—		21
Year ended 12-31-2013	7.50	27.76	99		1.23		-0.24		—		—		33

Global Bond Class II Shares
Six-month period ended 6-30-2018 (unaudited)	4.74	-1.65	22		0.60	(4)	3.24	(4)	1.22	(4)	2.62	(4)	20
Year ended 12-31-2017	4.96	4.27	23		0.50		3.08		1.12		2.46		—	*
Year ended 12-31-2016	4.89	7.04	22		0.50		3.28		1.13		2.65		18
Year ended 12-31-2015	4.74	-2.65	20		0.51		3.80		1.14		3.17		26
Year ended 12-31-2014	5.05	0.18	19		0.48		3.69		1.11		3.06		37
Year ended 12-31-2013	5.16	1.74	16		0.63		3.00		1.26		2.37		26

Global Equity Income Class II Shares
Six-month period ended 6-30-2018 (unaudited)	7.50	-3.83	326		1.01	(4)	2.05	(4)	—		—		64
Year ended 12-31-2017	8.58	15.56	527		1.00		1.60		—		—		35
Year ended 12-31-2016	7.79	6.95	509		1.01		1.43		—		—		59
Year ended 12-31-2015	7.82	-2.06	515		1.00		1.14		—		—		50
Year ended 12-31-2014	9.05	9.84	511		1.00		1.33		—		—		42
Year ended 12-31-2013	9.04	29.61	484		1.00		1.23		—		—		53

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	121

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Global Growth Class II Shares
Six-month period ended 6-30-2018 (unaudited)	$9.87	$0.03	$0.55	$0.58	$(0.05)	$(0.62)	$(0.67)
Year ended 12-31-2017	8.14	0.04	1.93	1.97	— *	(0.24)	(0.24)
Year ended 12-31-2016	8.68	0.01	(0.28)	(0.27)	(0.02)	(0.25)	(0.27)
Year ended 12-31-2015	8.84	0.02	0.31	0.33	(0.04)	(0.45)	(0.49)
Year ended 12-31-2014	9.81	0.09	0.01	0.10	(0.21)	(0.86)	(1.07)
Year ended 12-31-2013	8.46	0.09	1.51	1.60	(0.08)	(0.17)	(0.25)

Government Money Market Class II Shares
Six-month period ended 6-30-2018 (unaudited)	1.00	0.01	0.00	0.01	(0.01)	— *	(0.01)
Year ended 12-31-2017	1.00	0.01	0.00 *	0.01	(0.01)	— *	(0.01)
Year ended 12-31-2016	1.00	0.00 *	0.00 *	0.00 *	— *	— *	— *
Year ended 12-31-2015	1.00	0.00 *	0.00 *	0.00 *	— *	—	— *
Year ended 12-31-2014	1.00	0.00 *	0.00 *	0.00 *	— *	—	— *
Year ended 12-31-2013	1.00	0.00 *	0.00 *	0.00 *	— *	—	— *

Growth Class II Shares
Six-month period ended 6-30-2018 (unaudited)	12.09	0.00 *	1.23	1.23	— *	(1.43)	(1.43)
Year ended 12-31-2017	10.30	0.01	2.84	2.85	(0.03)	(1.03)	(1.06)
Year ended 12-31-2016	11.42	0.03	0.03	0.06	— *	(1.18)	(1.18)
Year ended 12-31-2015	12.08	0.00 *	0.85	0.85	(0.01)	(1.50)	(1.51)
Year ended 12-31-2014	13.33	0.01	1.28	1.29	(0.06)	(2.48)	(2.54)
Year ended 12-31-2013	10.63	0.03	3.65	3.68	(0.05)	(0.93)	(0.98)

High Income Class I Shares
Six-month period ended 6-30-2018 (unaudited)	3.65	0.11	(0.05)	0.06	(0.24)	—	(0.24)
Year ended 12-31-2017(5)	3.73	0.16	(0.03)	0.13	(0.21)	—	(0.21)

Class II Shares
Six-month period ended 6-30-2018 (unaudited)	3.64	0.11	(0.06)	0.05	(0.23)	—	(0.23)
Year ended 12-31-2017	3.61	0.23	0.01	0.24	(0.21)	—	(0.21)
Year ended 12-31-2016	3.35	0.24	0.28	0.52	(0.26)	—	(0.26)
Year ended 12-31-2015	3.85	0.26	(0.48)	(0.22)	(0.24)	(0.04)	(0.28)
Year ended 12-31-2014	4.00	0.25	(0.17)	0.08	(0.20)	(0.03)	(0.23)
Year ended 12-31-2013	3.80	0.27	0.12	0.39	(0.19)	—	(0.19)

International Core Equity Class II Shares
Six-month period ended 6-30-2018 (unaudited)	18.58	0.23	(0.69)	(0.46)	(0.28)	(0.49)	(0.77)
Year ended 12-31-2017	15.30	0.23	3.29	3.52	(0.24)	—	(0.24)
Year ended 12-31-2016	15.53	0.24	(0.11)	0.13	(0.20)	(0.16)	(0.36)
Year ended 12-31-2015	18.00	0.20	(0.06)	0.14	(0.24)	(2.37)	(2.61)
Year ended 12-31-2014	19.75	0.24	0.10	0.34	(0.51)	(1.58)	(2.09)
Year ended 12-31-2013	16.07	0.27	3.70	3.97	(0.29)	—	(0.29)

Limited Term Bond Class II Shares
Six-month period ended 6-30-2018 (unaudited)	4.88	0.04	(0.06)	(0.02)	(0.08)	—	(0.08)
Year ended 12-31-2017	4.89	0.08	(0.01)	0.07	(0.08)	—	(0.08)
Year ended 12-31-2016	4.87	0.08	0.01	0.09	(0.07)	—	(0.07)
Year ended 12-31-2015	4.90	0.06	(0.02)	0.04	(0.07)	—	(0.07)
Year ended 12-31-2014	4.89	0.07	(0.02)	0.05	(0.03)	(0.01)	(0.04)
Year ended 12-31-2013	4.92	0.05	(0.08)	(0.03)	—	— *	— *

Micro Cap Growth Class I Shares
Six-month period ended 6-30-2018 (unaudited)	22.46	(0.09)	5.03	4.94	—	—	—
Year ended 12-31-2017(5)	21.13	(0.09)	1.49	1.40	—	(0.07)	(0.07)

Class II Shares
Six-month period ended 6-30-2018 (unaudited)	22.42	(0.12)	5.02	4.90	—	—	—
Year ended 12-31-2017	20.66	(0.20)	2.03	1.83	—	(0.07)	(0.07)
Year ended 12-31-2016	20.62	(0.19)	2.37	2.18	—	(2.14)	(2.14)
Year ended 12-31-2015	26.73	(0.26)	(1.69)	(1.95)	—	(4.16)	(4.16)
Year ended 12-31-2014	31.78	(0.32)	(0.66)	(0.98)	—	(4.07)	(4.07)
Year ended 12-31-2013	21.13	(0.31)	12.05	11.74	—	(1.09)	(1.09)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 28, 2017 (commencement of operations of the Portfolio) through December 31, 2017.

(6)	Portfolio turnover is calculated at the portfolio level. Percentage indicated was calculated for the period ended December 31, 2017.

    .

122	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Global Growth Class II Shares
Six-month period ended 6-30-2018 (unaudited)	$9.78	5.80%	$160		1.13	%(4)	0.53	%(4)	1.18	%(4)	0.48	%(4)	20%
Year ended 12-31-2017	9.87	24.52	424		1.14		0.47		1.17		0.44		54
Year ended 12-31-2016	8.14	-3.04	408		1.13		0.09		1.16		0.06		71
Year ended 12-31-2015	8.68	3.39	507		1.14		0.23		1.17		0.20		54
Year ended 12-31-2014	8.84	0.96	431		1.13		0.93		1.16		0.90		65
Year ended 12-31-2013	9.81	19.23	419		1.14		1.06		1.17		1.03		49

Government Money Market Class II Shares
Six-month period ended 6-30-2018 (unaudited)	1.00	0.64	317		0.40	(4)	1.29	(4)	0.41	(4)	1.28	(4)	—
Year ended 12-31-2017	1.00	0.59	317		0.41		0.56		0.42		0.55		—
Year ended 12-31-2016	1.00	0.13	414		0.45		0.13		0.46		0.12		—
Year ended 12-31-2015	1.00	0.02	539		0.20		0.02		0.45		-0.23		—
Year ended 12-31-2014	1.00	0.02	512		0.15		0.02		0.45		-0.28		—
Year ended 12-31-2013	1.00	0.02	605		0.19		0.02		0.45		-0.24		—

Growth Class II Shares
Six-month period ended 6-30-2018 (unaudited)	11.89	10.35	787		1.00	(4)	-0.04	(4)	—		—		17
Year ended 12-31-2017	12.09	29.34	883		0.99		0.05		—		—		41
Year ended 12-31-2016	10.30	1.22	835		0.98		0.26		1.00		0.24		53
Year ended 12-31-2015	11.42	7.17	897		0.96		0.03		0.99		—		30
Year ended 12-31-2014	12.08	11.81	871		0.96		0.10		0.99		0.07		26
Year ended 12-31-2013	13.33	36.46	1,201		0.96		0.30		0.99		0.27		43

High Income Class I Shares
Six-month period ended 6-30-2018 (unaudited)	3.47	1.66	50		0.66	(4)	6.20	(4)	0.66	(4)	6.20	(4)	23
Year ended 12-31-2017(5)	3.65	3.42	56		0.66	(4)	6.53	(4)	—		—		52	(6)

Class II Shares
Six-month period ended 6-30-2018 (unaudited)	3.46	1.53	863		0.91	(4)	5.96	(4)	—		—		23
Year ended 12-31-2017	3.64	6.68	887		0.91		6.22		—		—		52
Year ended 12-31-2016	3.61	16.19	845		0.89		6.97		0.92		6.94		36
Year ended 12-31-2015	3.35	-6.50	725		0.89		7.01		0.92		6.98		44
Year ended 12-31-2014	3.85	1.90	818		0.88		6.31		0.91		6.28		55
Year ended 12-31-2013	4.00	10.50	689		0.88		6.99		0.93		6.94		84

International Core Equity Class II Shares
Six-month period ended 6-30-2018 (unaudited)	17.35	-2.74	785		1.16	(4)	2.47	(4)	—		—		22
Year ended 12-31-2017	18.58	23.16	835		1.16		1.33		—		—		59
Year ended 12-31-2016	15.30	1.08	736		1.17		1.60		—		—		77
Year ended 12-31-2015	15.53	-0.94	675		1.16		1.18		—		—		87
Year ended 12-31-2014	18.00	1.44	656		1.16		1.28		—		—		102
Year ended 12-31-2013	19.75	24.91	672		1.16		1.51		—		—		92

Limited Term Bond Class II Shares
Six-month period ended 6-30-2018 (unaudited)	4.78	-0.48	594		0.80	(4)	1.85	(4)	—		—		32
Year ended 12-31-2017	4.88	1.40	443		0.80		1.62		—		—		55
Year ended 12-31-2016	4.89	1.94	395		0.81		1.53		—		—		60
Year ended 12-31-2015	4.87	0.87	385		0.80		1.31		—		—		44
Year ended 12-31-2014	4.90	0.97	474		0.80		1.38		—		—		34
Year ended 12-31-2013	4.89	-0.54	437		0.82		1.14		—		—		25

Micro Cap Growth Class I Shares
Six-month period ended 6-30-2018 (unaudited)	27.40	21.99	1		1.11	(4)	-0.75	(4)	1.12	(4)	-0.76	(4)	17
Year ended 12-31-2017(5)	22.46	6.62	—	*	1.05	(4)	-0.64	(4)	—		—		37	(6)

Class II Shares
Six-month period ended 6-30-2018 (unaudited)	27.32	21.84	85		1.36	(4)	-0.98	(4)	—		—		17
Year ended 12-31-2017	22.42	8.83	72		1.32		-0.90		—		—		37
Year ended 12-31-2016	20.66	13.29	63		1.34		-1.01		—		—		45
Year ended 12-31-2015	20.62	-9.16	59		1.33		-1.11		—		—		79
Year ended 12-31-2014	26.73	-1.74	72		1.32		-1.16		—		—		51
Year ended 12-31-2013	31.78	57.28	79		1.34		-1.19		—		—		61

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	123

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Mid Cap Growth Class I Shares
Six-month period ended 6-30-2018 (unaudited)	$11.63	$(0.01)	$1.34	$1.33	$—	$(0.60)	$(0.60)
Year ended 12-31-2017(5)	10.30	0.00 *	1.64	1.64	—	(0.31)	(0.31)

Class II Shares
Six-month period ended 6-30-2018 (unaudited)	11.61	(0.02)	1.33	1.31	—	(0.58)	(0.58)
Year ended 12-31-2017	9.44	(0.04)	2.52	2.48	—	(0.31)	(0.31)
Year ended 12-31-2016	9.42	(0.01)	0.55	0.54	—	(0.52)	(0.52)
Year ended 12-31-2015	10.84	(0.01)	(0.52)	(0.53)	—	(0.89)	(0.89)
Year ended 12-31-2014	10.72	(0.04)	0.82	0.78	—	(0.66)	(0.66)
Year ended 12-31-2013	8.54	(0.04)	2.54	2.50	—	(0.32)	(0.32)

Natural Resources Class II Shares
Six-month period ended 6-30-2018 (unaudited)	4.63	0.02	(0.12)	(0.10)	(0.01)	—	(0.01)
Year ended 12-31-2017	4.50	0.00 *	0.14	0.14	(0.01)	—	(0.01)
Year ended 12-31-2016	3.66	0.01	0.86	0.87	(0.03)	—	(0.03)
Year ended 12-31-2015	4.72	0.02	(1.08)	(1.06)	— *	—	— *
Year ended 12-31-2014	5.43	0.01	(0.72)	(0.71)	—	—	—
Year ended 12-31-2013	5.04	0.00 *	0.39	0.39	—	—	—

Science and Technology Class I Shares
Six-month period ended 6-30-2018 (unaudited)	27.05	(0.02)	2.47	2.45	—	(0.08)	(0.08)
Year ended 12-31-2017(5)	25.22	(0.04)	4.16	4.12	—	(2.30)	(2.30)

Class II Shares
Six-month period ended 6-30-2018 (unaudited)	27.04	(0.05)	2.47	2.42	—	(0.08)	(0.08)
Year ended 12-31-2017	22.34	(0.13)	7.08	6.95	—	(2.25)	(2.25)
Year ended 12-31-2016	22.96	(0.11)	0.34	0.23	—	(0.85)	(0.85)
Year ended 12-31-2015	25.02	(0.15)	(0.41)	(0.56)	—	(1.50)	(1.50)
Year ended 12-31-2014	26.58	(0.13)	0.74	0.61	—	(2.17)	(2.17)
Year ended 12-31-2013	18.10	(0.11)	9.89	9.78	—	(1.30)	(1.30)

Securian Real Estate Securities Class II Shares
Six-month period ended 6-30-2018 (unaudited)	7.64	0.07	(0.14)	(0.07)	(0.11)	(0.49)	(0.60)
Year ended 12-31-2017	8.40	0.11	0.27	0.38	(0.11)	(1.03)	(1.14)
Year ended 12-31-2016	8.98	0.10	0.25	0.35	(0.10)	(0.84)	(0.94)
Year ended 12-31-2015	9.59	0.10	0.31	0.41	(0.10)	(0.92)	(1.02)
Year ended 12-31-2014	7.90	0.10	2.20	2.30	(0.09)	(0.52)	(0.61)
Year ended 12-31-2013	7.89	0.08	0.02	0.10	(0.09)	—	(0.09)

Small Cap Core Class II Shares
Six-month period ended 6-30-2018 (unaudited)	18.32	(0.03)	1.35	1.32	(0.02)	(3.36)	(3.38)
Year ended 12-31-2017	18.34	0.00 *	2.21	2.21	—	(2.23)	(2.23)
Year ended 12-31-2016	15.66	0.01	4.17	4.18	(0.07)	(1.43)	(1.50)
Year ended 12-31-2015	17.98	0.05	(0.95)	(0.90)	(0.02)	(1.40)	(1.42)
Year ended 12-31-2014	19.90	(0.01)	1.19	1.18	(0.02)	(3.08)	(3.10)
Year ended 12-31-2013	16.04	(0.01)	5.20	5.19	(0.16)	(1.17)	(1.33)

Small Cap Growth Class II Shares
Six-month period ended 6-30-2018 (unaudited)	11.63	(0.03)	1.38	1.35	(0.05)	(1.86)	(1.91)
Year ended 12-31-2017	9.69	(0.07)	2.27	2.20	—	(0.26)	(0.26)
Year ended 12-31-2016	10.60	(0.07)	0.23	0.16	—	(1.07)	(1.07)
Year ended 12-31-2015	12.15	(0.09)	0.51	0.42	—	(1.97)	(1.97)
Year ended 12-31-2014	13.76	(0.10)	0.11	0.01	—	(1.62)	(1.62)
Year ended 12-31-2013	9.60	(0.10)	4.26	4.16	—	—	—

Value Class II Shares
Six-month period ended 6-30-2018 (unaudited)	6.44	0.03	(0.05)	(0.02)	(0.12)	(0.19)	(0.31)
Year ended 12-31-2017	5.93	0.11	0.61	0.72	(0.09)	(0.12)	(0.21)
Year ended 12-31-2016	6.15	0.08	0.49	0.57	(0.07)	(0.72)	(0.79)
Year ended 12-31-2015	7.39	0.06	(0.30)	(0.24)	(0.06)	(0.94)	(1.00)
Year ended 12-31-2014	7.82	0.05	0.71	0.76	(0.09)	(1.10)	(1.19)
Year ended 12-31-2013	5.97	0.05	2.03	2.08	(0.05)	(0.18)	(0.23)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 28, 2017 (commencement of operations of the Portfolio) through December 31, 2017.

(6)	Portfolio turnover is calculated at the portfolio level. Percentage indicated was calculated for the period ended December 31, 2017.

    .

124	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Mid Cap Growth Class I Shares
Six-month period ended 6-30-2018 (unaudited)	$12.36	11.50%	$215		0.85	%(4)	-0.09	%(4)	0.90	%(4)	-0.14	%(4)	27%
Year ended 12-31-2017(5)	11.63	16.44	131		0.85	(4)	0.05	(4)	0.89	(4)	0.01	(4)	25	(6)

Class II Shares
Six-month period ended 6-30-2018 (unaudited)	12.34	11.36	528		1.10	(4)	-0.39	(4)	1.15	(4)	-0.44	(4)	27
Year ended 12-31-2017	11.61	26.89	585		1.11		-0.39		1.15		-0.43		25
Year ended 12-31-2016	9.44	6.12	615		1.10		-0.09		1.15		-0.14		33
Year ended 12-31-2015	9.42	-5.78	586		1.10		-0.07		1.15		-0.12		42
Year ended 12-31-2014	10.84	7.87	557		1.10		-0.34		1.15		-0.39		43
Year ended 12-31-2013	10.72	29.94	426		1.10		-0.36		1.16		-0.42		35

Natural Resources Class II Shares
Six-month period ended 6-30-2018 (unaudited)	4.52	-2.14	118		1.22	(4)	0.76	(4)	—		—		18
Year ended 12-31-2017	4.63	2.97	131		1.36		0.11		—		—		44
Year ended 12-31-2016	4.50	23.81	144		1.36		0.20		—		—		67
Year ended 12-31-2015	3.66	-22.39	114		1.35		0.54		—		—		34
Year ended 12-31-2014	4.72	-13.04	146		1.33		0.12		—		—		31
Year ended 12-31-2013	5.43	7.80	173		1.35		-0.02		—		—		134

Science and Technology Class I Shares
Six-month period ended 6-30-2018 (unaudited)	29.42	9.08	1		0.91	(4)	-0.12	(4)	—		—		11
Year ended 12-31-2017(5)	27.04	17.24	—	*	0.90	(4)	-0.25	(4)	—		—		27	(6)

Class II Shares
Six-month period ended 6-30-2018 (unaudited)	29.38	8.94	666		1.16	(4)	-0.38	(4)	—		—		11
Year ended 12-31-2017	27.04	32.12	645		1.15		-0.51		—		—		27
Year ended 12-31-2016	22.34	1.54	514		1.15		-0.52		1.17		-0.54		16
Year ended 12-31-2015	22.96	-2.88	582		1.13		-0.60		1.15		-0.62		25
Year ended 12-31-2014	25.02	2.91	586		1.13		-0.51		1.15		-0.53		29
Year ended 12-31-2013	26.58	56.39	570		1.14		-0.49		1.16		-0.51		51

Securian Real Estate Securities Class II Shares
Six-month period ended 6-30-2018 (unaudited)	6.97	-0.28	41		1.30	(4)	2.14	(4)	1.39	(4)	2.05	(4)	37
Year ended 12-31-2017	7.64	5.39	43		1.22		1.38		1.31		1.29		73
Year ended 12-31-2016	8.39	4.26	49		1.20		1.26		1.29		1.17		79
Year ended 12-31-2015	8.98	4.78	47		1.19		1.10		1.28		1.01		57
Year ended 12-31-2014	9.59	30.17	52		1.21		1.16		1.30		1.07		81
Year ended 12-31-2013	7.90	1.13	40		1.24		1.01		1.33		0.92		43

Small Cap Core Class II Shares
Six-month period ended 6-30-2018 (unaudited)	16.26	7.79	222		1.17	(4)	-0.39	(4)	—		—		56
Year ended 12-31-2017	18.32	13.73	316		1.15		0.01		—		—		112
Year ended 12-31-2016	18.34	28.88	348		1.16		0.08		—		—		182
Year ended 12-31-2015	15.66	-5.58	318		1.15		0.26		—		—		142
Year ended 12-31-2014	17.98	7.05	354		1.15		-0.10		—		—		81
Year ended 12-31-2013	19.90	33.53	289		1.16		-0.09		—		—		54

Small Cap Growth Class II Shares
Six-month period ended 6-30-2018 (unaudited)	11.07	11.89	328		1.14	(4)	-0.45	(4)	1.17	(4)	-0.48	(4)	23
Year ended 12-31-2017	11.63	23.12	377		1.15		-0.69		1.17		-0.71		55
Year ended 12-31-2016	9.69	2.92	426		1.14		-0.79		1.16		-0.81		107
Year ended 12-31-2015	10.60	1.88	430		1.13		-0.76		1.15		-0.78		102
Year ended 12-31-2014	12.15	1.59	426		1.14		-0.80		1.16		-0.82		85
Year ended 12-31-2013	13.76	43.36	560		1.14		-0.84		1.16		-0.86		74

Value Class II Shares
Six-month period ended 6-30-2018 (unaudited)	6.11	-0.26	516		1.01	(4)	0.89	(4)	—		—		22
Year ended 12-31-2017	6.44	12.49	432		1.00		1.74		—		—		67
Year ended 12-31-2016	5.93	11.14	379		1.02		1.38		1.03		1.37		54
Year ended 12-31-2015	6.15	-3.91	384		0.99		0.91		1.00		0.90		74
Year ended 12-31-2014	7.39	10.94	416		1.00		0.72		1.01		0.71		76
Year ended 12-31-2013	7.82	35.34	372		1.00		0.76		1.01		0.75		63

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	125

NOTES TO FINANCIAL STATEMENTS	IVY VIP

JUNE 30, 2018 (UNAUDITED)

1.	ORGANIZATION

Ivy Variable Insurance Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is divided into 29 series (each a “Portfolio”). Effective April 30, 2018, Advantus Real Estate Securities, Bond and Dividend Opportunities changed names to Securian Real Estate Securities, Corporate Bond and Global Equity Income, respectively. The assets belonging to each Portfolio, except Pathfinder Aggressive, Pathfinder Conservative, Pathfinder Moderate, Pathfinder Moderately Aggressive and Pathfinder Moderately Conservative (collectively, the “Pathfinder Portfolios”) and Pathfinder Moderate – Managed Volatility, Pathfinder Moderately Aggressive – Managed Volatility and Pathfinder Moderately Conservative – Managed Volatility (collectively, the “Managed Volatility Portfolios”), are held separately by the custodian. The assets belonging to each Pathfinder Portfolio and Managed Volatility Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The investment objective, policies and risk factors of each Portfolio are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Portfolio’s investment adviser is Ivy Investment Management Company (“IICO”).

Each Portfolio offers Class II shares. Asset Strategy, Energy, High Income, Micro Cap Growth, Mid Cap Growth and Science and Technology also offer Class I shares. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share (“NAV”) may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class II shares have a distribution and service plan. Class I shares are not included in the plan.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the

126	SEMIANNUAL REPORT	2018

relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Portfolio will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Portfolios’ Statement of Assets and Liabilities, less any collateral held by the Portfolios.

Certain Portfolios may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Portfolios may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Portfolios may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Portfolios may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of

2018	SEMIANNUAL REPORT	127

one or more major U.S. banks, the London Interbank Offered Rate (“LIBOR”) or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Portfolio purchases a participation of a loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Portfolio generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Portfolios may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Portfolios may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Portfolio on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Portfolio’s NAV to the extent the Portfolio executes such transactions while remaining substantially fully invested. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Portfolio’s investment subadviser, as applicable, consider advantageous. The Portfolio maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

128	SEMIANNUAL REPORT	2018

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Portfolio calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Investments in Government Money Market are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Short-term securities with maturities of 60 days or less held in all Portfolios (with the exception of Government Money Market) are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Portfolio’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Portfolio uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Portfolio may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or

2018	SEMIANNUAL REPORT	129

unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over the counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

130	SEMIANNUAL REPORT	2018

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Overdraft due to custodian. Due to the short-term nature of overdraft due to custodian, the carrying value approximates fair value and the liability is categorized as Level 2 in the fair value hierarchy.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of June 30, 2018, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

2018	SEMIANNUAL REPORT	131

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Each Portfolio, other than Government Money Market and the Pathfinder Portfolios, may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Portfolio related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Portfolio’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Core Equity, High Income and Natural Resources enter into forward foreign currency exchange contracts to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Futures Contracts. Each Portfolio, other than Government Money Market and the Pathfinder Portfolios, may engage in buying and selling futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Portfolio is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities.

Pathfinder Moderate — Managed Volatility, Pathfinder Moderately Aggressive — Managed Volatility and Pathfinder Moderately Conservative — Managed Volatility invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities (equity risk). Core Equity, Global Growth and Small Cap Core invest in long positions in futures contracts to gain exposure to changes in the value of equity securities (equity risk).

Option Contracts. Options purchased by a Portfolio are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Portfolio has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Portfolio is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Portfolio’s exposure to the underlying instrument. With written options, there may be times when a Portfolio will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Portfolio, due to unfavorable movement of the market price of the underlying instrument.

132	SEMIANNUAL REPORT	2018

Additionally, to the extent a Portfolio enters into OTC option transactions with counterparties, the Portfolio will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Asset Strategy purchases and writes call and put options to increase exposure to various equity markets or certain sectors and/or, in the case of options written, to generate returns from options premiums. Mid Cap Growth purchases and writes call and put options to increase or decrease hedging exposure to underlying instruments (equity risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums. Science and Technology purchases and writes call and put options to increase or decrease hedging exposure to underlying instruments (equity risk) and increase exposure to various equity markets or certain sectors. Value writes call and put options to generate returns from options premiums.

Swap Agreements. Each Portfolio, other than Government Money Market and the Pathfinder Portfolios, may invest in swap agreements. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Payments received or made by the Portfolio are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

Total return swaps involve a commitment to pay or receive periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Asset Strategy, Global Equity Income, Global Growth, Mid Cap Growth, Small Cap Growth and Value enter into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Portfolio enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Portfolio may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Portfolio may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Portfolio and each of its counterparties. The CSA allows the Portfolio and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other with collateral, which is generally held by the Portfolio’s custodian or broker. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of June 30, 2018:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Core Equity
Unrealized appreciation on forward foreign currency contracts(1)	$776	$—	$776	$—	$—	$—	$776
High Income
Unrealized appreciation on forward foreign currency contracts(1)	$279	$—	$279	$—	$—	$(195)	$84

2018	SEMIANNUAL REPORT	133

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Mid Cap Growth
Investments in unaffiliated securities at value*	$8	$—	$8	$—	$—	$—	$8
Natural Resources
Unrealized appreciation on forward foreign currency contracts(1)	$821	$—	$821	$(5)	$(816)	$—	$—
Science and Technology
Investments in unaffiliated securities at value*	$209	$—	$209	$(108)	$—	$—	$101

*Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.

(1) Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities sold receivable.

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Natural Resources
Unrealized depreciation on forward foreign currency contracts(1)	$5	$—	$5	$(5)	$—	$—	$—
Science and Technology
Written options at value	$110	$—	$110	$(110)	$—	$—	$—
Small Cap Growth
Swap agreements, at value	$20	$—	$20	$—	$(20)	$—	$—

(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities purchased payable.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of June 30, 2018:

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Pathfinder Moderate – Managed Volatility	Equity	Unrealized appreciation on futures contracts*	$159		$—
Pathfinder Moderately Aggressive – Managed Volatility	Equity	Unrealized appreciation on futures contracts*	18		—
Pathfinder Moderately Conservative – Managed Volatility	Equity	Unrealized appreciation on futures contracts*	16		—

134	SEMIANNUAL REPORT	2018

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Core Equity	Foreign currency	Unrealized appreciation on forward foreign currency contracts	$699		$—
High Income	Foreign currency	Unrealized appreciation on forward foreign currency contracts	61		—
Mid Cap Growth	Equity	Investments in unaffiliated securities at value**	8	Written options at value	3
Natural Resources	Foreign currency	Unrealized appreciation on forward foreign currency contracts	811		—
Science and Technology	Equity	Investments in unaffiliated securities at value**	209	Written options at value	110
Small Cap Growth	Equity		—	Swap agreements, at value	20
Value	Equity		—	Written options at value	174

* The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of June 30, 2018.

** Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended June 30, 2018:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Pathfinder Moderate – Managed Volatility	Equity	$—	$—	$(2,409)	$—	$—	$(2,409)
Pathfinder Moderately Aggressive – Managed Volatility	Equity	—	—	(459)	—	—	(459)
Pathfinder Moderately Conservative – Managed Volatility	Equity	—	—	(376)	—	—	(376)
Asset Strategy	Equity	(280)	(282)	—	133	—	(429)
Core Equity	Equity	—	—	1,362	—	—	1,362
	Foreign currency	—	—	—	—	(491)	(491)
Global Equity Income	Equity	—	(223)	—	—	—	(223)
Global Growth	Equity	—	(346)	204	—	—	(142)
High Income	Foreign currency	—	—	—	—	(29)	(29)
Mid Cap Growth	Equity	46	(2,209)	—	195	—	(1,968)
Natural Resources	Foreign currency	—	—	—	—	(628)	(628)
Science and Technology	Equity	(512)	—	—	(325)	—	(837)
Small Cap Core	Equity	—	—	498	—	—	498
Small Cap Growth	Equity	—	1,508	—	—	—	1,508
Value	Equity	—	(451)	—	239	—	(212)

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

2018	SEMIANNUAL REPORT	135

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended June 30, 2018:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Pathfinder Moderate – Managed Volatility	Equity	$—	$—	$159	$—	$—	$159
Pathfinder Moderately Aggressive – Managed Volatility	Equity	—	—	23	—	—	23
Pathfinder Moderately Conservative – Managed Volatility	Equity	—	—	21	—	—	21
Asset Strategy	Equity	232	536	—	(90)	—	678
Core Equity	Foreign currency	—	—	—	—	1,005	1,005
High Income	Foreign currency	—	—	—	—	81	81
Mid Cap Growth	Equity	(593)	—	—	94	—	(499)
Natural Resources	Foreign currency	—	—	—	—	1,007	1,007
Science and Technology	Equity	(367)	—	—	213	—	(154)
Small Cap Growth	Equity	—	(378)	—	—	—	(378)
Value	Equity	—	17	—	150	—	167

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended June 30, 2018, the average derivative volume was as follows:

Portfolio	Forward foreign currency contracts(1)		Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Pathfinder Moderate – Managed Volatility	$		$—	$20,377	$—	$—	$—
Pathfinder Moderately Aggressive – Managed Volatility		—	—	4,101	—	—	—
Pathfinder Moderately Conservative – Managed Volatility		—	—	3,652	—	—	—
Asset Strategy		—	—	—	4,257	7	6
Core Equity		121	—	—	—	—	—
High Income		12	—	—	—	—	—
Mid Cap Growth		—	—	—	—	79	20
Natural Resources		96	—	—	—	—	—
Science and Technology		—	—	—	—	107	414
Small Cap Growth		—	—	—	11,412	—	—
Value		—	—	—	4,672	—	88

(1) Average	absolute value of unrealized appreciation/depreciation during the period.
(2) Average	value outstanding during the period.
(3) Average	notional amount outstanding during the period.

5. BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Ivy VIP Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). VIP ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Portfolio. The Subsidiary and the Company act as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and SAI.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio, its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the

136	SEMIANNUAL REPORT	2018

Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2018 of the Subsidiary and the Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary/ Company Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$870,450	$42,438	4.88%
VIP ASF III (SBP), LLC	4-9-13	4-23-13	870,450	254	0.03

6. INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as each Portfolio’s investment adviser. The management fee is accrued daily by each Portfolio, except the Pathfinder Portfolios, at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Asset Strategy	0.700%	0.700%	0.650%	0.650%	0.600%	0.550%
Balanced	0.700	0.700	0.650	0.650	0.600	0.550
Core Equity	0.700	0.700	0.650	0.650	0.600	0.550
Corporate Bond	0.475	0.475	0.450	0.400	0.400	0.400
Energy	0.850	0.850	0.830	0.830	0.800	0.760
Global Bond	0.625	0.600	0.550	0.500	0.500	0.500
Global Equity Income	0.700	0.700	0.650	0.650	0.600	0.550
Global Growth	0.850	0.850	0.830	0.830	0.800	0.760
Government Money Market	0.350	0.350	0.300	0.300	0.300	0.300
Growth	0.700	0.700	0.650	0.650	0.600	0.550
High Income	0.625	0.600	0.550	0.500	0.500	0.500
International Core Equity	0.850	0.850	0.830	0.830	0.800	0.760
Limited-Term Bond	0.500	0.450	0.400	0.350	0.350	0.350
Micro Cap Growth	0.950	0.950	0.930	0.930	0.900	0.860
Mid Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760
Natural Resources	0.850	0.850	0.830	0.830	0.800	0.760
Science and Technology	0.850	0.850	0.830	0.830	0.800	0.760
Securian Real Estate Securities	0.900	0.900	0.870	0.870	0.840	0.800
Small Cap Core	0.850	0.850	0.830	0.830	0.800	0.760
Small Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760
Value	0.700	0.700	0.650	0.650	0.600	0.550

Each Managed Volatility Portfolio pays a management fee to IICO for providing investment advice and supervising its investments at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	Over $1,000M
Pathfinder Moderate – Managed Volatility	0.200%	0.170%	0.150%
Pathfinder Moderately Aggressive – Managed Volatility	0.200	0.170	0.150
Pathfinder Moderately Conservative – Managed Volatility	0.200	0.170	0.150

IICO uses all of the management fee it receives from the Managed Volatility Portfolios to pay Advantus Capital Management Inc. (“Advantus Capital”). Accordingly, Advantus Capital receives a fee based on the average daily net assets of the Managed Volatility Portfolios.

The Pathfinder Portfolios pay no management fees; however, IICO receives management fees from the underlying funds.

2018	SEMIANNUAL REPORT	137

IICO has agreed to waive a Portfolio’s investment management fee on any Portfolio, except the Pathfinder Portfolios and Managed Volatility Portfolios, that is not subadvised on any day that the Portfolio’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

IICO has entered into Subadvisory Agreements with the following entities on behalf of certain Portfolios:

Securian Asset Management, Inc. (“Securian”) serves as subadvisor to Securian Real Estate Securities. Advantus Capital serves as subadvisor to the Managed Volatility Portfolios. The subadvisors make investment decisions in accordance with the Portfolio’s investment objectives, policies and restrictions under the supervision of IICO and the Board of Trustees. IICO pays all applicable costs of the subadvisors.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (“WRSCO”), doing business as WI Services Company (“WISC”), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services, each Portfolio (excluding Pathfinder Portfolios and Managed Volatility Portfolios) pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

Under the Accounting Services Agreement, each Pathfinder Portfolio and Managed Volatility Portfolio pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$5.75	$11.55	$17.75	$24.20	$31.60	$41.25	$48.15	$60.80	$74.25

Each Portfolio also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

Service Plan. Class II. Under a Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act, each Portfolio, except Government Money Market, the Pathfinder Portfolios and the Managed Volatility Portfolios, may pay a service fee to W&R for Class II shares in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

Expense Reimbursements and/or Waivers. IICO, the Portfolios’ investment manager, IDI, the Portfolios’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Portfolios’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Portfolio and class expense limitations and related waivers/reimbursements for the period ended June 30, 2018 were as follows:

Portfolio Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Asset Strategy	Class I	Contractual	4-28-2017	4-30-2019	Class II less 0.25%	$—	*	Shareholder Servicing
Core Equity	Class II	Contractual	10-1-2016	4-30-2019	0.95%	$148		12b-1 Fees and/or Shareholder Servicing

138	SEMIANNUAL REPORT	2018

Portfolio Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Energy	Class I	Contractual	4-28-2017	4-30-2019	Class II less 0.25%	$—	*	Shareholder Servicing
Global Bond	Class II	Voluntary	N/A	N/A	N/A	$69	(1)	Investment Management Fee
Global Growth	Class II	Contractual	10-1-2016	4-30-2019	1.13%	$88		12b-1 Fees and/or Shareholder Servicing
Government Money Market	Class II	Voluntary	N/A	N/A	Reimbursement	$11		Investment Management Fee and/or Shareholder Servicing
High Income	Class I	Contractual	4-28-2017	4-30-2019	Class II less 0.25%	$—	*	Shareholder Servicing
Micro Cap Growth	Class I	Contractual	4-28-2017	4-30-2019	Class II less 0.25%	$—	*	Shareholder Servicing
Mid Cap Growth	All Classes	Contractual	4-28-2017	4-30-2019	N/A	$165	(2)	Investment Management Fee
	Class I	Contractual	4-28-2017	4-30-2019	0.85%	$1		Shareholder Servicing
	Class I	Contractual	4-28-2017	4-30-2019	Class II less 0.25%	$—		N/A
	Class II	Contractual	5-1-2012	4-30-2019	1.10%	$3		12b-1 Fees and/or Shareholder Servicing
Science and Technology	Class I	Contractual	4-28-2017	4-30-2019	Class II less 0.25%	$—		N/A
Securian Real Estate Securities	Class II	Contractual	12-3-2012	4-30-2019	N/A	$18	(3)	Investment Management Fee
Small Cap Growth	Class II	Contractual	10-1-2016	4-30-2019	1.14%	$56		12b-1 Fees and/or Shareholder Servicing

*	Not shown due to rounding.
(1)

For Portfolios managed solely by IICO, IICO has voluntarily agreed to waive its management fee for any day that a portfolio’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver.

(2)	Due to Class I and/or Class II contractual expense limits, investment management fees were waived for all share classes.
(3)	The Portfolio’s investment management fee is being reduced by 0.09% of average daily net assets until April 30, 2019.

Any amounts due to the Portfolios as a reimbursement but not paid as of June 30, 2018 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

7.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Trust (Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios; referred to with the Funds for purposes of this section as Funds) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended June 30, 2018.

2018	SEMIANNUAL REPORT	139

8.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2018 follows:

	12-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-18 Share Balance	6-30-18 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Aggressive
Ivy VIP Corporate Bond, Class II	1,103	$857	$661	$2	$119	1,144	$5,814	$(286)
Ivy VIP Core Equity, Class II	N/A	9,054	95	1	—	741	8,826	(133)
Ivy VIP Global Equity Income, Class II	133	7,912	203	76	22	1,125	8,444	(403)
Ivy VIP Global Growth, Class II	899	735	9,348	815	135	N/A	N/A	(257)
Ivy VIP Growth, Class II	1,223	1,938	7,123	2,265	13	745	8,858	(748)
Ivy VIP High Income, Class I	459	135	1,055	(46)	101	209	725	(29)
Ivy VIP International Core Equity, Class II	725	1,539	1,284	279	443	730	12,665	(1,066)
Ivy VIP Limited-Term Bond, Class II	717	5,001	445	(3)	54	1,675	7,999	(56)
Ivy VIP Mid Cap Growth, Class I	550	437	776	520	36	503	6,210	150
Ivy VIP Small Cap Core, Class II	309	1,080	5,475	280	477	55	895	(365)
Ivy VIP Small Cap Growth, Class II	486	974	4,703	550	248	161	1,779	(141)
Ivy VIP Value, Class II	1,197	2,325	803	261	134	1,437	8,789	(443)

				$5,000	$1,782		$71,004	$(3,777)

	12-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)		Distributions Received	6-30-18 Share Balance	6-30-18 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Conservative
Ivy VIP Corporate Bond, Class II	2,953	$1,438	$2,151	$7		$329	2,817	$14,312	$(786)
Ivy VIP Core Equity, Class II	N/A	7,926	85	1		—	648	7,726	(116)
Ivy VIP Global Equity Income, Class II	1,285	1,487	7,354	638		224	547	4,106	(1,052)
Ivy VIP Global Growth, Class II	435	477	4,439	601		67	N/A	N/A	(332)
Ivy VIP Government Money Market, Class II	21,446	1,893	2,123	—		135	21,216	21,216	— *
Ivy VIP Growth, Class II	1,155	2,295	7,694	2,263		13	652	7,753	(809)
Ivy VIP High Income, Class I	371	1,502	147	—	*	84	763	2,644	(61)
Ivy VIP International Core Equity, Class II	351	756	601	129		220	355	6,159	(521)
Ivy VIP Limited-Term Bond, Class II	4,167	7,605	2,079	(5)		320	5,332	25,460	(399)
Ivy VIP Mid Cap Growth, Class I	235	2,838	245	171		15	440	5,435	110
Ivy VIP Small Cap Core, Class II	149	612	2,358	165		237	48	783	(208)
Ivy VIP Small Cap Growth, Class II	235	565	1,683	257		123	141	1,557	(58)
Ivy VIP Value, Class II	782	3,485	490	166		89	1,258	7,693	(338)

				$4,393		$1,856		$104,844	$(4,570)

140	SEMIANNUAL REPORT	2018

	12-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)		Distributions Received	6-30-18 Share Balance	6-30-18 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Moderate
Ivy VIP Corporate Bond, Class II	14,973	$7,832	$7,117	$10		$1,633	15,154	$76,982	$(3,895)
Ivy VIP Core Equity, Class II	N/A	83,212	1,141	12		—	6,787	80,854	(1,217)
Ivy VIP Global Equity Income, Class II	15,576	11,534	60,733	14,503		2,659	8,591	64,462	(20,003)
Ivy VIP Global Growth, Class II	7,036	4,428	68,716	9,483		1,063	N/A	N/A	(5,139)
Ivy VIP Government Money Market, Class II	86,686	4,294	7,705	—		536	83,275	83,275	— *
Ivy VIP Growth, Class II	8,616	11,791	30,159	15,212		94	6,825	81,146	(4,673)
Ivy VIP High Income, Class I	4,193	1,282	1,348	—	*	933	4,193	14,531	(686)
Ivy VIP International Core Equity, Class II	5,676	7,165	7,622	2,177		3,487	5,574	96,682	(8,333)
Ivy VIP Limited-Term Bond, Class II	24,824	50,817	11,415	(52)		1,866	33,138	158,232	(2,302)
Ivy VIP Mid Cap Growth, Class I	3,039	22,859	2,637	2,298		199	4,604	56,889	1,325
Ivy VIP Small Cap Core, Class II	1,933	6,127	30,519	2,250		3,001	504	8,197	(2,810)
Ivy VIP Small Cap Growth, Class II	3,041	5,471	23,539	3,538		1,561	1,472	16,297	(997)
Ivy VIP Value, Class II	8,428	34,637	4,824	1,783		948	13,168	80,520	(3,559)

				$51,214		$17,980		$818,067	$(52,289)

	12-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-18 Share Balance	6-30-18 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Moderately Aggressive
Ivy VIP Corporate Bond, Class II	16,003	$16,686	$6,814	$17	$1,768	17,988	$91,380	$(4,172)
Ivy VIP Core Equity, Class II	N/A	114,569	1,922	29	—	9,315	110,973	(1,675)
Ivy VIP Global Equity Income, Class II	18,667	13,765	51,799	16,438	3,226	13,100	98,298	(23,849)
Ivy VIP Global Growth, Class II	10,540	6,640	102,420	14,733	1,612	N/A	N/A	(8,220)
Ivy VIP Government Money Market, Class II	51,942	2,917	4,061	—	324	50,798	50,798	— *
Ivy VIP Growth, Class II	12,477	16,990	49,012	22,868	138	9,367	111,376	(7,471)
Ivy VIP High Income, Class I	5,743	1,294	8,978	(375)	1,294	3,654	12,663	(582)
Ivy VIP International Core Equity, Class II	8,502	11,882	10,130	2,890	5,289	8,499	147,430	(12,311)
Ivy VIP Limited-Term Bond, Class II	20,718	59,495	8,817	(31)	1,578	31,385	149,862	(1,912)
Ivy VIP Mid Cap Growth, Class I	4,097	31,808	3,230	3,066	271	6,320	78,087	1,860
Ivy VIP Small Cap Core, Class II	2,605	8,315	41,032	3,001	4,097	692	11,250	(3,755)
Ivy VIP Small Cap Growth, Class II	4,100	7,397	31,049	5,099	2,129	2,021	22,369	(1,654)
Ivy VIP Value, Class II	11,783	45,658	6,067	2,511	1,341	18,073	110,511	(4,951)

				$70,246	$23,067		$994,997	$(68,692)

2018	SEMIANNUAL REPORT	141

	12-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)		Distributions Received	6-30-18 Share Balance	6-30-18 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Moderately Conservative
Ivy VIP Corporate Bond, Class II	5,563	$1,722	$3,230	$5		$609	5,279	$26,817	$(1,460)
Ivy VIP Core Equity, Class II	N/A	20,817	249	4		—	1,701	20,264	(305)
Ivy VIP Global Equity Income, Class II	2,974	2,214	10,694	2,081		510	1,845	13,847	(3,196)
Ivy VIP Global Growth, Class II	1,511	968	14,913	1,896		229	N/A	N/A	(968)
Ivy VIP Government Money Market, Class II	37,241	1,645	3,108	—		231	35,778	35,778	— *
Ivy VIP Growth, Class II	2,879	3,944	16,364	5,625		31	1,710	20,337	(2,055)
Ivy VIP High Income, Class I	1,029	2,100	332	—	*	230	1,544	5,351	(168)
Ivy VIP International Core Equity, Class II	1,219	1,449	1,638	369		752	1,197	20,768	(1,699)
Ivy VIP Limited-Term Bond, Class II	8,379	14,763	3,581	(18)		633	10,740	51,284	(786)
Ivy VIP Mid Cap Growth, Class I	762	5,672	650	530		50	1,154	14,258	379
Ivy VIP Small Cap Core, Class II	484	1,546	7,690	529		755	126	2,054	(673)
Ivy VIP Small Cap Growth, Class II	762	1,378	5,990	804		393	369	4,085	(166)
Ivy VIP Value, Class II	2,213	8,015	1,187	448		250	3,300	20,180	(896)

				$12,273		$4,673		$235,023	$(11,993)

	12-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-18 Share Balance	6-30-18 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Moderate – Managed Volatility
Ivy VIP Corporate Bond, Class II	9,942	$6,316	$—	$—	$1,176	11,188	$56,838	$(2,704)
Ivy VIP Core Equity, Class II	N/A	60,599	—	—	—	5,012	59,711	(888)
Ivy VIP Global Equity Income, Class II	10,339	9,477	39,805	6,833	1,908	6,345	47,610	(10,781)
Ivy VIP Global Growth, Class II	4,672	3,667	46,710	5,991	762	N/A	N/A	(3,061)
Ivy VIP Government Money Market, Class II	57,557	3,926	—	—	376	61,484	61,484	— *
Ivy VIP Growth, Class II	5,721	9,524	16,099	9,904	67	5,040	59,925	(2,683)
Ivy VIP High Income, Class I	2,784	1,082	—	—	670	3,096	10,728	(500)
Ivy VIP International Core Equity, Class II	3,769	6,297	—	396	2,504	4,117	71,407	(4,923)
Ivy VIP Limited-Term Bond, Class II	16,483	38,043	—	—	1,343	24,467	116,826	(1,649)
Ivy VIP Mid Cap Growth, Class I	2,017	17,135	—	1,078	142	3,400	42,007	1,410
Ivy VIP Small Cap Core, Class II	1,283	4,680	20,127	1,599	2,154	372	6,052	(1,994)
Ivy VIP Small Cap Growth, Class II	2,019	4,230	15,150	2,263	1,117	1,087	12,033	(524)
Ivy VIP Value, Class II	5,593	25,878	—	1,090	678	9,725	59,464	(2,424)

				$29,154	$12,897		$604,085	$(30,721)

142	SEMIANNUAL REPORT	2018

	12-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-18 Share Balance	6-30-18 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Moderately Aggressive – Managed Volatility
Ivy VIP Corporate Bond, Class II	1,379	$1,527	$318	$— *	$156	1,620	$8,229	$(363)
Ivy VIP Core Equity, Class II	N/A	10,144	—	—	—	839	9,995	(149)
Ivy VIP Global Equity Income, Class II	1,608	1,317	4,590	1,025	284	1,180	8,854	(1,672)
Ivy VIP Global Growth, Class II	908	655	9,041	1,146	142	N/A	N/A	(576)
Ivy VIP Government Money Market, Class II	4,476	291	193	—	29	4,574	4,574	— *
Ivy VIP Growth, Class II	1,075	1,597	4,001	1,912	12	844	10,031	(566)
Ivy VIP High Income, Class I	495	128	738	(31)	114	329	1,140	(53)
Ivy VIP International Core Equity, Class II	733	1,144	439	212	466	766	13,280	(1,038)
Ivy VIP Limited-Term Bond, Class II	1,785	5,330	377	(2)	139	2,826	13,496	(168)
Ivy VIP Mid Cap Growth, Class I	353	2,852	135	219	24	569	7,032	209
Ivy VIP Small Cap Core, Class II	224	764	3,665	134	361	62	1,013	(197)
Ivy VIP Small Cap Growth, Class II	353	683	2,725	353	188	182	2,014	(50)
Ivy VIP Value, Class II	1,015	4,095	243	216	118	1,628	9,953	(433)

				$5,184	$2,033		$89,611	$(5,056)

	12-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)		Distributions Received	6-30-18 Share Balance	6-30-18 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Moderately Conservative – Managed Volatility
Ivy VIP Corporate Bond, Class II	1,606	$513	$399	$1		$185	1,629	$8,277	$(433)
Ivy VIP Core Equity, Class II	N/A	6,348	—	—		—	525	6,255	(93)
Ivy VIP Global Equity Income, Class II	858	679	2,962	471		154	570	4,275	(806)
Ivy VIP Global Growth, Class II	436	298	4,286	589		69	N/A	N/A	(317)
Ivy VIP Government Money Market, Class II	10,749	500	206	—		69	11,042	11,042	— *
Ivy VIP Growth, Class II	831	1,204	4,425	1,604		10	528	6,277	(551)
Ivy VIP High Income, Class I	297	641	21	—	*	70	477	1,652	(51)
Ivy VIP International Core Equity, Class II	352	447	103	65		228	370	6,411	(472)
Ivy VIP Limited-Term Bond, Class II	2,419	4,493	229	(2)		192	3,315	15,828	(238)
Ivy VIP Mid Cap Growth, Class I	220	1,740	37	125		15	356	4,401	142
Ivy VIP Small Cap Core, Class II	140	471	2,174	181		229	39	634	(224)
Ivy VIP Small Cap Growth, Class II	220	420	1,678	225		119	114	1,261	(39)
Ivy VIP Value, Class II	638	2,454	68	130		76	1,019	6,229	(268)

				$3,389		$1,416		$72,542	$(3,350)

2018	SEMIANNUAL REPORT	143

	12-31-17 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Distributions Received	6-30-18 Share Balance	6-30-18 Value	Net Change in Unrealized Depreciation
High Income
Larchmont Resources LLC(2)	1	$—	$—	$—	$—	1	$277	$(58)

	12-31-17 Principal Balance				Interest Received	6-30-18 Principal Balance		Net Change in Unrealized Depreciation
Larchmont Resources LLC (9.050% Cash or 9.050% PIK), 11.330%, 8-7-20	$863	$23	$—	$—	$43	$886	$872	$(7)

*	Not shown due to rounding.
(1)	Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.
(2)	No dividends were paid during the preceding 12 months.

9.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended June 30, 2018, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Pathfinder Aggressive	$—	$31,987	$—	$33,194
Pathfinder Conservative	—	32,879	—	32,486
Pathfinder Moderate	—	251,449	—	274,650
Pathfinder Moderately Aggressive	—	337,416	—	348,623
Pathfinder Moderately Conservative	—	66,233	—	73,011
Pathfinder Moderate – Managed Volatility	—	190,854	—	142,661
Pathfinder Moderately Aggressive – Managed Volatility	—	30,527	—	27,512
Pathfinder Moderately Conservative – Managed Volatility	—	20,208	—	17,285
Asset Strategy	5,987	251,926	4,154	277,648
Balanced	4,291	86,596	8,804	107,090
Core Equity	—	412,498	—	165,603
Corporate Bond	15,332	81,897	18,975	59,150
Energy	—	33,292	—	32,746
Global Bond	249	4,079	1,323	3,768
Global Equity Income	—	291,052	—	453,118
Global Growth	—	71,679	—	356,083
Government Money Market	—	—	—	—
Growth	—	149,362	—	344,788
High Income	—	195,487	—	200,639
International Core Equity	—	174,536	—	205,473
Limited-Term Bond	203,041	54,664	10,376	120,941
Micro Cap Growth	—	12,244	—	13,895
Mid Cap Growth	—	189,824	—	257,637
Natural Resources	—	21,244	—	34,946
Science and Technology	—	72,434	—	96,530
Securian Real Estate Securities	—	14,626	—	15,907
Small Cap Core	—	159,208	—	278,837
Small Cap Growth	—	80,588	—	175,490
Value	—	183,265	—	94,203

10.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

Certain Portfolios may lend their portfolio securities only to borrowers that are approved by the Portfolio’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Portfolio collateral consisting of cash or securities issued or guaranteed by the U.S. government. The initial collateral received by the Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned

144	SEMIANNUAL REPORT	2018

securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio and any excess collateral is returned by the Portfolio on the next business day. During the term of the loan, the Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares or certain other registered money market funds and are disclosed in the Portfolio’s Schedule of Investments and are reflected in the Statement of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio and the Portfolio does not have the ability to re-hypothecate these securities. The securities on loan for each Portfolio are also disclosed in its Schedule of Investments. The total value of any securities on loan as of June 30, 2018 and the total value of the related cash collateral are disclosed in the Statement of Assets and Liabilities. Income earned by the Portfolios from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of the Portfolio’s securities lending positions and related cash and non-cash collateral received as of June 30, 2018:

Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Asset Strategy	$1,208	$789	$464	$1,253
Balanced	374	385	—	385
Corporate Bond	321	329	—	329
Energy	3,930	4,016	—	4,016
Global Bond	63	65	—	65
Global Equity Income	2,036	2,033	—	2,033
Global Growth	1,356	—	1,424	1,424
High Income	21,638	20,699	1,436	22,135
International Core Equity	3,819	—	4,012	4,012
Limited-Term Bond	500	141	370	511
Micro Cap Growth	5,652	5,818	—	5,818
Mid Cap Growth	13,396	13,843	—	13,843
Natural Resources	3,478	3,552	—	3,552
Science and Technology	12,080	12,121	218	12,339
Small Cap Core	63	64	—	64
Small Cap Growth	11,478	11,722	—	11,722

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Portfolios benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Portfolio could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2018	SEMIANNUAL REPORT	145

11.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Pathfinder Aggressive				Pathfinder Conservative
	Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17		Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	399	$2,129	635	$3,112	1,261	$6,521	1,056	$5,265
Shares issued in reinvestment of distributions to shareholders:
Class II	1,005	5,066	1,290	5,994	942	4,721	1,111	5,402
Shares redeemed:
Class II	(1,680)	(8,876)	(3,206)	(15,761)	(2,216)	(11,477)	(4,355)	(21,862)

Net decrease	(276)	$(1,681)	(1,281)	$(6,655)	(13)	$(235)	(2,188)	$(11,195)

	Pathfinder Moderate				Pathfinder Moderately Aggressive
	Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17		Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	520	$2,777	898	$4,660	663	$3,747	1,200	$6,378
Shares issued in reinvestment of distributions to shareholders:
Class II	9,295	48,519	10,958	54,504	12,168	65,728	14,017	71,450
Shares redeemed:
Class II	(14,305)	(77,538)	(20,810)	(108,172)	(15,172)	(85,113)	(25,350)	(135,596)

Net decrease	(4,490)	$(26,242)	(8,954)	$(49,008)	(2,341)	$(15,638)	(10,133)	$(57,768)

	Pathfinder Moderately Conservative				Pathfinder Moderate – Managed Volatility
	Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17		Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	119	$637	356	$1,832	4,596	$26,703	7,845	$43,358
Shares issued in reinvestment of distributions to shareholders:
Class II	2,514	12,956	2,884	14,287	4,281	24,303	3,224	17,259
Shares redeemed:
Class II	(3,926)	(20,984)	(8,287)	(42,582)	(2,165)	(12,593)	(4,810)	(26,453)

Net increase (decrease)	(1,293)	$(7,391)	(5,047)	$(26,463)	6,712	$38,413	6,259	$34,164

146	SEMIANNUAL REPORT	2018

	Pathfinder Moderately Aggressive – Managed Volatility				Pathfinder Moderately Conservative – Managed Volatility
	Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17		Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	484	$2,772	2,023	$10,772	567	$3,165	981	$5,224
Shares issued in reinvestment of distributions to shareholders:
Class II	731	4,062	550	2,851	529	2,876	340	1,769
Shares redeemed:
Class II	(837)	(4,792)	(1,586)	(8,514)	(629)	(3,514)	(1,145)	(6,078)

Net increase	378	$2,042	987	$5,109	467	$2,527	176	$915

	Asset Strategy				Balanced
	Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17		Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	—	$—	29	$249	N/A	N/A	N/A	N/A
Class II	1,504	14,485	2,831	24,438	609	$4,856	1,784	$13,737
Shares issued in reinvestment of distributions to shareholders:
Class I	— *	— *	— *	4	N/A	N/A	N/A	N/A
Class II	115	1,115	1,579	14,367	1,388	10,863	2,160	15,972
Shares redeemed:
Class I	—	—	—	—	N/A	N/A	N/A	N/A
Class II	(10,059)	(96,840)	(23,120)	(200,265)	(3,380)	(27,081)	(6,669)	(51,187)

Net decrease	(8,440)	$(81,240)	(18,681)	$(161,207)	(1,383)	$(11,362)	(2,725)	$(21,478)

	Core Equity				Corporate Bond
	Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17		Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	26,118	$315,906	594	$6,694	7,904	$40,355	30,632	$163,526
Shares issued in reinvestment of distributions to shareholders:
Class II	2,972	35,537	1,802	19,178	2,296	11,579	1,856	9,800
Shares redeemed:
Class II	(3,453)	(43,128)	(5,559)	(63,308)	(7,405)	(38,479)	(9,177)	(48,842)

Net increase (decrease)	25,637	$308,315	(3,163)	$(37,436)	2,795	$13,455	23,311	$124,484

2018	SEMIANNUAL REPORT	147

	Energy				Global Bond
	Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17		Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	—	$—	43	$250	N/A	N/A	N/A	N/A
Class II	3,340	19,795	6,707	38,703	321	$1,569	929	$4,578
Shares issued in reinvestment of distributions to shareholders:
Class I	—	—	— *	2	N/A	N/A	N/A	N/A
Class II	—	—	230	1,270	132	626	129	630
Shares redeemed:
Class I	—	—	—	—	N/A	N/A	N/A	N/A
Class II	(3,245)	(18,936)	(7,220)	(41,332)	(519)	(2,532)	(876)	(4,316)

Net increase (decrease)	95	$859	(240)	$(1,107)	(66)	$(337)	182	$892

	Global Equity Income				Global Growth
	Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17		Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	1,457	$11,528	2,410	$19,445	709	$7,381	811	$7,333
Shares issued in reinvestment of distributions to shareholders:
Class II	5,843	45,707	3,075	23,553	2,748	27,188	1,319	11,573
Shares redeemed:
Class II	(25,251)	(198,661)	(9,452)	(76,467)	(30,059)	(301,106)	(9,326)	(85,939)

Net decrease	(17,951)	$(141,426)	(3,967)	$(33,469)	(26,602)	$(266,537)	(7,196)	$(67,033)

	Government Money Market				Growth
	Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17		Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	34,435	$34,435	54,205	$54,205	630	$7,951	2,141	$24,866
Shares issued in reinvestment of distributions to shareholders:
Class II	1,959	1,959	1,954	1,954	8,478	99,829	7,846	81,581
Shares redeemed:
Class II	(36,347)	(36,347)	(152,969)	(152,969)	(16,019)	(195,181)	(18,007)	(201,835)

Net increase (decrease)	47	$47	(96,810)	$(96,810)	(6,911)	$(87,401)	(8,020)	$(95,388)

148	SEMIANNUAL REPORT	2018

	High Income				International Core Equity
	Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17		Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	1,462	$5,080	32,570	$119,198	N/A	N/A	N/A	N/A
Class II	19,333	70,149	63,565	232,237	1,254	$22,847	2,462	$43,379
Shares issued in reinvestment of distributions to shareholders:
Class I	1,015	3,506	978	3,461	N/A	N/A	N/A	N/A
Class II	16,234	56,012	14,324	50,714	1,814	32,980	640	10,926
Shares redeemed:
Class I	(3,469)	(12,185)	(18,146)	(65,535)	N/A	N/A	N/A	N/A
Class II	(29,976)	(107,689)	(68,269)	(248,715)	(2,738)	(50,748)	(6,296)	(107,670)

Net increase (decrease)	4,599	$14,873	25,022	$91,360	330	$5,079	(3,194)	$(53,365)

	Limited-Term Bond				Micro Cap Growth
	Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17		Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	N/A	N/A	N/A	N/A	— *	$—	17	$354
Class II	38,427	$183,142	23,779	$116,247	268	6,861	605	12,937
Shares issued in reinvestment of distributions to shareholders:
Class I	N/A	N/A	N/A	N/A	—	—	— *	1
Class II	1,482	7,043	1,288	6,273	—	—	9	215
Shares redeemed:
Class I	N/A	N/A	N/A	N/A	— *	(1)	— *	—
Class II	(6,248)	(30,158)	(15,069)	(73,677)	(344)	(8,382)	(464)	(9,888)

Net increase (decrease)	33,661	$160,027	9,998	$48,843	(76)	$(1,522)	167	$3,619

	Mid Cap Growth				Natural Resources
	Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17		Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	6,406	$79,559	13,724	$141,656	N/A	N/A	N/A	N/A
Class II	3,790	46,757	2,996	31,343	1,627	$7,401	4,910	$20,925
Shares issued in reinvestment of distributions to shareholders:
Class I	534	6,483	404	3,997	N/A	N/A	N/A	N/A
Class II	1,911	23,180	1,582	15,653	75	351	43	179
Shares redeemed:
Class I	(818)	(10,086)	(2,821)	(31,392)	N/A	N/A	N/A	N/A
Class II	(13,280)	(159,354)	(19,448)	(200,812)	(3,966)	(17,976)	(8,593)	(37,090)

Net decrease	(1,457)	$(13,461)	(3,563)	$(39,555)	(2,264)	$(10,224)	(3,640)	$(15,986)

2018	SEMIANNUAL REPORT	149

	Science and Technology				Securian Real Estate Securities
	Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17		Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	6	$169	17	$430	N/A	N/A	N/A	N/A
Class II	1,619	46,559	3,393	87,491	367	$2,583	664	$5,272
Shares issued in reinvestment of distributions to shareholders:
Class I	— *	2	1	16	N/A	N/A	N/A	N/A
Class II	59	1,728	2,024	50,952	509	3,316	857	6,215
Shares redeemed:
Class I	— *	(11)	(1)	(29)	N/A	N/A	N/A	N/A
Class II	(2,845)	(81,176)	(4,615)	(117,781)	(625)	(4,375)	(1,660)	(13,140)

Net increase (decrease)	(1,161)	$(32,729)	819	$21,079	251	$1,524	(139)	$(1,653)

	Small Cap Core				Small Cap Growth
	Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17		Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	314	$5,595	1,738	$30,054	943	$11,176	1,483	$15,659
Shares issued in reinvestment of distributions to shareholders:
Class II	3,561	56,235	2,444	39,265	5,494	59,720	1,060	10,680
Shares redeemed:
Class II	(7,456)	(122,505)	(5,943)	(105,330)	(9,189)	(103,861)	(14,095)	(150,763)

Net decrease	(3,581)	$(60,675)	(1,761)	$(36,011)	(2,752)	$(32,965)	(11,552)	$(124,424)

	Value
	Six months ended 6-30-18 (Unaudited)		Year ended 12-31-17
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	19,201	$120,427	13,536	$82,603
Shares issued in reinvestment of distributions to shareholders:
Class II	3,219	20,089	2,016	11,720
Shares redeemed:
Class II	(5,050)	(32,477)	(12,513)	(76,425)

Net increase	17,370	$108,039	3,039	$17,898

*	Not shown due to rounding.

12.	COMMITMENTS ($ amounts in thousands)

Bridge loan commitments may obligate a Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. At period ended June 30, 2018, High Income had outstanding bridge loan commitments of $6,422. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statements of Operations.

150	SEMIANNUAL REPORT	2018

13.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Pathfinder Aggressive	$74,239	$1,085	$3,295	$(2,210)
Pathfinder Conservative	108,573	375	3,296	(2,921)
Pathfinder Moderate	832,454	9,761	22,831	(13,070)
Pathfinder Moderately Aggressive	1,008,810	11,767	24,757	(12,990)
Pathfinder Moderately Conservative	241,224	1,822	7,154	(5,332)
Pathfinder Moderate – Managed Volatility	634,524	7,248	19,559	(12,311)
Pathfinder Moderately Aggressive – Managed Volatility	94,959	612	3,704	(3,092)
Pathfinder Moderately Conservative – Managed Volatility	76,551	548	2,457	(1,909)
Asset Strategy	806,792	122,833	60,245	62,588
Balanced	311,407	38,233	8,636	29,597
Core Equity	668,608	72,475	7,670	64,805
Corporate Bond	546,005	2,632	18,927	(16,295)
Energy	161,162	28,604	11,724	16,880
Global Bond	22,381	85	820	(735)
Global Equity Income	333,593	13,241	19,127	(5,886)
Global Growth	131,709	29,695	3,232	26,463
Government Money Market	317,235	—	—	—
Growth	551,542	245,596	10,072	235,524
High Income	969,474	13,222	37,965	(24,743)
International Core Equity	734,301	74,190	39,148	35,042
Limited-Term Bond	596,841	459	6,353	(5,894)
Micro Cap Growth	63,179	31,846	2,683	29,163
Mid Cap Growth	589,082	184,989	28,142	156,847
Natural Resources	122,389	9,857	11,174	(1,317)
Science and Technology	384,951	303,388	10,086	293,302
Securian Real Estate Securities	41,199	1,536	1,490	46
Small Cap Core	197,823	29,527	5,318	24,209
Small Cap Growth	271,133	73,803	5,930	67,873
Value	473,868	48,376	9,185	39,191

For Federal income tax purposes, the Portfolios’ distributed and undistributed earnings and profit for the year ended December 31, 2017 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Pathfinder Aggressive	$1,673	$3,390	$—	$—	$—
Pathfinder Conservative	1,746	2,970	—	—	—
Pathfinder Moderate	15,399	33,099	—	—	—
Pathfinder Moderately Aggressive	23,986	41,725	—	—	—
Pathfinder Moderately Conservative	4,181	8,769	—	—	—
Pathfinder Moderate – Managed Volatility	8,534	15,742	—	—	—
Pathfinder Moderately Aggressive – Managed Volatility	1,567	2,491	—	—	—
Pathfinder Moderately Conservative – Managed Volatility	1,056	1,818	—	—	—
Asset Strategy	1,212	—	—	—	—
Balanced	5,526	5,388	—	—	—
Core Equity	6,155	28,755	—	—	—
Corporate Bond	11,574	—	—	—	—
Energy	—	—	—	—	73

2018	SEMIANNUAL REPORT	151

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Global Bond	$625	$—	$—	$—	$—
Global Equity Income	11,044	35,025	—	—	—
Global Growth	6,598	20,586	—	—	—
Government Money Market	47	—	—	—	—
Growth	965	99,013	—	—	—
High Income	59,413	—	—	—	—
International Core Equity	28,470	4,504	—	—	—
Limited-Term Bond	7,034	—	—	—	—
Micro Cap Growth	—	—	—	140	—
Mid Cap Growth	2,737	26,555	—	—	—
Natural Resources	—	—	—	—	66
Science and Technology	—	1,728	—	—	712
Securian Real Estate Securities	1,196	2,117	—	—	—
Small Cap Core	27,727	28,527	—	—	—
Small Cap Growth	17,190	42,526	—	—	—
Value	7,839	12,753	—	—	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended December 31, 2017 and 2016 were as follows:

	December 31, 2017		December 31, 2016
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Pathfinder Aggressive	$1,058	$4,936	$1,209	$7,733
Pathfinder Conservative	1,230	4,172	1,341	7,033
Pathfinder Moderate	9,628	44,876	11,309	68,308
Pathfinder Moderately Aggressive	13,001	58,449	16,506	90,370
Pathfinder Moderately Conservative	2,870	11,417	3,428	19,152
Pathfinder Moderate – Managed Volatility	2,508	14,751	2,612	15,290
Pathfinder Moderately Aggressive – Managed Volatility	388	2,463	624	3,420
Pathfinder Moderately Conservative – Managed Volatility	298	1,471	327	1,832
Asset Strategy	14,371	—	6,389	—
Balanced	5,768	10,204	10,433	49,291
Core Equity	1,910	17,268	8,956	44,866
Corporate Bond	8,771	1,029	6,593	742
Energy	1,272	—	203	—
Global Bond	630	—	731	—
Global Equity Income	6,575	16,978	6,264	28,123
Global Growth	213	11,360	1,644	13,615
Government Money Market	2,151	—	699	—
Growth	2,229	79,352	5,166	84,877
High Income	54,175	—	56,542	—
International Core Equity	10,926	—	8,908	7,187
Limited-Term Bond	6,274	—	5,755	—
Micro Cap Growth	—	216	—	6,098
Mid Cap Growth	—	19,650	4,666	28,331
Natural Resources	179	—	875	—
Science and Technology	3,112	47,869	—	20,982
Securian Real Estate Securities	687	5,528	516	4,360
Small Cap Core	34,485	4,780	1,333	28,403

152	SEMIANNUAL REPORT	2018

	December 31, 2017		December 31, 2016
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Small Cap Growth	$—	$10,680	$—	$45,145
Value	5,834	5,886	12,259	36,661

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of December 31, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Portfolio’s first fiscal year end subject to the Modernization Act was December 31, 2011. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable portfolios electing to be taxed as a regulated investment company during the period end December 31, 2017:

	Pre-Enactment	Post-Enactment
Portfolio	2018	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Pathfinder Aggressive	$—	$—	$—
Pathfinder Conservative	—	—	—
Pathfinder Moderate	—	—	—
Pathfinder Moderately Aggressive	—	—	—
Pathfinder Moderately Conservative	—	—	—
Pathfinder Moderate – Managed Volatility	—	—	—
Pathfinder Moderately Aggressive – Managed Volatility	—	—	—
Pathfinder Moderately Conservative – Managed Volatility	—	—	—
Asset Strategy	—	49,771	83
Balanced	—	—	—
Core Equity	—	—	—
Corporate Bond	—	—	—
Energy	432	8,261	11,486
Global Bond	—	285	779
Global Equity Income	—	—	—
Global Growth	—	—	—
Government Money Market	—	—	—
Growth	—	—	—
High Income	—	—	47,552
International Core Equity	—	—	—
Limited-Term Bond	—	722	3,046
Micro Cap Growth	—	—	—
Mid Cap Growth	—	—	—
Natural Resources	—	4,747	40,126
Science and Technology	—	—	—
Securian Real Estate Securities	—	—	—
Small Cap Core	—	—	—
Small Cap Growth	—	—	—
Value	—	—	—

2018	SEMIANNUAL REPORT	153

PROXY VOTING INFORMATION	IVY VIP

Proxy Voting Guidelines

A description of the policies and procedures Ivy Variable Insurance Portfolios uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

154	SEMIANNUAL REPORT	2018

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY VIP

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

2018	SEMIANNUAL REPORT	155

This page has been intentionally left blank

156	SEMIANNUAL REPORT	2018

This page has been intentionally left blank

2018	SEMIANNUAL REPORT	157

This page has been intentionally left blank

158	SEMIANNUAL REPORT	2018

THE IVY VARIABLE INSURANCE PORTFOLIOS FAMILY

Global/International Portfolios

Global Equity Income1

1(formerly known as Dividend Opportunities)

Global Growth

International Core Equity

Domestic Equity Portfolios

Core Equity

Growth

Micro Cap Growth

Mid Cap Growth

Small Cap Core

Small Cap Growth

Value

Fixed Income Portfolios

Corporate Bond1

1(formerly know as Bond)

Global Bond

High Income

Limited-Term Bond

Money Market Portfolio

Government Money Market

Specialty Portfolios

Securian Real Estate Securities1

1(formerly known as Advantus Real Estate Securities)

Asset Strategy

Balanced

Energy

Natural Resources

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Pathfinder Moderate — Managed Volatility

Pathfinder Moderately Aggressive — Managed Volatility

Pathfinder Moderately Conservative — Managed

Volatility

Science and Technology

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of Ivy Variable Insurance Portfolios. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Portfolio prospectus as well as the variable product prospectus.

2018	SEMIANNUAL REPORT	159

SEMIANN-IVYVIP (06-18)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY VARIABLE INSURANCE PORTFOLIOS

(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date:	September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date:	September 7, 2018

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	September 7, 2018